TIAA-CREF LIFE FUNDS - Growth Equity Fund

		TIAA-CREF LIFE FUNDS
		GROWTH EQUITY FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		March 31, 2022
SHARES		COMPANY	VALUE
COMMON STOCKS - 97.5%
AUTOMOBILES & COMPONENTS - 2.9%
2,066	*	Aptiv plc	$247,321
10,987	*	General Motors Co	480,571
1,779	*	Rivian Automotive, Inc	89,377
3,515	*	Tesla, Inc	3,787,764
		TOTAL AUTOMOBILES & COMPONENTS	4,605,033
BANKS - 0.4%
13,658		Wells Fargo & Co	661,867
		TOTAL BANKS	661,867
CAPITAL GOODS - 4.0%
6,549	*	Boeing Co	1,254,133
20,778		Carrier Global Corp	953,087
3,660		Deere & Co	1,520,584
9,138	*	Liberty Media Acquisition Corp	91,654
3,433		Roper Technologies Inc	1,621,166
7,736		Safran S.A.	910,801
		TOTAL CAPITAL GOODS	6,351,425
COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
2,665	*	Cimpress plc	169,467
20,894		Experian Group Ltd	804,954
6,337		Verisk Analytics, Inc	1,360,110
13,047		Waste Connections, Inc	1,822,666
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,157,197
CONSUMER DURABLES & APPAREL - 1.5%
6,189		Essilor International S.A.	1,131,910
4,609		Nike, Inc (Class B)	620,187
89,200		Prada S.p.A	565,009
		TOTAL CONSUMER DURABLES & APPAREL	2,317,106
CONSUMER SERVICES - 4.3%
1,851	*	Booking Holdings, Inc	4,346,981
37,995	*	Carnival Corp	768,259
578	*	Chipotle Mexican Grill, Inc (Class A)	914,413
17,807	*	Las Vegas Sands Corp	692,158
		TOTAL CONSUMER SERVICES	6,721,811
DIVERSIFIED FINANCIALS - 1.4%
77,546	*	Grab Holdings Ltd.	271,411
9,607	*	Ribbit LEAP Ltd	95,590
4,436		S&P Global, Inc	1,819,558
		TOTAL DIVERSIFIED FINANCIALS	2,186,559
ENERGY - 1.3%
11,186		ConocoPhillips	1,118,600
3,601		Pioneer Natural Resources Co	900,358
		TOTAL ENERGY	2,018,958
FOOD & STAPLES RETAILING - 2.0%
5,394		Costco Wholesale Corp	3,106,135
		TOTAL FOOD & STAPLES RETAILING	3,106,135
FOOD, BEVERAGE & TOBACCO - 1.1%
40,927		Davide Campari-Milano NV	474,715

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
15,878	*	Monster Beverage Corp	$1,268,652
		TOTAL FOOD, BEVERAGE & TOBACCO	1,743,367
HEALTH CARE EQUIPMENT & SERVICES - 3.5%
7,710		Alcon, Inc	610,832
2,731	*	Align Technology, Inc	1,190,716
3,249	*	Dexcom, Inc	1,662,188
5,341	*	Guardant Health, Inc	353,788
5,086	*	Intuitive Surgical, Inc	1,534,344
183		UnitedHealth Group, Inc	93,325
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,445,193
INSURANCE - 0.9%
23,068		American International Group, Inc	1,447,978
		TOTAL INSURANCE	1,447,978
MATERIALS - 0.5%
2,269		Linde plc	724,787
		TOTAL MATERIALS	724,787
MEDIA & ENTERTAINMENT - 11.3%
3,086	*	Alphabet, Inc (Class C)	8,619,167
16,096		Comcast Corp (Class A)	753,615
5,762		Electronic Arts, Inc	728,951
5,782	*	IAC	579,819
9,436	*	Match Group, Inc	1,026,071
17,414	*	Meta Platforms, Inc	3,872,177
6,125	*	ROBLOX Corp	283,220
13,600		Tencent Holdings Ltd	626,883
15,802	*	Twitter, Inc	611,379
5,357	*	Walt Disney Co	734,766
		TOTAL MEDIA & ENTERTAINMENT	17,836,048
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
15,415		AbbVie, Inc	2,498,926
35,752	*	Avantor, Inc	1,209,133
7,308	*	Horizon Therapeutics Plc	768,875
4,876	*	Illumina, Inc	1,703,674
8,914		Zoetis, Inc	1,681,091
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,861,699
RETAILING - 13.1%
4,826	*	Amazon.com, Inc	15,732,519
7,726	*	CarMax, Inc	745,404
16,368	*	Coupang, Inc	289,386
11,515		eBay, Inc	659,349
3,402		Home Depot, Inc	1,018,321
747	*	JD.com, Inc	21,226
983		Kering	620,595
25,626		TJX Companies, Inc	1,552,423
		TOTAL RETAILING	20,639,223
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
20,618	*	Advanced Micro Devices, Inc	2,254,372
17,685		Applied Materials, Inc	2,330,883
5,272		Broadcom, Inc	3,319,673
18,081		Marvell Technology, Inc	1,296,589
11,343		NVIDIA Corp	3,095,051
8,685		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	905,498
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	13,202,066
SOFTWARE & SERVICES - 25.0%
5,862		Accenture plc	1,976,842
329	*,g	Adyen NV	651,648
8,900	*	DocuSign, Inc	953,368

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY			VALUE
4,908		Intuit, Inc			$2,359,963
67,142	*	ironSource Ltd			322,282
44,808		Microsoft Corp			13,814,754
10,601		Oracle Corp			877,021
1,856	*	Palo Alto Networks, Inc			1,155,379
12,826	*	PayPal Holdings, Inc			1,483,327
24,063	*	Qualtrics International, Inc			686,999
16,414	*	salesforce.com, Inc			3,485,020
4,065	*	ServiceNow, Inc			2,263,758
3,049	*	Synopsys, Inc			1,016,140
32,842		Visa, Inc (Class A)			7,283,370
4,293	*	Workday, Inc			1,028,002
		TOTAL SOFTWARE & SERVICES			39,357,873
TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
51,709		Apple, Inc			9,028,908
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			9,028,908
TRANSPORTATION - 2.5%
48,741	*	Uber Technologies, Inc			1,739,079
7,942		Union Pacific Corp			2,169,834
		TOTAL TRANSPORTATION			3,908,913
		TOTAL COMMON STOCKS			153,322,146
		(Cost $96,086,845)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENT - 1.0%
$1,540,000	r	Fixed Income Clearing Corp (FICC)	0.250%	04/01/22	1,540,000
		TOTAL REPURCHASE AGREEMENT			1,540,000
		TOTAL SHORT-TERM INVESTMENTS			1,540,000
		(Cost $1,540,000)
		TOTAL INVESTMENTS - 98.5%			154,862,146
		(Cost $97,626,845)
		OTHER ASSETS & LIABILITIES, NET - 1.5%			2,437,811
		NET ASSETS - 100.0%			$157,299,957
	ADR	American Depositary Receipt

* Non-income producing

g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $651,648 or 0.4% of net assets.

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $1,540,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $1,570,834.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

		TIAA-CREF LIFE FUNDS
		GROWTH & INCOME FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		March 31, 2022
SHARES		COMPANY	VALUE
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2.2%
809	*,n	Aptiv plc	$96,846
26,596	*,n	General Motors Co	1,163,309
2,772	*,n	Tesla, Inc	2,987,107
		TOTAL AUTOMOBILES & COMPONENTS	4,247,262
BANKS - 4.9%
64,981		Bank of America Corp	2,678,517
6,511	n	Citigroup, Inc	347,687
21,999		Fifth Third Bancorp	946,837
2,929		First Republic Bank	474,791
58,141		ING Groep NV	607,046
12,853		JPMorgan Chase & Co	1,752,121
5,672	n	M&T Bank Corp	961,404
36,626	n	Wells Fargo & Co	1,774,896
		TOTAL BANKS	9,543,299
CAPITAL GOODS - 7.5%
2,458		Acuity Brands, Inc	465,299
2,765		Carlisle Cos, Inc	679,969
3,941	n	Deere & Co	1,637,328
7,959		Dover Corp	1,248,767
9,719		Eaton Corp	1,474,955
3,554		Honeywell International, Inc	691,537
14,505		Howmet Aerospace, Inc	521,310
19,773		Ingersoll Rand, Inc	995,571
2,841		Lockheed Martin Corp	1,254,017
7,945		Otis Worldwide Corp	611,368
4,276		Quanta Services, Inc	562,764
17,948		Raytheon Technologies Corp	1,778,108
16,984	n	Spirit Aerosystems Holdings, Inc (Class A)	830,348
13,549		Textron, Inc	1,007,775
1,683		W.W. Grainger, Inc	868,075
		TOTAL CAPITAL GOODS	14,627,191
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
7,818		Waste Management, Inc	1,239,153
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,239,153
CONSUMER DURABLES & APPAREL - 0.8%
15,697		Levi Strauss & Co	310,173
33,299	*,n	Mattel, Inc	739,571
29,610	*	Under Armour, Inc (Class C)	460,731
		TOTAL CONSUMER DURABLES & APPAREL	1,510,475
CONSUMER SERVICES - 2.2%
3,236	*,n	Airbnb, Inc	555,815
1,774		Churchill Downs, Inc	393,438
8,318		Darden Restaurants, Inc	1,105,878
8,117	*	Expedia Group, Inc	1,588,253
4,230	*	Marriott International, Inc (Class A)	743,423
		TOTAL CONSUMER SERVICES	4,386,807
DIVERSIFIED FINANCIALS - 2.9%
6,077		American Express Co	1,136,399
2,336	n	Blackstone, Inc	296,532
2,678	n	CME Group, Inc	636,989
38,773		Equitable Holdings, Inc	1,198,474
31,200	*	Grab Holdings Ltd.	109,200

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
17,881		Morgan Stanley	$1,562,799
7,959	n	State Street Corp	693,388
		TOTAL DIVERSIFIED FINANCIALS	5,633,781
ENERGY - 3.9%
7,976	n	Cheniere Energy, Inc	1,105,873
21,251		ConocoPhillips	2,125,100
7,597		EOG Resources, Inc	905,790
19,659		EQT Corp	676,466
18,690		Exxon Mobil Corp	1,543,607
10,285	n	Hess Corp	1,100,906
8,792	*,n	Peabody Energy Corp	215,668
		TOTAL ENERGY	7,673,410
FOOD & STAPLES RETAILING - 1.2%
26,353	n	Albertsons Cos, Inc	876,237
9,850		Walmart, Inc	1,466,862
		TOTAL FOOD & STAPLES RETAILING	2,343,099
FOOD, BEVERAGE & TOBACCO - 3.4%
8,627		Bunge Ltd	955,958
4,617		Hershey Co	1,000,181
18,027		Mondelez International, Inc	1,131,735
11,446	*	Monster Beverage Corp	914,535
13,467		PepsiCo, Inc	2,254,107
1,763		Pernod-Ricard S.A.	387,350
		TOTAL FOOD, BEVERAGE & TOBACCO	6,643,866
HEALTH CARE EQUIPMENT & SERVICES - 6.3%
13,082		Abbott Laboratories	1,548,386
11,222	*,n	Centene Corp	944,780
10,305		CVS Health Corp	1,042,969
2,390	*,n	Dexcom, Inc	1,222,724
3,342	*	Edwards Lifesciences Corp	393,420
12,599	*	Envista Holdings Corp	613,697
2,934	*	Guardant Health, Inc	194,348
2,304		HCA Healthcare, Inc	577,428
1,435	*,n	IDEXX Laboratories, Inc	785,031
11,485	*	Neogen Corp	354,197
3,102		STERIS plc	749,971
1,973		Stryker Corp	527,482
6,569		UnitedHealth Group, Inc	3,349,993
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	12,304,426
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
4,259	n	Estee Lauder Cos (Class A)	1,159,811
8,402		Procter & Gamble Co	1,283,826
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,443,637
INSURANCE - 3.2%
4,732		Allstate Corp	655,429
21,744	n	American International Group, Inc	1,364,871
6,398		Chubb Ltd	1,368,532
16,543		Hartford Financial Services Group, Inc	1,187,953
22,241		Metlife, Inc	1,563,098
		TOTAL INSURANCE	6,139,883
MATERIALS - 4.0%
6,552	*	Cleveland-Cliffs, Inc	211,040
26,015		Corteva, Inc	1,495,342
6,011		Crown Holdings, Inc	751,916
16,434		DuPont de Nemours, Inc	1,209,214
2,952		International Flavors & Fragrances, Inc	387,686
5,932	n	Linde plc	1,894,859
5,000		Nutrien Ltd	519,950

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
11,494		Sealed Air Corp	$769,638
6,864	n	Sociedad Quimica y Minera de Chile S.A. (ADR)	587,558
		TOTAL MATERIALS	7,827,203
MEDIA & ENTERTAINMENT - 8.5%
3,301	*	Alphabet, Inc (Class C)	9,219,660
16,735		Comcast Corp (Class A)	783,533
9,572	*	Meta Platforms, Inc	2,128,430
1,899	*,n	Netflix, Inc	711,346
700		Nintendo Co Ltd	353,333
5,617	*,n	Take-Two Interactive Software, Inc	863,558
12,852		ViacomCBS, Inc (Class B)	485,934
14,075	*	Walt Disney Co	1,930,527
		TOTAL MEDIA & ENTERTAINMENT	16,476,321
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
18,776		AbbVie, Inc	3,043,777
24,570	*	Avantor, Inc	830,958
4,439	*,n	Axsome Therapeutics, Inc	183,730
5,363		Bristol-Myers Squibb Co	391,660
6,470		Danaher Corp	1,897,845
6,026	n	Eli Lilly & Co	1,725,666
10,329	*	Genmab A.S. (ADR)	373,703
7,072	*	Horizon Therapeutics Plc	744,045
2,081	*	IQVIA Holdings, Inc	481,148
13,931		Johnson & Johnson	2,468,991
728		Lonza Group AG.	527,511
648	*,n	Moderna, Inc	111,625
1,359		Roche Holding AG.	537,704
6,998		Sanofi-Aventis	715,473
2,142	*,n	Seagen, Inc	308,555
2,118		West Pharmaceutical Services, Inc	869,884
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	15,212,275
REAL ESTATE - 1.6%
1,561		AvalonBay Communities, Inc	387,706
8,969		Prologis, Inc	1,448,314
5,709		Rexford Industrial Realty, Inc	425,834
6,476		Simon Property Group, Inc	851,983
		TOTAL REAL ESTATE	3,113,837
RETAILING - 5.4%
2,275	*	Amazon.com, Inc	7,416,386
7,622	*,n	Children's Place, Inc	375,764
4,863	n	Home Depot, Inc	1,455,642
1,553		Target Corp	329,578
14,014		TJX Companies, Inc	848,968
		TOTAL RETAILING	10,426,338
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.0%
14,279	*,n	Advanced Micro Devices, Inc	1,561,266
781		ASML Holding NV	521,653
2,424		Broadcom, Inc	1,526,344
1,125	*,n	Enphase Energy, Inc	227,002
10,050	n	Marvell Technology, Inc	720,686
11,494	n	Micron Technology, Inc	895,268
1,668	n	Monolithic Power Systems, Inc	810,114
13,099	n	NVIDIA Corp	3,574,193
4,686		QUALCOMM, Inc	716,115
3,943		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	411,097
5,742	*,n	Wolfspeed Inc	653,784
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	11,617,522
SOFTWARE & SERVICES - 12.5%
4,456		Accenture plc	1,502,697

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE
11,170	*	Fiserv, Inc			$1,132,638
28,251	*	ironSource Ltd			135,605
8,210		Mastercard, Inc (Class A)			2,934,090
39,506		Microsoft Corp			12,180,095
16,370		Oracle Corp			1,354,290
1,154	*,n	Palo Alto Networks, Inc			718,377
6,707	*,n	salesforce.com, Inc			1,424,030
2,225	*	ServiceNow, Inc			1,239,080
2,735	*	Synopsys, Inc			911,493
3,542		Visa, Inc (Class A)			785,509
		TOTAL SOFTWARE & SERVICES			24,317,904
TECHNOLOGY HARDWARE & EQUIPMENT - 10.2%
79,098		Apple, Inc			13,811,302
7,000	*	Calix, Inc			300,370
14,605	*	Ciena Corp			885,501
28,424		Cisco Systems, Inc			1,584,922
5,754		Cognex Corp			443,921
17,728		Juniper Networks, Inc			658,773
12,755	*	Stratasys Ltd			323,849
6,575		TE Connectivity Ltd			861,194
2,045	*	Teledyne Technologies, Inc			966,528
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			19,836,360
TRANSPORTATION - 1.7%
3,403		DSV AS			652,204
10,373		Knight-Swift Transportation Holdings, Inc			523,422
4,345		Union Pacific Corp			1,187,097
4,235		United Parcel Service, Inc (Class B)			908,238
		TOTAL TRANSPORTATION			3,270,961
UTILITIES - 1.6%
4,302		Ameren Corp			403,356
12,452		American Electric Power Co, Inc			1,242,336
10,122		NextEra Energy, Inc			857,435
10,203		RWE AG.			444,264
7,267		Veolia Environnement			233,005
		TOTAL UTILITIES			3,180,396
		TOTAL COMMON STOCKS			194,015,406
		(Cost $108,259,724)
PURCHASED OPTIONS - 0.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
3,000		Intel Corp			30
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			30
		TOTAL PURCHASED OPTIONS			30
		(Cost $3,931)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 1.1%
$2,205,000	r	Fixed Income Clearing Corp (FICC)	0.250%	04/01/22	2,205,000
		TOTAL REPURCHASE AGREEMENT			2,205,000

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	RATE	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
21 c		State Street Navigator Securities Lending Government Money	0.290%	$21
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		21
		TOTAL SHORT-TERM INVESTMENTS		2,205,021
		(Cost $2,205,021)
		TOTAL INVESTMENTS - 100.8%		196,220,457
		(Cost $110,468,676)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%		(1,590,871)
		NET ASSETS - 100.0%		$194,629,586
	ADR	American Depositary Receipt

* Non-income producing

c Investments made with cash collateral received from securities on loan.

n All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $2,205,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/32, valued at $2,249,124.

Principal denominated in U.S. Dollars, unless otherwise noted.

Purchased options outstanding as of March 31, 2022 were as follows:
	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value

Intel Corp, Call	30	$3,931	$62.50	04/14/22	$30
Written options outstanding as of March 31, 2022 were as follows:
	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
Advanced Micro Devices, Inc, Put	14	$(924)	$95.00	04/14/22	$(924)
Advanced Micro Devices, Inc, Put	12	(9,520)	105.00	05/20/22	(7,980)
Airbnb, Inc, Call	6	(816)	195.00	04/14/22	(378)
Albertsons Cos, Inc, Call	27	(6,073)	40.00	07/15/22	(2,632)
Albertsons Cos, Inc, Put	15	(459)	29.00	04/14/22	(225)
Albertsons Cos, Inc, Put	15	(751)	30.00	04/14/22	(413)
Albertsons Cos, Inc, Put	27	(3,050)	26.00	07/15/22	(2,295)
Alliance Data Systems Corp, Put	12	(6,576)	60.00	09/16/22	(10,980)
Ambarella, Inc, Put	9	(29,862)	115.00	01/20/23	(24,750)
American International Group, Inc, Call	20	(2,918)	67.00	05/06/22	(1,970)
Aptiv plc, Call	5	(4,312)	115.00	04/14/22	(3,850)
Aptiv plc, Put	5	(2,707)	100.00	08/19/22	(2,150)
Aptiv plc, Put	5	(2,170)	105.00	08/19/22	(2,875)
Aptiv plc, Put	5	(3,161)	95.00	11/18/22	(3,000)
Arcturus Therapeutics Holdings, Inc, Put	12	(14,976)	30.00	01/20/23	(12,660)
Axsome Therapeutics, Inc, Put	25	(24,949)	30.00	06/17/22	(13,250)
Axsome Therapeutics, Inc, Put	25	(26,449)	27.50	01/20/23	(19,500)
BioNTech SE, Put	6	(34,031)	200.00	01/20/23	(32,100)
BioNTech SE, Put	1	(8,143)	210.00	01/20/23	(6,095)
Blackstone, Inc, Call	9	(1,061)	135.00	04/14/22	(990)
Boston Beer Co, Inc, Put	3	(30,728)	540.00	12/16/22	(48,225)
Brinker International, Inc, Put	36	(7,942)	30.00	04/14/22	(540)
Caterpillar, Inc, Put	7	(1,130)	195.00	04/29/22	(770)
Centene Corp, Put	18	(1,439)	70.00	05/20/22	(1,170)
CF Industries Holdings, Inc, Put	14	(1,857)	80.00	05/20/22	(2,100)
CF Industries Holdings, Inc, Put	2	(778)	77.50	08/19/22	(670)
CF Industries Holdings, Inc, Put	13	(5,578)	80.00	08/19/22	(5,135)
Cheniere Energy, Inc, Call	10	(7,080)	150.00	06/17/22	(5,000)
Cheniere Energy, Inc, Put	10	(1,964)	115.00	06/17/22	(2,000)
Children's Place, Inc, Call	14	(1,792)	95.00	04/14/22	(1,750)
Children's Place, Inc, Call	14	(7,204)	75.00	09/16/22	(2,940)
Children's Place, Inc, Put	14	(5,743)	40.00	09/16/22	(5,880)
Citigroup, Inc, Call	9	(353)	58.00	04/29/22	(353)
Citigroup, Inc, Put	9	(429)	49.00	04/29/22	(429)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
Cloudflare, Inc, Put	9	$(10,289)	$95.00	11/18/22	$(10,620)
CME Group, Inc, Put	6	(1,128)	190.00	04/14/22	(255)
Crowdstrike Holdings, Inc, Put	6	(6,933)	170.00	10/21/22	(6,570)
Deere & Co, Call	3	(4,356)	450.00	06/17/22	(3,315)
Deere & Co, Put	3	(4,191)	350.00	06/17/22	(1,440)
Dexcom, Inc, Put	2	(2,560)	420.00	06/17/22	(2,600)
Dexcom, Inc, Put	2	(2,935)	430.00	06/17/22	(2,940)
Dexcom, Inc, Put	2	(8,867)	400.00	09/16/22	(4,210)
DocuSign, Inc, Put	23	(3,415)	85.00	05/20/22	(4,485)
DraftKings, Inc, Put	9	(6,237)	25.00	01/20/23	(7,290)
DraftKings, Inc, Put	15	(15,644)	30.00	01/20/23	(18,300)
Duck Creek Technologies, Inc, Put	30	(10,251)	22.50	10/21/22	(11,100)
Eli Lilly & Co, Put	3	(1,158)	210.00	04/14/22	(45)
Emergent BioSolutions, Inc, Put	3	(1,856)	45.00	09/16/22	(2,220)
Emergent BioSolutions, Inc, Put	6	(5,694)	50.00	09/16/22	(6,420)
Enphase Energy, Inc, Call	6	(1,115)	230.00	04/14/22	(1,110)
Estee Lauder Cos, Inc, Call	4	(1,201)	330.00	04/14/22	(92)
Estee Lauder Cos, Inc, Put	5	(5,940)	280.00	07/15/22	(10,550)
Farfetch Ltd, Put	24	(20,796)	25.00	01/20/23	(27,420)
FedEx Corp, Put	3	(1,707)	195.00	05/20/22	(348)
Ford Motor Co, Put	60	(7,858)	15.00	05/20/22	(2,820)
Fortinet, Inc, Put	5	(3,382)	260.00	06/17/22	(2,225)
Generac Holdings, Inc, Put	2	(5,596)	260.00	12/16/22	(5,220)
Generac Holdings, Inc, Put	1	(3,148)	270.00	12/16/22	(2,990)
General Motors Co, Put	24	(7,055)	45.00	05/20/22	(7,680)
Global Payments, Inc, Put	9	(8,532)	125.00	05/20/22	(2,520)
Hess Corp, Put	17	(1,172)	75.00	04/14/22	(102)
Home Depot, Inc, Call	4	(4,834)	380.00	01/20/23	(2,100)
Home Depot, Inc, Put	4	(10,971)	300.00	01/20/23	(11,420)
IDEXX Laboratories, Inc, Call	2	(1,316)	570.00	04/14/22	(1,690)
Intel Corp, Call	30	(1,199)	70.00	04/14/22	(30)
Intel Corp, Put	30	(10,589)	42.50	09/16/22	(5,490)
Intuitive Surgical, Inc, Put	6	(3,828)	230.00	07/15/22	(2,205)
Linde plc, Put	5	(1,240)	280.00	05/20/22	(1,325)
Lululemon Athletica, Inc, Put	4	(8,792)	290.00	06/17/22	(2,080)
Lululemon Athletica, Inc, Put	6	(8,934)	300.00	06/17/22	(3,666)
M&T Bank Corp, Put	9	(1,297)	145.00	04/14/22	(270)
M&T Bank Corp, Put	9	(1,512)	145.00	05/20/22	(3,015)
Marvell Technology, Inc, Call	15	(1,381)	82.50	04/14/22	(240)
Mattel, Inc, Call	30	(3,706)	27.00	06/17/22	(825)
Mattel, Inc, Put	30	(396)	19.00	04/14/22	(375)
Micron Technology, Inc, Call	14	(1,638)	92.50	04/14/22	(182)
Moderna, Inc, Call	6	(1,210)	225.00	04/14/22	(330)
Moderna, Inc, Put	3	(16,221)	250.00	09/16/22	(25,395)
Moderna, Inc, Put	9	(66,176)	220.00	01/20/23	(60,637)
Monolithic Power Systems, Inc, Call	3	(10,383)	580.00	09/16/22	(7,710)
Monolithic Power Systems, Inc, Put	3	(5,733)	390.00	09/16/22	(6,495)
Netflix, Inc, Call	2	(4,215)	500.00	12/16/22	(2,800)
Netflix, Inc, Put	2	(14,806)	420.00	12/16/22	(14,685)
NVIDIA Corp, Call	4	(1,032)	325.00	04/14/22	(232)
NVIDIA Corp, Put	4	(1,296)	215.00	05/20/22	(1,296)
Okta, Inc, Put	10	(1,030)	120.00	04/14/22	(400)
Palo Alto Networks, Inc, Call	2	(2,863)	690.00	05/20/22	(2,863)
Palo Alto Networks, Inc, Put	2	(3,038)	510.00	06/17/22	(2,100)
Paramount Global, Call	30	(1,019)	42.50	04/14/22	(330)
Paramount Global, Put	26	(17,419)	35.00	09/16/22	(8,385)
PayPal Holdings, Inc, Put	12	(3,204)	95.00	05/20/22	(2,220)
Peabody Energy Corp, Call	30	(2,429)	30.00	04/14/22	(900)
Petco Health & Wellness Co, Inc, Put	48	(6,623)	15.00	09/16/22	(3,360)
salesforce.com, Inc, Call	5	(4,241)	230.00	07/15/22	(4,765)
salesforce.com, Inc, Put	5	(5,216)	175.00	07/15/22	(2,150)
Seagen, Inc, Call	10	(10,980)	220.00	06/17/22	(1,325)
Seagen, Inc, Put	10	(20,480)	135.00	09/16/22	(11,950)
Shake Shack, Inc, Put	16	(16,651)	62.50	09/16/22	(10,000)
Snap, Inc, Put	10	(7,376)	45.00	07/15/22	(10,780)
Snap, Inc, Put	11	(7,326)	36.00	10/21/22	(7,205)
Snowflake, Inc, Put	6	(26,594)	215.00	01/20/23	(22,200)
Sociedad Quimica y Minera de Chile S.A., Call	18	(6,263)	90.00	05/20/22	(8,730)
Sociedad Quimica y Minera de Chile S.A., Call	18	(12,113)	95.00	09/16/22	(16,200)
Sociedad Quimica y Minera de Chile S.A., Put	18	(14,723)	75.00	09/16/22	(13,050)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
Spirit AeroSystems Holdings, Inc, Call	26	$(4,237)	$55.00	05/20/22	$(4,420)
Spirit AeroSystems Holdings, Inc, Put	26	(2,911)	39.00	05/20/22	(2,015)
State Street Corp, Call	13	(1,204)	100.00	04/14/22	(260)
Take-Two Interactive Software, Inc, Put	9	(5,200)	140.00	07/15/22	(6,120)
Teradyne, Inc, Put	16	(3,254)	90.00	07/15/22	(3,280)
Tesla, Inc, Call	3	(32,321)	1,300.00	09/16/22	(30,000)
Tesla, Inc, Put	1	(793)	740.00	05/20/22	(660)
Tesla, Inc, Put	4	(29,003)	850.00	09/16/22	(27,960)
Ulta Beauty, Inc, Put	4	(9,018)	330.00	09/16/22	(5,344)
Wells Fargo & Co, Call	23	(1,057)	55.00	04/14/22	(414)
Wolfspeed, Inc, Call	9	(1,543)	135.00	05/20/22	(2,988)
WW International, Inc, Put	30	(9,839)	12.50	10/21/22	(10,050)
WW International, Inc, Put	32	(6,175)	10.00	01/20/23	(6,720)
Zscaler, Inc, Put	6	(11,748)	230.00	08/19/22	(15,105)
Total	1,433	$(880,537)			$(769,608)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

			TIAA-CREF LIFE FUNDS
			LARGE-CAP VALUE FUND
			SCHEDULE OF INVESTMENTS (unaudited)
			March 31, 2022
SHARES		COMPANY		VALUE
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0.6%
11,869	*	General Motors Co		$519,150
		TOTAL AUTOMOBILES & COMPONENTS		519,150
BANKS - 11.1%
59,454		Bank of America Corp		2,450,694
8,425		Citigroup, Inc		449,895
19,614		JPMorgan Chase & Co		2,673,780
6,782		PNC Financial Services Group, Inc		1,250,940
20,382		US Bancorp		1,083,303
38,589		Wells Fargo & Co		1,870,023
		TOTAL BANKS		9,778,635
CAPITAL GOODS - 11.0%
2,582		Allegion plc		283,452
2,772	*	Boeing Co		530,838
2,031		Caterpillar, Inc		452,548
2,565		Deere & Co		1,065,655
6,070		Dover Corp		952,383
6,020		Eaton Corp		913,595
6,869		Honeywell International, Inc		1,336,570
11,178		Masco Corp		570,078
3,575		Parker-Hannifin Corp		1,014,442
18,728		Raytheon Technologies Corp		1,855,383
2,598		Stanley Black & Decker, Inc		363,174
2,416		Trane Technologies plc		368,923
		TOTAL CAPITAL GOODS		9,707,041
CONSUMER DURABLES & APPAREL - 0.9%
177	*	NVR, Inc		790,707
		TOTAL CONSUMER DURABLES & APPAREL		790,707
CONSUMER SERVICES - 3.2%
227	*	Booking Holdings, Inc		533,098
8,092	*	Hilton Worldwide Holdings, Inc		1,227,880
4,297		McDonald's Corp		1,062,562
		TOTAL CONSUMER SERVICES		2,823,540
DIVERSIFIED FINANCIALS - 5.9%
6,855		American Express Co		1,281,885
4,781	*	Berkshire Hathaway, Inc (Class B)		1,687,263
1,149		BlackRock, Inc		878,031
3,967		Goldman Sachs Group, Inc		1,309,507
		TOTAL DIVERSIFIED FINANCIALS		5,156,686
ENERGY - 7.5%
15,029		Chevron Corp		2,447,172
20,188		ConocoPhillips		2,018,800
10,599		EOG Resources, Inc		1,263,719
8,304		Valero Energy Corp		843,188
		TOTAL ENERGY		6,572,879
FOOD & STAPLES RETAILING - 1.5%
9,117		Walmart, Inc		1,357,704
		TOTAL FOOD & STAPLES RETAILING		1,357,704

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
FOOD, BEVERAGE & TOBACCO - 0.9%
12,033		Mondelez International, Inc	$755,432
		TOTAL FOOD, BEVERAGE & TOBACCO	755,432
HEALTH CARE EQUIPMENT & SERVICES - 10.4%
5,463		Abbott Laboratories	646,601
3,532		Anthem, Inc	1,734,989
4,301		Cigna Corp	1,030,563
3,239		HCA Healthcare, Inc	811,758
11,451		Medtronic plc	1,270,488
6,236		UnitedHealth Group, Inc	3,180,173
3,793		Zimmer Biomet Holdings, Inc	485,125
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	9,159,697
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
5,351		Procter & Gamble Co	817,633
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	817,633
INSURANCE - 5.7%
20,860		American International Group, Inc	1,309,382
7,834		Chubb Ltd	1,675,692
6,976		Marsh & McLennan Cos, Inc	1,188,850
7,457		Prudential Financial, Inc	881,194
		TOTAL INSURANCE	5,055,118
MATERIALS - 4.7%
4,433		Ball Corp	398,970
10,618		Crown Holdings, Inc	1,328,206
10,535		DuPont de Nemours, Inc	775,165
1,563		Linde plc	499,269
5,608		PPG Industries, Inc	735,041
2,306		Reliance Steel & Aluminum Co	422,805
		TOTAL MATERIALS	4,159,456
MEDIA & ENTERTAINMENT - 6.4%
615	*	Alphabet, Inc (Class C)	1,717,689
1,258	*	Charter Communications, Inc	686,264
42,656		Comcast Corp (Class A)	1,997,154
8,922	*	Walt Disney Co	1,223,741
		TOTAL MEDIA & ENTERTAINMENT	5,624,848
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
4,847		AbbVie, Inc	785,747
18,704		Bristol-Myers Squibb Co	1,365,953
5,288		Gilead Sciences, Inc	314,372
16,196		Johnson & Johnson	2,870,417
4,878		Merck & Co, Inc	400,240
14,744		Pfizer, Inc	763,297
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,500,026
REAL ESTATE - 1.0%
5,319		Prologis, Inc	858,912
		TOTAL REAL ESTATE	858,912
RETAILING - 0.8%
2,320		Home Depot, Inc	694,446
		TOTAL RETAILING	694,446
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
5,318		Analog Devices, Inc	878,427
5,793		Applied Materials, Inc	763,517
9,495		Intel Corp	470,572
685		Lam Research Corp	368,263
12,832		Micron Technology, Inc	999,485

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
4,488		NXP Semiconductors NV	$830,639
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,310,903
SOFTWARE & SERVICES - 4.2%
2,967		Accenture plc	1,000,561
8,901	*	Fiserv, Inc	902,561
4,160		Microsoft Corp	1,282,570
5,749		Oracle Corp	475,615
		TOTAL SOFTWARE & SERVICES	3,661,307
TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
29,524		Cisco Systems, Inc	1,646,258
9,468		TE Connectivity Ltd	1,240,119
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,886,377
TELECOMMUNICATION SERVICES - 1.2%
7,899	*	T-Mobile US, Inc	1,013,837
		TOTAL TELECOMMUNICATION SERVICES	1,013,837
TRANSPORTATION - 3.3%
15,994	*,†,b	AMR Corporation	160
19,166		CSX Corp	717,767
6,003		Union Pacific Corp	1,640,079
2,478		United Parcel Service, Inc (Class B)	531,432
		TOTAL TRANSPORTATION	2,889,438
UTILITIES - 3.1%
8,278		Ameren Corp	776,145
9,897		American Electric Power Co, Inc	987,424
24,629		Centerpoint Energy, Inc	754,632
2,676		NextEra Energy, Inc	226,684
		TOTAL UTILITIES	2,744,885
		TOTAL COMMON STOCKS	87,838,657
		(Cost $56,750,077)
		TOTAL INVESTMENTS - 99.9%	87,838,657
		(Cost $56,750,077)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	98,501
		NET ASSETS - 100.0%	$87,937,158

* Non-income producing

†Security is categorized as Level 3 in the fair value hierarchy. b In bankruptcy

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

		TIAA-CREF LIFE FUNDS
		REAL ESTATE SECURITIES FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		March 31, 2022
SHARES		COMPANY	VALUE
COMMON STOCKS - 98.7%
DIVERSIFIED REITS - 1.5%
85,000	*	DigitalBridge Group, Inc	$612,000
12,000		STORE Capital Corp	350,760
21,000		Washington REIT	535,500
		TOTAL DIVERSIFIED REITS	1,498,260
HEALTH CARE REITS - 6.2%
10,000		Healthcare Realty Trust, Inc	274,800
42,000		Healthpeak Properties Inc	1,441,860
29,000		Ventas, Inc	1,791,040
27,400		Welltower, Inc	2,634,236
		TOTAL HEALTH CARE REITS	6,141,936
HOTEL & RESORT REITS - 1.6%
56,500		Host Hotels and Resorts, Inc	1,097,795
24,300		Park Hotels & Resorts, Inc	474,579
		TOTAL HOTEL & RESORT REITS	1,572,374
INDUSTRIAL REITS - 13.6%
3,700		EastGroup Properties, Inc	752,136
4,500		Innovative Industrial Properties, Inc	924,300
44,500		Prologis, Inc	7,185,860
45,500		Rexford Industrial Realty, Inc	3,393,845
16,500		Terreno Realty Corp	1,221,825
		TOTAL INDUSTRIAL REITS	13,477,966
INTERNET SERVICES & INFRASTRUCTURE - 1.7%
25,000	*	Cyxtera Technologies, Inc	305,500
18,000	*	GDS Holdings Ltd (ADR)	706,500
21,000		Switch, Inc	647,220
		TOTAL INTERNET SERVICES & INFRASTRUCTURE	1,659,220
OFFICE REITS - 7.3%
12,300		Alexandria Real Estate Equities, Inc	2,475,375
12,600		Boston Properties, Inc	1,622,880
9,800		Kilroy Realty Corp	748,916
5,000		Orion Office REIT, Inc	70,000
16,200		SL Green Realty Corp	1,315,116
23,500		Vornado Realty Trust	1,065,020
		TOTAL OFFICE REITS	7,297,307
REAL ESTATE OPERATING COMPANIES - 0.9%
53,900		Tricon Residential, Inc	855,932
		TOTAL REAL ESTATE OPERATING COMPANIES	855,932
RESIDENTIAL REITS - 26.4%
14,000		American Campus Communities, Inc	783,580
69,200		American Homes 4 Rent	2,770,076
18,300		AvalonBay Communities, Inc	4,545,171
5,900		Camden Property Trust	980,580
29,800		Equity Lifestyle Properties, Inc	2,279,104
49,599		Equity Residential	4,459,942
8,600		Essex Property Trust, Inc	2,971,128
18,000		Independence Realty Trust, Inc	475,920
160,000		Ingenia Communities Group	604,032
15,000		Invitation Homes, Inc	602,700
7,200		Mid-America Apartment Communities, Inc	1,508,040
4,500		NexPoint Residential Trust, Inc	406,395
17,400		Sun Communities, Inc	3,050,046

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE
14,000	UDR, Inc	$803,180
	TOTAL RESIDENTIAL REITS	26,239,894
RETAIL REITS - 14.4%
7,400	Agree Realty Corp	491,064
58,000	Brixmor Property Group, Inc	1,496,980
80,500	Kimco Realty Corp	1,988,350
42,000	Kite Realty Group Trust	956,340
20,700	Realty Income Corp	1,434,510
18,600	Regency Centers Corp	1,326,924
39,100	Simon Property Group, Inc	5,143,996
46,800	SITE Centers Corp	782,028
16,100	Spirit Realty Capital, Inc	740,922
	TOTAL RETAIL REITS	14,361,114
SPECIALIZED REITS - 25.1%
21,400	American Tower Corp	5,376,108
14,300	Crown Castle International Corp	2,639,780
11,500	Digital Realty Trust, Inc	1,630,700
5,600	Equinix, Inc	4,153,072
7,000	Extra Space Storage, Inc	1,439,200
10,500	Life Storage, Inc	1,474,515
13,200	National Storage Affiliates Trust	828,432
8,700	Public Storage, Inc	3,395,436
3,300	SBA Communications Corp	1,135,530
23,000	VICI Properties, Inc	654,580
58,900	Weyerhaeuser Co	2,232,310
	TOTAL SPECIALIZED REITS	24,959,663
	TOTAL COMMON STOCKS	98,063,666
	(Cost $56,749,500)
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 1.3%
REPURCHASE AGREEMENT - 1.3%
$1,295,000 r	Fixed Income Clearing Corp (FICC)	0.250%	04/01/22	1,295,000
	TOTAL REPURCHASE AGREEMENT			1,295,000
	TOTAL SHORT-TERM INVESTMENTS			1,295,000
	(Cost $1,295,000)
	TOTAL INVESTMENTS - 100.0%			99,358,666
	(Cost $58,044,500)
	OTHER ASSETS & LIABILITIES, NET - 0.0%			25,460
	NET ASSETS - 100.0%			$99,384,126
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

* Non-income producing

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $1,295,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/32, valued at $1,320,924.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

			TIAA-CREF LIFE FUNDS
			SMALL-CAP EQUITY FUND
			SCHEDULE OF INVESTMENTS (unaudited)
			March 31, 2022
SHARES		COMPANY		VALUE
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 0.9%
600	*	Dorman Products, Inc		$57,018
99	*	Gentherm, Inc		7,231
14,320	*	Goodyear Tire & Rubber Co		204,633
6,470	*	Modine Manufacturing Co		58,295
1,660	*	Stoneridge, Inc		34,462
8,750	*	Tenneco, Inc		160,300
1,950	*	XPEL, Inc		102,589
		TOTAL AUTOMOBILES & COMPONENTS		624,528
BANKS - 10.1%
1,260		Amalgamated Financial Corp		22,642
1,700		Banc of California, Inc		32,912
2,161		Bank of NT Butterfield & Son Ltd		77,537
3,222		Banner Corp		188,584
4,284		Cathay General Bancorp		191,709
3,590		Central Pacific Financial Corp		100,161
5,800		Columbia Banking System, Inc		187,166
3,092		ConnectOne Bancorp, Inc		98,975
4,173	*	Customers Bancorp, Inc		217,580
10,540		CVB Financial Corp		244,633
7,021		Essent Group Ltd		289,335
1,054		Federal Agricultural Mortgage Corp		114,338
2,888		First Financial Bancorp		66,568
1,100		First Financial Corp		47,608
5,727		First Foundation, Inc		139,109
4,735		First Interstate Bancsystem, Inc		174,106
4,125		First Merchants Corp		171,600
1,619		Flagstar Bancorp, Inc		68,646
350		Glacier Bancorp, Inc		17,598
3,400		Hancock Whitney Corp		177,310
3,000		Heartland Financial USA, Inc		143,490
4,280		Heritage Commerce Corp		48,150
7,856		Hilltop Holdings, Inc		230,966
2,234		HomeStreet, Inc		105,847
3,230		Horizon Bancorp		60,304
1,814		Independent Bank Corp		39,908
1,815		Independent Bank Group, Inc		129,155
774		Investors Bancorp, Inc		11,556
2,789		Lakeland Bancorp, Inc		46,576
3,580		Meta Financial Group, Inc		196,614
5,580	*	Mr Cooper Group, Inc		254,839
4,040		National Bank Holdings Corp		162,731
8,811	*	NMI Holdings, Inc		181,683
6,315		OceanFirst Financial Corp		126,931
10,415		OFG Bancorp		277,456
6,900		Pacific Premier Bancorp, Inc		243,915
1,330		Peapack Gladstone Financial Corp		46,217
1,963		PennyMac Financial Services, Inc		104,432
3,814		Premier Financial Corp		115,679
1,164		QCR Holdings, Inc		65,871
16,317		Radian Group, Inc		362,401
2,834		Renasant Corp		94,797
5,320		Towne Bank		159,281
3,730	*	Tristate Capital Holdings, Inc		123,948
13,073		United Community Banks, Inc		454,940
1,625		Walker & Dunlop, Inc		210,307
5,010		WesBanco, Inc		172,144

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
3,228		WSFS Financial Corp	$150,489
		TOTAL BANKS	6,948,744
CAPITAL GOODS - 10.3%
5,096		Altra Industrial Motion Corp	198,387
2,580		Applied Industrial Technologies, Inc	264,863
1,790		Astec Industries, Inc	76,970
3,718	*	Atkore International Group, Inc	366,000
1,929	*	Bloom Energy Corp	46,585
800	*	BlueLinx Holdings, Inc	57,504
1,735		Boise Cascade Co	120,530
1,917	*	Builders FirstSource, Inc	123,723
99		Columbus McKinnon Corp	4,198
5,421		Comfort Systems USA, Inc	482,523
3,127	*	Construction Partners Inc	81,865
10,520	*	Cornerstone Building Brands, Inc	255,846
888		CSW Industrials, Inc	104,420
2,490		EMCOR Group, Inc	280,449
1,727		EnPro Industries, Inc	168,780
7,071		Federal Signal Corp	238,646
5,100	*	Fluor Corp	146,319
1,670		Franklin Electric Co, Inc	138,677
19,350		GrafTech International Ltd	186,147
3,180		Hillenbrand, Inc	140,461
8,990	*	Infrastructure and Energy Alternatives, Inc	106,532
4,240		Kennametal, Inc	121,306
1,750		McGrath RentCorp	148,715
940		Moog, Inc (Class A)	82,532
11,474	*	MRC Global, Inc	136,655
2,182		Mueller Industries, Inc	118,199
16,770	*	NOW, Inc	184,973
438	*	RBC Bearings, Inc	84,919
4,550	*	Resideo Technologies, Inc	108,427
4,120		Rush Enterprises, Inc (Class A)	209,749
1,540		Shyft Group, Inc	55,609
1,370		Simpson Manufacturing Co, Inc	149,385
640	*	SiteOne Landscape Supply, Inc	103,482
1,850	*	SPX Corp	91,409
2,960		SPX FLOW, Inc	255,211
5,710		Terex Corp	203,619
3,180	*	Titan Machinery, Inc	89,867
3,105		Triton International Ltd	217,909
3,500		UFP Industries, Inc	270,060
1,429	*	Vicor Corp	100,816
11,580	*	WillScot Mobile Mini Holdings Corp	453,125
8,755		Zurn Water Solutions Corp	309,927
		TOTAL CAPITAL GOODS	7,085,319
COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
2,000		Brady Corp (Class A)	92,540
1,650	*	CBIZ, Inc	69,251
3,483		Exponent, Inc	376,338
4,281	*	First Advantage Corp	86,433
1,580	*	Franklin Covey Co	71,448
1,570		ICF International, Inc	147,800
8,860		KBR, Inc	484,908
2,388		Kforce, Inc	176,640
4,510	*	TriNet Group, Inc	443,604
4,210	*	Upwork, Inc	97,840
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,046,802
CONSUMER DURABLES & APPAREL - 2.0%
9,670	*	Callaway Golf Co	226,471
3,865	*	Crocs, Inc	295,286
110	*	Deckers Outdoor Corp	30,115

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
250		Johnson Outdoors, Inc	$19,432
4,044	*	Skyline Champion Corp	221,935
8,015	*	Sonos, Inc	226,183
5,980		Steven Madden Ltd	231,067
2,850	*	Vista Outdoor, Inc	101,717
		TOTAL CONSUMER DURABLES & APPAREL	1,352,206
CONSUMER SERVICES - 3.2%
260	*	Biglari Holdings, Inc (B Shares)	37,599
9,120		Bloomin' Brands, Inc	200,093
1,762	*	Bluegreen Vacations Holding Corp	52,102
212		Carriage Services, Inc	11,306
2,020	*	Cheesecake Factory	80,376
5,060	*	Dave & Buster's Entertainment, Inc	248,446
3,490	*	Everi Holdings, Inc	73,290
3,060	*	Hilton Grand Vacations, Inc	159,151
2,242	*	Houghton Mifflin Harcourt Co	47,104
11,440		International Game Technology plc	282,339
6,530	e	Krispy Kreme, Inc	96,971
10,120		Laureate Education, Inc	119,922
5,060	*	Noodles & Co	30,208
1,140		Red Rock Resorts, Inc	55,358
5,270	*	Rush Street Interactive, Inc	38,313
4,330		Ruth's Hospitality Group Inc	99,070
3,340	*	SeaWorld Entertainment, Inc	248,630
4,040		Texas Roadhouse, Inc (Class A)	338,269
		TOTAL CONSUMER SERVICES	2,218,547
DIVERSIFIED FINANCIALS - 3.0%
6,310		Artisan Partners Asset Management, Inc	248,298
39,250		BGC Partners, Inc (Class A)	172,700
5,668	*	Blucora, Inc	110,809
3,267		Brightsphere Investment Group, Inc	79,225
5,193		Cowen Group, Inc	140,730
5,370	*	Enova International, Inc	203,899
4,420	*	Green Dot Corp	121,462
12,100	*	LendingClub Corp	190,938
6,100	*	Open Lending Corp	115,351
1,600		Piper Jaffray Cos	210,000
6,830		Redwood Trust, Inc	71,920
4,029		Sculptor Capital Management, Inc	56,124
2,113		Stifel Financial Corp	143,473
850		Virtus Investment Partners, Inc	203,991
		TOTAL DIVERSIFIED FINANCIALS	2,068,920
ENERGY - 7.0%
24,200	*	Alto Ingredients, Inc	165,044
12,950	*	Antero Resources Corp	395,363
3,427		Berry Petroleum Co LLC	35,367
4,977		Brigham Minerals, Inc	127,162
2,220		California Resources Corp	99,300
25,740	*	Centennial Resource Development, Inc	207,722
13,060	*	ChampionX Corp	319,709
4,460		Chesapeake Energy Corp	388,020
7,620		CVR Energy, Inc	194,615
2,558	*	Delek US Holdings, Inc	54,281
3,180	*	Denbury, Inc	249,853
4,800	*	Liberty Oilfield Services, Inc	71,136
419		Oasis Petroleum, Inc	61,300
6,546	*	Oceaneering International, Inc	99,237
13,200		Ovintiv, Inc	713,724
10,305	*	Par Pacific Holdings, Inc	134,171
15,793	*	PBF Energy, Inc	384,875
3,070		PDC Energy, Inc	223,128
12,730	*	ProPetro Holding Corp	177,329

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
2,270	*	Renewable Energy Group, Inc	$137,675
63,019	*	Tellurian, Inc	334,001
18,810	*,e	Uranium Energy Corp	86,338
1,780		Whiting Petroleum Corp	145,088
		TOTAL ENERGY	4,804,438
FOOD & STAPLES RETAILING - 1.8%
3,782		Andersons, Inc	190,083
11,103	*,d	BJ's Wholesale Club Holdings, Inc	750,674
6,054	*	Performance Food Group Co	308,209
		TOTAL FOOD & STAPLES RETAILING	1,248,966
FOOD, BEVERAGE & TOBACCO - 1.5%
1,894		Calavo Growers, Inc	69,036
1,740	*	Celsius Holdings, Inc	96,013
10,965	*	Hostess Brands, Inc	240,572
1,550		Sanderson Farms, Inc	290,610
6,044	*	Simply Good Foods Co	229,370
798		Vector Group Ltd	9,608
6,530	*	Vital Farms, Inc	80,711
		TOTAL FOOD, BEVERAGE & TOBACCO	1,015,920
HEALTH CARE EQUIPMENT & SERVICES - 8.1%
7,150	*	1Life Healthcare, Inc	79,222
6,100	*	Accolade, Inc	107,116
8,712	*	Allscripts Healthcare Solutions, Inc	196,194
720	*	AMN Healthcare Services, Inc	75,118
5,644	*	Avanos Medical, Inc	189,074
13,568	*	Brookdale Senior Living, Inc	95,654
7,900	*	Cardiovascular Systems, Inc	178,540
15,960	*	Community Health Systems, Inc	189,445
6,870	*	Cross Country Healthcare, Inc	148,873
3,360	*	Cutera, Inc	231,840
5,150	*	Evolent Health, Inc	166,345
2,500	*	HealthEquity, Inc	168,600
3,024	*	HealthStream, Inc	60,238
390	*	Heska Corp	53,929
1,480	*	Inari Medical, Inc	134,147
2,300	*	Integer Holding Corp	185,311
2,446	*	Intersect ENT, Inc	68,512
9,477	*	Invitae Corp	75,532
8,451	*	Lantheus Holdings, Inc	467,425
3,853	*	Merit Medical Systems, Inc	256,301
31,000	*,e	Multiplan Corp	145,080
1,585	*	Natus Medical, Inc	41,654
6,670	*	Neogen Corp	205,703
6,840	*	NextGen Healthcare, Inc	143,024
4,040	*	NuVasive, Inc	229,068
9,730	*	Option Care Health, Inc	277,889
10,930	*	Ortho Clinical Diagnostics Holdings plc	203,954
3,150		Owens & Minor, Inc	138,663
2,110	*	Phreesia, Inc	55,620
13,110	*	R1 RCM, Inc	350,824
5,680	*	RadNet, Inc	127,062
9,734		Select Medical Holdings Corp	233,519
3,570	*	Tenet Healthcare Corp	306,877
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,586,353
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
6,562	*	elf Beauty, Inc	169,496
38		Medifast, Inc	6,490
1,620	*	USANA Health Sciences, Inc	128,709
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	304,695

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
INSURANCE - 1.3%
5,439		American Equity Investment Life Holding Co	$217,070
46,700	*	Genworth Financial, Inc (Class A)	176,526
2,730		Selective Insurance Group, Inc	243,953
3,807	*	SiriusPoint Ltd	28,476
3,370		Stewart Information Services Corp	204,256
4,826		Universal Insurance Holdings, Inc	65,103
		TOTAL INSURANCE	935,384
MATERIALS - 4.8%
3,620		AdvanSix, Inc	184,946
1,793		Avient Corp	86,064
6,300		Commercial Metals Co	262,206
9,536	*	Constellium SE	171,648
10,700	*,†	Ferroglobe plc	0
6,250	*	Gatos Silver, Inc	27,000
2,173		Innospec, Inc	201,111
2,614		Materion Corp	224,124
3,390		Myers Industries, Inc	73,224
10,909	*	O-I Glass, Inc	143,781
2,060		Olympic Steel, Inc	79,228
818		Orion Engineered Carbons SA	13,063
1,070	*	Ranpak Holdings Corp	21,860
10,580	*	Rayonier Advanced Materials, Inc	69,511
3,700		Ryerson Holding Corp	129,574
4,440		Schnitzer Steel Industries, Inc (Class A)	230,614
2,910		Sensient Technologies Corp	244,294
1,195		Stepan Co	118,078
11,473	*	Summit Materials, Inc	356,351
5,897	*	TimkenSteel Corp	129,026
3,780		Trinseo plc	181,138
10,760		Tronox Holdings plc	212,940
3,590		United States Steel Corp	135,487
		TOTAL MATERIALS	3,295,268
MEDIA & ENTERTAINMENT - 3.1%
2,350	*,e	AMC Entertainment Holdings, Inc	57,904
5,411	*	Cargurus, Inc	229,751
9,450	*	Cars.com, Inc	136,363
41,000	*	Clear Channel	141,860
13,950		Entravision Communications Corp (Class A)	89,419
10,690	*	iHeartMedia, Inc	202,362
3,920	*	Integral Ad Science Holding Corp	54,096
4,279	*	Liberty Braves Group (Class C)	119,427
15,880	*	Lions Gate Entertainment Corp (Class A)	258,050
25,780	*	LiveOne, Inc	21,036
10,880	*	Magnite, Inc	143,725
1,749	*	TechTarget, Inc	142,159
14,190		TEGNA, Inc	317,856
7,070	*	WideOpenWest, Inc	123,301
2,870	*	Yelp, Inc	97,896
		TOTAL MEDIA & ENTERTAINMENT	2,135,205
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
8,570	*	Acadia Pharmaceuticals, Inc	207,565
20,305	*	Affimed NV	88,733
31,971	*	Agenus, Inc	78,649
8,900	*	Alkermes plc	234,159
13,580	*	Amneal Pharmaceuticals, Inc	56,629
4,360	*	Amphastar Pharmaceuticals, Inc	156,524
2,876	*	AnaptysBio, Inc	71,152
19,170	*	Antares Pharma, Inc	78,597
26,250	*,e	Arbutus Biopharma Corp	78,225
2,327	*	Arcus Biosciences, Inc	73,440
1,573	*	Arrowhead Pharmaceuticals Inc	72,342

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
10,191	*	Atara Biotherapeutics, Inc	$94,674
25,376	*,e	Atossa Therapeutics, Inc	31,720
3,250	*	Avid Bioservices, Inc	66,202
4,940	*	Berkeley Lights, Inc	35,123
18,360	*	BioCryst Pharmaceuticals, Inc	298,534
5,859	*	C4 Therapeutics, Inc	142,139
3,573	*	CareDx, Inc	132,165
1,377	*,e	Cassava Sciences, Inc	51,142
5,450	*	Catalyst Pharmaceuticals, Inc	45,181
1,401	*	Chinook Therapeutics, Inc	22,920
7,997	*	ChromaDex Corp	19,673
6,710	*	Codexis, Inc	138,360
8,424	*	Coherus Biosciences, Inc	108,754
4,070	*	Crinetics Pharmaceuticals, Inc	89,337
13,100	*	Dynavax Technologies Corp	142,004
6,690	*	Editas Medicine, Inc	127,244
1,040	*	Enanta Pharmaceuticals, Inc	74,027
11,180	*	Evolus, Inc	125,440
25,540	*,e	Fluidigm Corp	91,689
4,700	*	Fulcrum Therapeutics, Inc	111,155
14,320	*	Gritstone Oncology, Inc	58,998
3,444	*	Harmony Biosciences Holdings, Inc	167,551
14,800	*	Immunogen, Inc	70,448
4,100	*	Innoviva, Inc	79,335
5,500	*	Intra-Cellular Therapies, Inc	336,545
16,376	*	Ironwood Pharmaceuticals, Inc	206,010
2,100	*	iTeos Therapeutics, Inc	67,578
7,857	*	IVERIC bio, Inc	132,233
16,079	*	Karyopharm Therapeutics, Inc	118,502
7,040	*	Kura Oncology, Inc	113,203
26,600	*,e	MannKind Corp	97,888
350	*	Medpace Holdings, Inc	57,257
10,198	*	MiMedx Group, Inc	48,033
29,160	*	Mustang Bio, Inc	29,452
3,180	*	Myriad Genetics, Inc	80,136
5,460	*	NeoGenomics, Inc	66,339
3,310	*	Olema Pharmaceuticals, Inc	14,101
15,575	*	Oncocyte Corp	23,207
12,870	*	Organogenesis Holdings Inc	98,069
6,860	*	Pacific Biosciences of California, Inc	62,426
2,335		Phibro Animal Health Corp	46,583
7,410	*	Precision BioSciences Inc	22,823
1,800	*	Prestige Consumer Healthcare, Inc.	95,292
3,670	*	Protagonist Therapeutics, Inc	86,906
4,170	*	Prothena Corp plc	152,497
1,901	*	Quanterix Corp	55,490
2,380	*	RAPT Therapeutics, Inc	52,336
11,660	*	Rigel Pharmaceuticals, Inc	34,863
15,635	*	Sangamo Therapeutics Inc	90,839
32,180	*	Selecta Biosciences, Inc	39,581
3,723	*	Supernus Pharmaceuticals, Inc	120,327
4,197	*	Travere Therapeutics, Inc	108,157
2,548	*	Turning Point Therapeutics Inc	68,414
7,240	*	Vanda Pharmaceuticals, Inc	81,884
5,400	*	Vir Biotechnology, Inc	138,888
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,265,689
REAL ESTATE - 7.8%
6,240		Armada Hoffler Properties, Inc	91,104
12,380	*	Cushman & Wakefield plc	253,914
2,101		EastGroup Properties, Inc	427,091
9,140		Essential Properties Realty Trust, Inc	231,242
6,854		Global Net Lease, Inc	107,813
9,610		Healthcare Realty Trust, Inc	264,083
4,190		Independence Realty Trust, Inc	110,784

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
9,681		Kennedy-Wilson Holdings, Inc	$236,119
4,020		Kite Realty Group Trust	91,535
16,480		Macerich Co	257,747
3,260		Marcus & Millichap, Inc	171,737
8,397		National Storage Affiliates Trust	526,996
11,413		Newmark Group, Inc	181,695
2,170		Office Properties Income Trust	55,834
12,000		Paramount Group, Inc	130,920
4,020		Phillips Edison & Co, Inc	138,248
4,920		PotlatchDeltic Corp	259,432
7,790		Preferred Apartment Communities, Inc	194,283
2,821		PS Business Parks, Inc	474,154
12,210	*	Realogy Holdings Corp	191,453
15,870		Service Properties Trust	140,132
9,886		STAG Industrial, Inc	408,786
11,890		Tanger Factory Outlet Centers, Inc	204,389
9,286		Uniti Group, Inc	127,775
9,920		Whitestone REIT	131,440
		TOTAL REAL ESTATE	5,408,706
RETAILING - 1.9%
3,030		Aaron's Co, Inc	60,842
5,770		Academy Sports & Outdoors, Inc	227,338
11,500	*	Designer Brands, Inc	155,365
340		Dillard's, Inc (Class A)	91,253
5,740	*	GrowGeneration Corp	52,865
3,640		Guess?, Inc	79,534
1,900		Hibbett Sports, Inc	84,246
16,150		Macy's, Inc	393,414
2,070		Monro Muffler, Inc	91,784
620		Signet Jewelers Ltd	45,074
2,670	*	Sportsman's Warehouse Holdings, Inc	28,542
		TOTAL RETAILING	1,310,257
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
1,800	*	Alpha & Omega Semiconductor Ltd	98,370
2,500		Amkor Technology, Inc	54,300
1,860	*	Diodes, Inc	161,801
3,680	*	Ichor Holdings Ltd	131,081
7,143	*	Lattice Semiconductor Corp	435,366
1,100	*	MACOM Technology Solutions Holdings, Inc	65,857
5,200	*	MaxLinear, Inc	303,420
8,733	*	Photronics, Inc	148,199
2,046	*	Rambus, Inc	65,247
4,270	*	Semtech Corp	296,082
540	*	Silicon Laboratories, Inc	81,108
4,220	*	Ultra Clean Holdings	178,886
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,019,717
SOFTWARE & SERVICES - 7.2%
4,440	*	ACI Worldwide, Inc	139,816
3,820	*	Asana, Inc	152,685
11,240	*	Box, Inc	326,634
5,050	*	Brightcove, Inc	39,390
3,630	*	ChannelAdvisor Corp	60,149
26,310	*	Conduent, Inc	135,760
6,380	*	Digital Turbine, Inc	279,508
3,400	*	DigitalOcean Holdings, Inc	196,690
2,290	*	ExlService Holdings, Inc	328,088
6,100	*	Flywire Corp	186,538
3,688	*	Grid Dynamics Holdings, Inc	51,927
4,280	*	Mimecast Ltd	340,517
4,290	*	Mitek Systems, Inc	62,934
3,410	*	Pagerduty, Inc	116,588
8,364	*	Paya Holdings, Inc	49,013

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
4,630	*	Ping Identity Holding Corp	$127,001
4,858		Progress Software Corp	228,763
1,765	*	Rapid7, Inc	196,339
5,713	*	Repay Holdings Corp	84,381
2,950		Sapiens International Corp NV	74,900
3,610	*	Sprout Social, Inc	289,233
2,160	*	SPS Commerce, Inc	283,392
6,296	*	Tenable Holdings, Inc	363,846
1,600	*	Varonis Systems, Inc	76,064
17,720	*	Vonage Holdings Corp	359,539
1,978	*	Workiva, Inc	233,404
14,890	*	Zuora Inc	223,052
		TOTAL SOFTWARE & SERVICES	5,006,151
TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
4,050		Belden CDT, Inc	224,370
560	*	Calix, Inc	24,030
11,910	*	Diebold, Inc	80,154
2,386	*	ePlus, Inc	133,759
18,992	*	Extreme Networks, Inc	231,892
4,830	*	II-VI, Inc	350,127
7,080	*	Knowles Corp	152,432
2,380	*	Netgear, Inc	58,738
2,429	*	OSI Systems, Inc	206,757
5,220	*	Ribbon Communications, Inc	16,130
9,311	*	Sanmina Corp	376,351
1,129	*	Super Micro Computer, Inc	42,981
5,530	*	Turtle Beach Corp	117,734
11,740		Vishay Intertechnology, Inc	230,104
1,256	*	Vishay Precision Group, Inc	40,380
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,285,939
TELECOMMUNICATION SERVICES - 0.7%
6,410	*	EchoStar Corp (Class A)	156,019
61,180	*,e	Globalstar, Inc	89,935
5,360	*	Gogo, Inc	102,162
5,780	*	Liberty Latin America Ltd (Class A)	56,066
10,373	*	Liberty Latin America Ltd (Class C)	99,477
		TOTAL TELECOMMUNICATION SERVICES	503,659
TRANSPORTATION - 2.1%
3,141		ArcBest Corp	252,851
550	*	Avis Budget Group, Inc	144,815
2,541		Forward Air Corp	248,459
3,901	*	Hub Group, Inc (Class A)	301,196
1,285	*	Saia, Inc	313,309
8,790	*	Spirit Airlines, Inc	192,237
		TOTAL TRANSPORTATION	1,452,867
UTILITIES - 3.7%
4,218		Black Hills Corp	324,870
4,090	e	Brookfield Infrastructure Corp	308,550
3,358		Clearway Energy, Inc (Class A)	111,888
5,814		Clearway Energy, Inc (Class C)	212,269
3,701		Northwest Natural Holding Co	191,416
3,661		NorthWestern Corp	221,454
2,890		Otter Tail Corp	180,625
5,975		Portland General Electric Co	329,521
10,411		South Jersey Industries, Inc	359,700
2,940		Southwest Gas Holdings Inc	230,173

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY			VALUE
2,900	*	Sunnova Energy International, Inc			$66,874
		TOTAL UTILITIES			2,537,340
		TOTAL COMMON STOCKS			68,461,620
		(Cost $57,125,326)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.4%
REPURCHASE AGREEMENT - 1.1%
$785,000	r	Fixed Income Clearing Corp (FICC)	0.250%	04/01/22	785,000
		TOTAL REPURCHASE AGREEMENT			785,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
881,254	c	State Street Navigator Securities Lending Government Money	0.290		881,254
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			881,254
		TOTAL SHORT-TERM INVESTMENTS			1,666,254
		(Cost $1,666,254)
		TOTAL INVESTMENTS - 101.6%			70,127,874
		(Cost $58,791,580)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%			(1,136,484)
		NET ASSETS - 100.0%			$68,991,390
	REIT	Real Estate Investment Trust

* Non-income producing

† Security is categorized as Level 3 in the fair value hierarchy.

cInvestments made with cash collateral received from securities on loan.

dAll or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,014,505.

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $785,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $800,712.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of March 31, 2022 were as follows:
	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)

CME E-mini Russell 2000 Index Futures	5	06/17/22	$500,619	$516,600	$15,981

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2022

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 2.7%
699	*	American Axle & Manufacturing Holdings, Inc	$5,424
1,428	*	Aptiv plc	170,946
114		BorgWarner, Inc	4,435
33	*,e	Lordstown Motors Corp	113
2,114	*	Tesla, Inc	2,278,046
		TOTAL AUTOMOBILES & COMPONENTS	2,458,964
BANKS - 3.0%
564		Bank OZK	24,083
618		Berkshire Hills Bancorp, Inc	17,903
53		Camden National Corp	2,493
10,672		Citigroup, Inc	569,885
6,064		Citizens Financial Group, Inc	274,881
1,396		Comerica, Inc	126,240
18		Commerce Bancshares, Inc	1,289
23		Cullen/Frost Bankers, Inc	3,183
599	*	Customers Bancorp, Inc	31,232
89		Federal Agricultural Mortgage Corp	9,655
304		First Busey Corp	7,703
583		First Interstate Bancsystem, Inc	21,437
577		First Republic Bank	93,532
454		FNB Corp	5,652
67		Hancock Whitney Corp	3,494
108		Heritage Financial Corp	2,706
231		HomeStreet, Inc	10,945
3,516		Huntington Bancshares, Inc	51,404
2,613		Keycorp	58,479
329		Live Oak Bancshares, Inc	16,743
180	*	Mr Cooper Group, Inc	8,221
414		National Bank Holdings Corp	16,676
100		NBT Bancorp, Inc	3,613
145		Old National Bancorp	2,375
673		Pinnacle Financial Partners, Inc	61,970
2,991		PNC Financial Services Group, Inc	551,690
8,714		Regions Financial Corp	193,974
254	*	SVB Financial Group	142,100
277	*	The Bancorp, Inc	7,847
131		Trico Bancshares	5,244
416	*	Tristate Capital Holdings, Inc	13,824
6,608		Truist Financial Corp	374,674
163		Umpqua Holdings Corp	3,074
182		Univest Financial Corp	4,870
49		Westamerica Bancorporation	2,964
72		WSFS Financial Corp	3,357
693		Zions Bancorporation	45,433
		TOTAL BANKS	2,774,845
CAPITAL GOODS - 5.7%
2,746		3M Co	408,824
17		Acuity Brands, Inc	3,218
1,115	*	Axon Enterprise, Inc	153,569
66	*	Bloom Energy Corp	1,594
223		Carlisle Cos, Inc	54,840
3,191		Carrier Global Corp	146,371
3,132		Caterpillar, Inc	697,872
467		Cummins, Inc	95,786
911		Curtiss-Wright Corp	136,796
1,620		Deere & Co	673,045

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,320		Eaton Corp	$352,083
633		Emerson Electric Co	62,066
1,487		Fastenal Co	88,328
1,310		Fortive Corp	79,818
151		Herc Holdings, Inc	25,231
1,874		Hexcel Corp	111,447
27		IDEX Corp	5,177
2,471		Illinois Tool Works, Inc	517,427
4,073		Johnson Controls International plc	267,067
2,247		Masco Corp	114,597
1,280	*	Mercury Systems, Inc	82,496
68		Moog, Inc (Class A)	5,970
52	*	MYR Group, Inc	4,890
75		Owens Corning, Inc	6,862
797		PACCAR, Inc	70,192
600		Parker-Hannifin Corp	170,256
480		Rockwell Automation, Inc	134,414
473		Roper Technologies Inc	223,365
116		Snap-On, Inc	23,836
900		Trane Technologies plc	137,430
394	*	United Rentals, Inc	139,953
267	*	Vectrus, Inc	9,575
176		W.W. Grainger, Inc	90,779
54	*	WESCO International, Inc	7,028
484		Woodward Inc	60,456
475		Xylem, Inc	40,499
		TOTAL CAPITAL GOODS	5,203,157
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
205		ACCO Brands Corp	1,640
259		ADT, Inc	1,966
27	*	ASGN Inc	3,151
207		Cintas Corp	88,056
3,711	*	Copart, Inc	465,619
165	*	FTI Consulting, Inc	25,941
47		Heidrick & Struggles International, Inc	1,860
1,863	*	KAR Auction Services, Inc	33,627
478		Kelly Services, Inc (Class A)	10,368
691		Robert Half International, Inc	78,898
1,566		TransUnion	161,830
33	*	TriNet Group, Inc	3,246
177		Verisk Analytics, Inc	37,990
1,871		Waste Management, Inc	296,554
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,210,746
CONSUMER DURABLES & APPAREL - 1.3%
643		DR Horton, Inc	47,910
468		Ethan Allen Interiors, Inc	12,201
739	*	GoPro, Inc	6,303
200	*	Green Brick Partners, Inc	3,952
13		Hasbro, Inc	1,065
325	*	iRobot Corp	20,605
264	*	Lovesac Co	14,272
356	*	Lululemon Athletica, Inc	130,022
144		Newell Brands Inc	3,083
5,403		Nike, Inc (Class B)	727,028
24	*	NVR, Inc	107,214
1,740	*	Sonos, Inc	49,103
1,145	*	Tupperware Brands Corp	22,270
709		VF Corp	40,314
		TOTAL CONSUMER DURABLES & APPAREL	1,185,342
CONSUMER SERVICES - 2.4%
389	*	American Public Education, Inc	8,262
249	*	Booking Holdings, Inc	584,764

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
447	*	Bright Horizons Family Solutions	$59,312
356		Carriage Services, Inc	18,985
554		Darden Restaurants, Inc	73,654
1,038	*	Dave & Buster's Entertainment, Inc	50,966
313		Domino's Pizza, Inc	127,394
372	*	El Pollo Loco Holdings, Inc	4,323
17		Graham Holdings Co	10,395
3,042	*	Hilton Worldwide Holdings, Inc	461,593
384	*	Planet Fitness, Inc	32,440
35	*	Shake Shack, Inc	2,376
941	*	Six Flags Entertainment Corp	40,934
6,567		Starbucks Corp	597,400
1,155	*	Terminix Global Holdings, Inc	52,703
255		Vail Resorts, Inc	66,369
983		Wendy's	21,597
320	*	WW International Inc	3,274
		TOTAL CONSUMER SERVICES	2,216,741
DIVERSIFIED FINANCIALS - 7.3%
2,331		Ally Financial, Inc	101,352
3,597		American Express Co	672,639
774		Ameriprise Financial, Inc	232,479
6,512		Bank of New York Mellon Corp	323,191
844		BlackRock, Inc	644,959
7,943		Charles Schwab Corp	669,674
1,637		CME Group, Inc	389,377
4,097		Discover Financial Services	451,448
119		Factset Research Systems, Inc	51,664
1,299		Franklin Resources, Inc	36,268
726		Goldman Sachs Group, Inc	239,653
105	*	Green Dot Corp	2,885
4,313		Intercontinental Exchange Group, Inc	569,834
482		Invesco Ltd	11,115
245		MarketAxess Holdings, Inc	83,349
1,005		Moody's Corp	339,097
6,982		Morgan Stanley	610,227
262		Nasdaq Inc	46,688
1,539		Northern Trust Corp	179,217
65	*	PRA Group, Inc	2,930
38	*	PROG Holdings, Inc	1,093
1,806		S&P Global, Inc	740,785
1,612		State Street Corp	140,437
852		T Rowe Price Group, Inc	128,814
357		Voya Financial, Inc	23,687
		TOTAL DIVERSIFIED FINANCIALS	6,692,862
ENERGY - 3.8%
4,768		Antero Midstream Corp	51,828
2,189		APA Corp	90,471
3,335		Baker Hughes Co	121,427
49	*	ChampionX Corp	1,200
2,388		Cheniere Energy, Inc	331,096
7,239		ConocoPhillips	723,900
59	*	Delek US Holdings, Inc	1,252
1,649		EOG Resources, Inc	196,610
2,742		EQT Corp	94,352
1,260		Hess Corp	134,871
12,391		Kinder Morgan, Inc	234,314
9,016	*	Kosmos Energy Ltd	64,825
17,344		Marathon Oil Corp	435,508
4,253		NOV, Inc	83,401
230		ONEOK, Inc	16,245
318		Pioneer Natural Resources Co	79,510
13,315		Schlumberger Ltd	550,043
9,944	*	Southwestern Energy Co	71,299

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,584		Valero Energy Corp	$262,379
		TOTAL ENERGY	3,544,531
FOOD & STAPLES RETAILING - 0.6%
2,490	*	BJ's Wholesale Club Holdings, Inc	168,349
620	*	Performance Food Group Co	31,564
500		Pricesmart, Inc	39,435
780		SpartanNash Co	25,732
2,640	*	Sprouts Farmers Market, Inc	84,427
1,207	*	United Natural Foods, Inc	49,910
3,282	*	US Foods Holding Corp	123,502
		TOTAL FOOD & STAPLES RETAILING	522,919
FOOD, BEVERAGE & TOBACCO - 2.9%
860		Archer-Daniels-Midland Co	77,624
627		Campbell Soup Co	27,945
14,865		Coca-Cola Co	921,630
173	*	Darling International, Inc	13,906
399		Fresh Del Monte Produce, Inc	10,338
4,741		General Mills, Inc	321,060
2,692		Hormel Foods Corp	138,746
1,710		Kellogg Co	110,278
930		McCormick & Co, Inc	92,814
5,429		PepsiCo, Inc	908,706
79	*	TreeHouse Foods, Inc	2,549
		TOTAL FOOD, BEVERAGE & TOBACCO	2,625,596
HEALTH CARE EQUIPMENT & SERVICES - 6.3%
476	*	Abiomed, Inc	157,670
454	*	Accelerate Diagnostics, Inc	654
545	*	Align Technology, Inc	237,620
2,178	*	Allscripts Healthcare Solutions, Inc	49,049
786	*	Angiodynamics, Inc	16,930
804		Anthem, Inc	394,941
100	*	AtriCure, Inc	6,567
13	*	Axonics Modulation Technologies, Inc	814
3,694		Cerner Corp	345,611
3,201	*	Cerus Corp	17,573
2,389		Cigna Corp	572,428
280	*	Computer Programs & Systems, Inc	9,646
450		Cooper Cos, Inc	187,916
109	*	Covetrus, Inc	1,830
2,240		Dentsply Sirona, Inc	110,253
613	*	Dexcom, Inc	313,611
4,580	*	Edwards Lifesciences Corp	539,158
1,838	*	Envista Holdings Corp	89,529
154	*	Globus Medical, Inc	11,362
1,358		HCA Healthcare, Inc	340,342
747	*	Health Catalyst, Inc	19,519
294	*	Henry Schein, Inc	25,634
70	*	Heska Corp	9,680
1,211	*	Hologic, Inc	93,029
1,141		Humana, Inc	496,529
637	*	IDEXX Laboratories, Inc	348,477
110	*	Inogen, Inc	3,566
231	*	Intersect ENT, Inc	6,470
1,907	*	Intuitive Surgical, Inc	575,304
492	*	Laboratory Corp of America Holdings	129,721
301		LeMaitre Vascular, Inc	13,987
85	*	LivaNova plc	6,956
166	*	Meridian Bioscience, Inc	4,309
478	*	Merit Medical Systems, Inc	31,797
1,173	*	NextGen Healthcare, Inc	24,527
476	*	Omnicell, Inc	61,637
667	*	OraSure Technologies, Inc	4,522

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
412	*	Orthofix Medical Inc	$13,472
170	*	Penumbra, Inc	37,762
298		Quest Diagnostics, Inc	40,784
591	*	Quidel Corp	66,464
875		Resmed, Inc	212,196
269	*	Staar Surgical Co	21,496
339		STERIS plc	81,960
60	*	Tactile Systems Technology, Inc	1,210
186	*	Tandem Diabetes Care, Inc	21,630
42	*,e	Teladoc, Inc	3,029
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,759,171
HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
422		Clorox Co	58,671
3,392		Colgate-Palmolive Co	257,215
1,789		Estee Lauder Cos (Class A)	487,180
716		Kimberly-Clark Corp	88,183
7,711		Procter & Gamble Co	1,178,241
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,069,490
INSURANCE - 3.1%
3,602		Aflac, Inc	231,933
1,239		Allstate Corp	171,614
135		Arthur J. Gallagher & Co	23,571
2,553		Chubb Ltd	546,087
15	*	eHealth, Inc	186
11,747	*	Genworth Financial, Inc (Class A)	44,404
962		Lincoln National Corp	62,876
2,308		Loews Corp	149,605
3,044		Marsh & McLennan Cos, Inc	518,758
385		Metlife, Inc	27,058
3,150		Progressive Corp	359,068
3,454		Prudential Financial, Inc	408,159
1,647		Travelers Cos, Inc	300,956
162		Willis Towers Watson plc	38,268
		TOTAL INSURANCE	2,882,543
MATERIALS - 2.6%
205		Amcor plc	2,323
140		Aptargroup, Inc	16,450
3,106		Ball Corp	279,540
1,021	*	Century Aluminum Co	26,863
1,129	*	Cleveland-Cliffs, Inc	36,365
539	*	Coeur Mining, Inc	2,399
4,869		DuPont de Nemours, Inc	358,261
2,501		Ecolab, Inc	441,577
753		International Flavors & Fragrances, Inc	98,891
515		Koppers Holdings, Inc	14,173
200		Martin Marietta Materials, Inc	76,978
3,455		Mosaic Co	229,757
5,420		Newmont Goldcorp Corp	430,619
1,788		Nucor Corp	265,786
229		PPG Industries, Inc	30,015
27		Reliance Steel & Aluminum Co	4,950
1,882	*	Summit Materials, Inc	58,455
297		Trimas Corp	9,531
283		Trinseo plc	13,561
		TOTAL MATERIALS	2,396,494
MEDIA & ENTERTAINMENT - 4.8%
2,461	*	Cinemark Holdings, Inc	42,526
13,699		Comcast Corp (Class A)	641,387
3,690	*	Discovery, Inc (Class C)	92,139
2,022		Electronic Arts, Inc	255,803
2,025		Gray Television, Inc	44,692

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,398	*	iHeartMedia, Inc	$26,464
1,361		Interpublic Group of Cos, Inc	48,247
176		John Wiley & Sons, Inc (Class A)	9,333
249	*	Liberty Broadband Corp (Class A)	32,634
2,205	*	Liberty Broadband Corp (Class C)	298,381
1,640	*	Netflix, Inc	614,328
762		New York Times Co (Class A)	34,930
3,798		Omnicom Group, Inc	322,374
60	*	Roku, Inc	7,516
363		Scholastic Corp	14,622
1,029		Sinclair Broadcast Group, Inc (Class A)	28,833
20,305	e	Sirius XM Holdings, Inc	134,419
1,009	*	Take-Two Interactive Software, Inc	155,124
103		TEGNA, Inc	2,307
2,340	*	TripAdvisor, Inc	63,461
12,376	*	Twitter, Inc	478,827
1,595	*	Vimeo, Inc	18,949
6,575	*	Walt Disney Co	901,827
85		World Wrestling Entertainment, Inc (Class A)	5,307
19,953	*	Zynga, Inc	184,366
		TOTAL MEDIA & ENTERTAINMENT	4,458,796
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
719	*	Acadia Pharmaceuticals, Inc	17,414
987	*,e	Aerie Pharmaceuticals, Inc	8,982
2,903		Agilent Technologies, Inc	384,154
637	*	Agios Pharmaceuticals, Inc	18,543
2,320		Amgen, Inc	561,022
249	*	AnaptysBio, Inc	6,160
2,703	*	Antares Pharma, Inc	11,082
898	*	Atara Biotherapeutics, Inc	8,342
33	*,e	Axsome Therapeutics, Inc	1,366
3,404	*	BioCryst Pharmaceuticals, Inc	55,349
636	*	Biogen, Inc	133,942
618	*	BioMarin Pharmaceutical, Inc	47,648
691	*	Bluebird Bio, Inc	3,351
9,297		Bristol-Myers Squibb Co	678,960
886	*	Chimerix, Inc	4,058
701	*	Collegium Pharmaceutical, Inc	14,272
1,503	*	Curis, Inc	3,577
2,807		Danaher Corp	823,377
3,256		Eli Lilly & Co	932,421
4,744		Gilead Sciences, Inc	282,031
414	*	Halozyme Therapeutics, Inc	16,510
1,048	*	Humanigen, Inc	3,154
212	*	Illumina, Inc	74,073
435	*	Insmed, Inc	10,222
1,189	*	Intra-Cellular Therapies, Inc	72,755
839	*	IQVIA Holdings, Inc	193,985
374	*	Jazz Pharmaceuticals plc	58,221
372	*	Karyopharm Therapeutics, Inc	2,742
428	*	MacroGenics, Inc	3,771
3,794		Merck & Co, Inc	311,298
77	*	Mettler-Toledo International, Inc	105,736
34	*	Mirati Therapeutics, Inc	2,795
4,759	*	Opko Health, Inc	16,371
547		Perrigo Co plc	21,021
842	*	Prothena Corp plc	30,792
1,286	*,e	Provention Bio, Inc	9,414
128	*	Regeneron Pharmaceuticals, Inc	89,398
189	*	Repligen Corp	35,549
1,002	*	Revance Therapeutics, Inc	19,539
1,550		Thermo Fisher Scientific, Inc	915,508
366	*	Ultragenyx Pharmaceutical, Inc	26,579
1,784	*	Vertex Pharmaceuticals, Inc	465,570

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
245	*	Waters Corp	$76,046
479		West Pharmaceutical Services, Inc	196,730
3,086	*	ZIOPHARM Oncology, Inc	2,013
2,950		Zoetis, Inc	556,341
177	*	Zogenix, Inc	120
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,312,304
REAL ESTATE - 3.2%
610		Alexandria Real Estate Equities, Inc	122,762
2,569		American Tower Corp	645,384
937		Boston Properties, Inc	120,686
705		Brixmor Property Group, Inc	18,196
432		CatchMark Timber Trust, Inc	3,542
1,099		CBRE Group, Inc	100,580
603		Crown Castle International Corp	111,314
4,027	*	DiamondRock Hospitality Co	40,673
42		Douglas Emmett, Inc	1,404
464		Equinix, Inc	344,112
456		First Industrial Realty Trust, Inc	28,231
1,028		Franklin Street Properties Corp	6,065
2,714		Healthpeak Properties Inc	93,172
20	*	Howard Hughes Corp	2,072
355		iStar Inc	8,311
79	*	Jones Lang LaSalle, Inc	18,917
63		Kilroy Realty Corp	4,814
3,283		Macerich Co	51,346
5,447		Park Hotels & Resorts, Inc	106,380
4,312		Prologis, Inc	696,302
783	*	Realogy Holdings Corp	12,277
8		RMR Group, Inc	249
826		Ventas, Inc	51,014
2,281		Welltower, Inc	219,295
3,092		Weyerhaeuser Co	117,187
765	*	Xenia Hotels & Resorts, Inc	14,757
		TOTAL REAL ESTATE	2,939,042
RETAILING - 3.9%
595	*	1-800-FLOWERS.COM, Inc (Class A)	7,592
19		Aaron's Co, Inc	382
204		Advance Auto Parts, Inc	42,220
21	*	CarMax, Inc	2,026
8,732		eBay, Inc	499,994
84	*	Five Below, Inc	13,303
316	*	Genesco, Inc	20,101
364		Hibbett Sports, Inc	16,140
3,417		Home Depot, Inc	1,022,811
329	*	Lands' End, Inc	5,567
1,013		LKQ Corp	46,000
3,110		Lowe's Companies, Inc	628,811
5,453		Macy's, Inc	132,835
431	*	MarineMax, Inc	17,352
6		Pool Corp	2,537
1,979	*	Quotient Technology, Inc	12,626
1,685	*	RealReal, Inc	12,233
577		Ross Stores, Inc	52,195
428		Shoe Carnival, Inc	12,480
2,808		Target Corp	595,914
6,010		TJX Companies, Inc	364,086
202		Tractor Supply Co	47,141
15		Winmark Corp	3,300
234	*	Zumiez, Inc	8,941
		TOTAL RETAILING	3,566,587
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
5,060		Applied Materials, Inc	666,908

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
289	*	Cirrus Logic, Inc	$24,504
978	*	First Solar, Inc	81,898
16,801		Intel Corp	832,657
951		Lam Research Corp	511,267
6,505		NVIDIA Corp	1,774,954
2,760		NXP Semiconductors NV	510,821
7,885	*	ON Semiconductor Corp	493,680
243	*	Silicon Laboratories, Inc	36,499
4,295		Texas Instruments, Inc	788,047
162		Universal Display Corp	27,046
356	*	Wolfspeed Inc	40,534
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,788,815
SOFTWARE & SERVICES - 17.4%
2,643		Accenture plc	891,299
1,831	*	Adobe, Inc	834,240
108	*	Anaplan, Inc	7,025
115	*	Ansys, Inc	36,530
276	*	Aspen Technology, Inc	45,642
2,132	*	Autodesk, Inc	456,994
2,913		Automatic Data Processing, Inc	662,824
1,923	*	Avaya Holdings Corp	24,364
634	*	Benefitfocus, Inc	8,001
1,128	*	Blackline, Inc	82,592
1,716	*	Cadence Design Systems, Inc	282,213
573	*	ChannelAdvisor Corp	9,495
354		Concentrix Corp	58,962
737		CSG Systems International, Inc	46,851
1,494		Dolby Laboratories, Inc (Class A)	116,861
5,500	*	DXC Technology Co	179,465
514	*	Elastic NV	45,720
744	*	ExlService Holdings, Inc	106,593
1,394	*	Five9, Inc	153,898
405	*	HubSpot, Inc	192,351
5,060		International Business Machines Corp	657,901
1,303		Intuit, Inc	626,535
3,007		Mastercard, Inc (Class A)	1,074,642
16,812		Microsoft Corp	5,183,308
1,162	*	New Relic, Inc	77,715
1,670	*	Nutanix, Inc	44,789
2,364	*	Okta, Inc	356,870
136	*	OneSpan, Inc	1,964
369	*	Paylocity Holding Corp	75,929
6,146	*	PayPal Holdings, Inc	710,785
759	*	Perficient, Inc	83,558
356	*	Rapid7, Inc	39,601
3,853	*	salesforce.com, Inc	818,069
1,162	*	ServiceNow, Inc	647,106
480	*	Smartsheet, Inc	26,294
788	*	SPS Commerce, Inc	103,386
1,463	*	SVMK, Inc	23,788
761	*	Teradata Corp	37,510
401		TTEC Holdings, Inc	33,091
3,977		VMware, Inc (Class A)	452,861
1,016	*	WEX, Inc	181,305
2,066	*	Workday, Inc	494,724
127	*	Workiva, Inc	14,986
		TOTAL SOFTWARE & SERVICES	16,008,637
TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
919		Avnet, Inc	37,302
826		Benchmark Electronics, Inc	20,683
1,697	*	Ciena Corp	102,889
16,222		Cisco Systems, Inc	904,539
2,441		Cognex Corp	188,323

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
618		CTS Corp	$21,840
259	*	ePlus, Inc	14,520
657	*	Fabrinet	69,070
71	*	FARO Technologies, Inc	3,686
21,515		Hewlett Packard Enterprise Co	359,516
13,815		HP, Inc	501,485
508	*	Insight Enterprises, Inc	54,519
69	*	Itron, Inc	3,635
2,024	*	Keysight Technologies, Inc	319,731
483	*	Kimball Electronics, Inc	9,655
1,567	*	Knowles Corp	33,738
189	*	Lumentum Holdings, Inc	18,446
91		Methode Electronics, Inc	3,936
45		Motorola Solutions, Inc	10,899
753		National Instruments Corp	30,564
49	*	Novanta, Inc	6,972
37	*	OSI Systems, Inc	3,149
562	*	PAR Technology Corp	22,671
633	*	Ribbon Communications, Inc	1,956
436	*	Rogers Corp	118,461
407		SYNNEX Corp	42,006
5,605	*	Trimble Inc	404,345
2,329	*	TTM Technologies, Inc	34,516
1,036		Vishay Intertechnology, Inc	20,306
181	*	Vishay Precision Group, Inc	5,819
3,553		Vontier Corp	90,211
2,854		Xerox Holdings Corp	57,565
996	*	Zebra Technologies Corp (Class A)	412,045
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,928,998
TELECOMMUNICATION SERVICES - 1.6%
2,220	*	Iridium Communications, Inc	89,510
4,719	*	T-Mobile US, Inc	605,684
16,189		Verizon Communications, Inc	824,668
		TOTAL TELECOMMUNICATION SERVICES	1,519,862
TRANSPORTATION - 2.1%
579		ArcBest Corp	46,609
346	*	Avis Budget Group, Inc	91,102
704		CH Robinson Worldwide, Inc	75,828
16,204		CSX Corp	606,840
10,119	*	Delta Air Lines, Inc	400,409
1,315		Expeditors International of Washington, Inc	135,655
1,465		Norfolk Southern Corp	417,847
657		Old Dominion Freight Line	196,233
		TOTAL TRANSPORTATION	1,970,523
UTILITIES - 3.2%
3,579		American Electric Power Co, Inc	357,077
142		CMS Energy Corp	9,931
2,410		Consolidated Edison, Inc	228,179
253		DTE Energy Co	33,449
1,756		Eversource Energy	154,862
9,346		NextEra Energy, Inc	791,700
2,650		Public Service Enterprise Group, Inc	185,500
2,103		Sempra Energy	353,556
131		South Jersey Industries, Inc	4,526
6,443		Southern Co	467,182
292		UGI Corp	10,576
1,466		WEC Energy Group, Inc	146,321

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY		VALUE
2,227	Xcel Energy, Inc		$160,723
	TOTAL UTILITIES		2,903,582
	TOTAL COMMON STOCKS		91,940,547
	(Cost $53,676,666)
SHORT-TERM INVESTMENTS - 0.2%
		RATE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
149,526 c	State Street Navigator Securities Lending Government Money	0.290%	149,526
	Market Portfolio
	TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		149,526
	TOTAL SHORT-TERM INVESTMENTS		149,526
	(Cost $149,526)
	TOTAL INVESTMENTS - 100.1%		92,090,073
	(Cost $53,826,192)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%		(74,814)
	NET ASSETS - 100.0%		$92,015,259

* Non-income producing

c Investments made with cash collateral received from securities on loan.

eAll or a portion of these securities are out on loan. The aggregate value of securities on loan is $125,733. Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2022

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.8%
AUTOMOBILES & COMPONENTS - 2.5%
1,634	*	Adient plc	$66,618
1,752	*	American Axle & Manufacturing Holdings, Inc	13,596
4,712	*	Aptiv plc	564,074
531	*,e	Arcimoto, Inc	3,510
4,192		BorgWarner, Inc	163,069
1,310	*,e	Canoo, Inc	7,231
331	*	Cooper-Standard Holding, Inc	2,903
2,264		Dana Inc	39,779
476	*	Dorman Products, Inc	45,234
2,668	*,e	Fisker, Inc	34,417
66,298		Ford Motor Co	1,121,099
713	*	Fox Factory Holding Corp	69,838
23,435	*	General Motors Co	1,025,047
4,153		Gentex Corp	121,143
573	*	Gentherm, Inc	41,852
4,933	*	Goodyear Tire & Rubber Co	70,493
2,737		Harley-Davidson, Inc	107,838
377		LCI Industries, Inc	39,136
1,077		Lear Corp	153,569
4,894	*,e	Lordstown Motors Corp	16,689
772	*	Modine Manufacturing Co	6,956
292	*	Motorcar Parts of America, Inc	5,206
381		Patrick Industries, Inc	22,974
4,191	*,e	QuantumScape Corp	83,778
2,332	*	Rivian Automotive, Inc	117,160
330		Standard Motor Products, Inc	14,236
449	*	Stoneridge, Inc	9,321
1,157	*	Tenneco, Inc	21,196
14,317	*	Tesla, Inc	15,427,999
947		Thor Industries, Inc	74,529
496	*	Visteon Corp	54,128
486		Winnebago Industries, Inc	26,259
2,131	*,e	Workhorse Group, Inc	10,655
657	*	XL Fleet Corp	1,307
296	*	XPEL, Inc	15,573
		TOTAL AUTOMOBILES & COMPONENTS	19,598,412
BANKS - 4.1%
254		1st Source Corp	11,747
166		Allegiance Bancshares, Inc	7,417
197		Amalgamated Financial Corp	3,540
442		Amerant Bancorp Inc	13,963
127		American National Bankshares, Inc	4,785
1,222		Ameris Bancorp	53,621
194		Arrow Financial Corp	6,289
2,719		Associated Banc-Corp	61,884
1,279		Atlantic Union Bankshares Corp	46,927
945	*	Axos Financial, Inc	43,839
697		Banc of California, Inc	13,494
529		Bancfirst Corp	44,018
117	e	Bank First Corp	8,423
122,734		Bank of America Corp	5,059,095
861		Bank of Hawaii Corp	72,255
174		Bank of Marin Bancorp	6,102
1,235		Bank of NT Butterfield & Son Ltd	44,312
2,233		Bank OZK	95,349
1,888		BankUnited	82,996
511		Banner Corp	29,909

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
219		Bar Harbor Bankshares	$6,268
641		Berkshire Hills Bancorp, Inc	18,570
298	*	Blue Foundry Bancorp	4,038
235		Blue Ridge Bankshares, Inc	3,565
717		BOK Financial Corp	67,362
385	*	Bridgewater Bancshares, Inc	6,422
1,046		Brookline Bancorp, Inc	16,548
324		Business First Bancshares, Inc	7,883
231		Byline Bancorp, Inc	6,163
3,491		Cadence BanCorp	102,147
59		Cambridge Bancorp	5,015
238		Camden National Corp	11,196
693		Capital Bancorp, Inc	15,842
156		Capital City Bank Group, Inc	4,112
2,332		Capitol Federal Financial	25,372
292		Capstar Financial Holdings, Inc	6,155
641	*	Carter Bankshares, Inc	11,134
1,496		Cathay General Bancorp	66,946
287		CBTX, Inc	8,897
470		Central Pacific Financial Corp	13,113
34,048		Citigroup, Inc	1,818,163
167		Citizens & Northern Corp	4,071
7,566		Citizens Financial Group, Inc	342,967
236		City Holding Co	18,573
157		Civista Bancshares, Inc	3,784
226		CNB Financial Corp	5,948
415	*	Coastal Financial Corp	18,986
1,129		Columbia Banking System, Inc	36,433
372	*	Columbia Financial, Inc	8,002
2,351		Comerica, Inc	212,601
2,087		Commerce Bancshares, Inc	149,408
1,009		Community Bank System, Inc	70,781
238		Community Trust Bancorp, Inc	9,806
422		ConnectOne Bancorp, Inc	13,508
858	*	CrossFirst Bankshares, Inc	13,522
1,101		Cullen/Frost Bankers, Inc	152,389
438	*	Customers Bancorp, Inc	22,837
2,357		CVB Financial Corp	54,706
611		Dime Community Bancshares, Inc	21,122
638		Eagle Bancorp, Inc	36,372
2,453		East West Bancorp, Inc	193,836
2,652		Eastern Bankshares, Inc	57,124
147		Enterprise Bancorp, Inc	5,898
424		Enterprise Financial Services Corp	20,059
161		Equity Bancshares, Inc	5,202
2,039		Essent Group Ltd	84,027
378		Farmers National Banc Corp	6,449
560		FB Financial Corp	24,875
139		Federal Agricultural Mortgage Corp	15,079
44		Fidelity D&D Bancorp, Inc	2,043
11,764		Fifth Third Bancorp	506,323
335	*	Finance Of America Cos, Inc	1,018
202		Financial Institutions, Inc	6,086
440		First Bancorp	18,379
3,399		First Bancorp	44,595
162		First Bancorp, Inc	4,873
201		First Bancshares, Inc	6,766
354		First Bank	5,034
586		First Busey Corp	14,849
219		First Citizens Bancshares, Inc (Class A)	145,766
1,371		First Commonwealth Financial Corp	20,784
242		First Community Bancshares, Inc	6,827
1,705		First Financial Bancorp	39,300
2,288		First Financial Bankshares, Inc	100,947
188		First Financial Corp	8,137

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
445		First Foundation, Inc	$10,809
2,293		First Hawaiian, Inc	63,952
10,025		First Horizon National Corp	235,487
85		First Internet Bancorp	3,656
1,459		First Interstate Bancsystem, Inc	53,647
960		First Merchants Corp	39,936
93		First Mid-Illinois Bancshares, Inc	3,580
321		First of Long Island Corp	6,247
3,087		First Republic Bank	500,403
75		Five Star Bancorp	2,122
664		Flagstar Bancorp, Inc	28,154
358		Flushing Financial Corp	8,001
5,957		FNB Corp	74,165
494		FS Bancorp, Inc	15,314
2,673		Fulton Financial Corp	44,425
325		German American Bancorp, Inc	12,347
1,648		Glacier Bancorp, Inc	82,861
161		Great Southern Bancorp, Inc	9,501
28		Guaranty Bancshares, Inc	980
1,895		Hancock Whitney Corp	98,824
484		Hanmi Financial Corp	11,911
1,147		HarborOne Northeast Bancorp, Inc	16,081
429		Heartland Financial USA, Inc	20,519
1,217		Heritage Commerce Corp	13,691
460		Heritage Financial Corp	11,528
1,168		Hilltop Holdings, Inc	34,339
22		Hingham Institution for Savings	7,550
89		Home Bancorp, Inc	3,630
2,960		Home Bancshares, Inc	66,896
314		HomeStreet, Inc	14,877
265		HomeTrust Bancshares, Inc	7,825
1,956		Hope Bancorp, Inc	31,452
501		Horizon Bancorp	9,354
25,988		Huntington Bancshares, Inc	379,945
726		Independent Bank Corp	59,307
308		Independent Bank Corp	6,776
488		Independent Bank Group, Inc	34,726
843		International Bancshares Corp	35,583
4,402		Investors Bancorp, Inc	65,722
50,496		JPMorgan Chase & Co	6,883,615
2,079		Kearny Financial Corp	26,778
16,007		Keycorp	358,237
584		Lakeland Bancorp, Inc	9,753
525		Lakeland Financial Corp	38,325
485		Live Oak Bancshares, Inc	24,682
341		Luther Burbank Corp	4,532
2,253		M&T Bank Corp	381,884
400		Macatawa Bank Corp	3,604
226		Mercantile Bank Corp	8,005
232		Merchants Bancorp	6,352
753		Meta Financial Group, Inc	41,355
224		Metrocity Bankshares, Inc	5,260
101	*	Metropolitan Bank Holding Corp	10,279
6,281		MGIC Investment Corp	85,108
129		Mid Penn Bancorp, Inc	3,458
324		Midland States Bancorp, Inc	9,351
169		MidWestOne Financial Group, Inc	5,594
885	*	Mr Cooper Group, Inc	40,418
142		MVB Financial Corp	5,893
535		National Bank Holdings Corp	21,550
669		NBT Bancorp, Inc	24,171
6,251		New York Community Bancorp, Inc	67,011
140	*	Nicolet Bankshares, Inc	13,100
1,272	*	NMI Holdings, Inc	26,229
643		Northfield Bancorp, Inc	9,233

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
218		Northrim BanCorp, Inc	$9,498
2,189		Northwest Bancshares, Inc	29,573
714		OceanFirst Financial Corp	14,351
143	*	Ocwen Financial Corp	3,398
596		OFG Bancorp	15,877
4,862		Old National Bancorp	79,640
432		Old Second Bancorp, Inc	6,268
249		Origin Bancorp, Inc	10,530
111		Orrstown Financial Services, Inc	2,545
1,405		Pacific Premier Bancorp, Inc	49,667
2,138		PacWest Bancorp	92,212
205		Park National Corp	26,933
290		PCSB Financial Corp	5,542
259		Peapack Gladstone Financial Corp	9,000
251		PennyMac Financial Services, Inc	13,353
532		Peoples Bancorp, Inc	16,657
101		Peoples Financial Services Corp	5,098
7,639		People's United Financial, Inc	152,704
1,330		Pinnacle Financial Partners, Inc	122,466
226	*	Pioneer Bancorp, Inc	2,378
7,338		PNC Financial Services Group, Inc	1,353,494
1,549		Popular, Inc	126,615
188		Preferred Bank	13,929
586		Premier Financial Corp	17,773
169		Primis Financial Corp	2,363
1,690		Prosperity Bancshares, Inc	117,252
741		Provident Bancorp Inc	12,019
1,838		Provident Financial Services, Inc	43,009
190		QCR Holdings, Inc	10,752
2,891		Radian Group, Inc	64,209
104		RBB Bancorp	2,443
91		Red River Bancshares Inc	4,815
17,328		Regions Financial Corp	385,721
769		Renasant Corp	25,723
146		Republic Bancorp, Inc (Class A)	6,561
750	*	Republic First Bancorp, Inc	3,870
2,233	e	Rocket Cos, Inc	24,831
540		S&T Bancorp, Inc	15,973
495		Sandy Spring Bancorp, Inc	22,235
617		Seacoast Banking Corp of Florida	21,607
726		ServisFirst Bancshares, Inc	69,181
192		Sierra Bancorp	4,796
980		Signature Bank	287,620
420	*	Silvergate Capital Corp	63,239
1,396		Simmons First National Corp (Class A)	36,603
116		SmartFinancial, Inc	2,967
138		South Plains Financial Inc	3,668
1,456		South State Corp	118,795
101	*	Southern First Bancshares, Inc	5,135
86		Southern Missouri Bancorp, Inc	4,296
432		Southside Bancshares, Inc	17,639
154		Spirit of Texas Bancshares, Inc	4,047
339		Stock Yards Bancorp, Inc	17,933
164		Summit Financial Group, Inc	4,197
940	*	SVB Financial Group	525,883
2,625		Synovus Financial Corp	128,625
932	*	Texas Capital Bancshares, Inc	53,413
143		TFS Financial Corp	2,374
814	*	The Bancorp, Inc	23,061
229		Tompkins Financial Corp	17,924
996		Towne Bank	29,820
618		Trico Bancshares	24,739
343	*	Tristate Capital Holdings, Inc	11,398
513	*	Triumph Bancorp, Inc	48,232
23,382		Truist Financial Corp	1,325,759

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
277		TrustCo Bank Corp NY	$8,845
1,035		Trustmark Corp	31,454
685		UMB Financial Corp	66,555
3,528		Umpqua Holdings Corp	66,538
1,802		United Bankshares, Inc	62,854
1,315		United Community Banks, Inc	45,762
364		Univest Financial Corp	9,741
23,351		US Bancorp	1,241,106
1,161		UWM Holdings Corp	5,259
7,103		Valley National Bancorp	92,481
1,054		Veritex Holdings, Inc	40,231
543		Walker & Dunlop, Inc	70,275
1,396		Washington Federal, Inc	45,817
232		Washington Trust Bancorp, Inc	12,180
384		Waterstone Financial, Inc	7,427
3,371		Webster Financial Corp	189,181
67,021		Wells Fargo & Co	3,247,838
875		WesBanco, Inc	30,065
239		West Bancorporation, Inc	6,503
533		Westamerica Bancorporation	32,247
1,643		Western Alliance Bancorp	136,073
886		Wintrust Financial Corp	82,336
1,054		WSFS Financial Corp	49,137
2,692		Zions Bancorporation	176,488
		TOTAL BANKS	32,245,489
CAPITAL GOODS - 5.8%
9,898		3M Co	1,473,614
2,034		A.O. Smith Corp	129,952
724		Aaon, Inc	40,349
511	*	AAR Corp	24,748
641		Acuity Brands, Inc	121,341
987		Advanced Drainage Systems, Inc	117,265
516	*	Advent Technologies Holdings, Inc	1,197
2,479		Aecom Technology Corp	190,412
1,067	*	Aerojet Rocketdyne Holdings, Inc	41,986
407	*	Aerovironment, Inc	38,315
1,119		AGCO Corp	163,408
1,238	*,e	AgEagle Aerial Systems, Inc	1,473
1,858		Air Lease Corp	82,960
148		Alamo Group, Inc	21,281
620		Albany International Corp (Class A)	52,278
1,585		Allegion plc	174,001
197		Allied Motion Technologies, Inc	5,878
1,851		Allison Transmission Holdings, Inc	72,670
330	*	Alta Equipment Group, Inc	4,079
1,052		Altra Industrial Motion Corp	40,954
512	*	Ameresco, Inc	40,704
643	*	American Superconductor Corp	4,893
254	*	American Woodmark Corp	12,433
3,942		Ametek, Inc	524,996
2,835	*	API Group Corp	59,620
438		Apogee Enterprises, Inc	20,787
567		Applied Industrial Technologies, Inc	58,208
909		Arcosa, Inc	52,040
244		Argan, Inc	9,904
902		Armstrong World Industries, Inc	81,189
2,052	*	Array Technologies, Inc	23,126
334		Astec Industries, Inc	14,362
340	*	Astronics Corp	4,396
872	*	Atkore International Group, Inc	85,840
1,101	*	Axon Enterprise, Inc	151,641
1,731	*	AZEK Co, Inc	42,998
406		AZZ, Inc	19,585
1,051	*	Babcock & Wilcox Enterprises, Inc	8,576

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
782		Barnes Group, Inc	$31,429
1,120	*	Beacon Roofing Supply, Inc	66,394
167	*,e	Beam Global	3,415
632	*,e	Blink Charging Co	16,723
2,393	*	Bloom Energy Corp	57,791
217	*	Blue Bird Corp	4,084
166	*	BlueLinx Holdings, Inc	11,932
9,164	*	Boeing Co	1,754,906
597		Boise Cascade Co	41,474
3,314	*	Builders FirstSource, Inc	213,886
1,753		BWX Technologies, Inc	94,417
316	*	Byrna Technologies, Inc	2,582
351		Caesarstone Sdot-Yam Ltd	3,693
901		Carlisle Cos, Inc	221,574
15,025		Carrier Global Corp	689,197
9,272		Caterpillar, Inc	2,065,987
3,721	*,e	ChargePoint Holdings, Inc	73,973
624	*	Chart Industries, Inc	107,184
337	*	CIRCOR International, Inc	8,971
1,803	*	Colfax Corp	71,741
413		Columbus McKinnon Corp	17,511
575		Comfort Systems USA, Inc	51,181
516	*	Commercial Vehicle Group, Inc	4,360
708	*	Concrete Pumping Holdings Inc	4,744
320	*	Construction Partners Inc	8,378
288	*	Core & Main, Inc	6,967
859	*	Cornerstone Building Brands, Inc	20,891
775		Crane Co	83,917
225		CSW Industrials, Inc	26,458
2,481		Cummins, Inc	508,878
801		Curtiss-Wright Corp	120,278
688	*,e	Custom Truck One Source, Inc	5,772
4,758		Deere & Co	1,976,759
2,953	*,e	Desktop Metal, Inc	13,997
2,166		Donaldson Co, Inc	112,480
347		Douglas Dynamics, Inc	12,003
2,465		Dover Corp	386,759
160	*	Ducommun, Inc	8,382
240	*	DXP Enterprises, Inc	6,502
486	*	Dycom Industries, Inc	46,296
6,748		Eaton Corp	1,024,076
916		EMCOR Group, Inc	103,169
10,362		Emerson Electric Co	1,015,994
318		Encore Wire Corp	36,274
738	*	Energy Recovery, Inc	14,863
917		Enerpac Tool Group Corp	20,073
681		EnerSys	50,782
330		EnPro Industries, Inc	32,251
720	*,e	Eos Energy Enterprises, Inc	3,010
502		ESCO Technologies, Inc	35,100
131	*,e	EVI Industries, Inc	2,435
1,875	*	Evoqua Water Technologies Corp	88,088
9,626		Fastenal Co	571,784
1,130		Federal Signal Corp	38,138
2,325		Flowserve Corp	83,468
503	*	Fluence Energy, Inc	6,594
2,709	*	Fluor Corp	77,721
5,274		Fortive Corp	321,345
2,359		Fortune Brands Home & Security, Inc	175,227
719		Franklin Electric Co, Inc	59,706
426	*,e	FTC Solar, Inc	2,100
7,476	*	FuelCell Energy, Inc	43,062
1,000	*	Gates Industrial Corp plc	15,060
608		GATX Corp	74,985
1,074	*	Generac Holdings, Inc	319,257

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
4,181		General Dynamics Corp	$1,008,374
18,940		General Electric Co	1,733,010
567	*	Gibraltar Industries, Inc	24,353
187		Global Industrial Co	6,027
829	*	GMS, Inc	41,259
368		Gorman-Rupp Co	13,204
2,901		Graco, Inc	202,258
2,996		GrafTech International Ltd	28,822
696		Granite Construction, Inc	22,829
890	*	Great Lakes Dredge & Dock Corp	12,487
720		Greenbrier Cos, Inc	37,087
552		Griffon Corp	11,057
627		H&E Equipment Services, Inc	27,287
760		HEICO Corp	116,690
1,362		HEICO Corp (Class A)	172,742
629		Helios Technologies, Inc	50,477
413		Herc Holdings, Inc	69,008
1,552		Hexcel Corp	92,297
1,515		Hillenbrand, Inc	66,918
11,894		Honeywell International, Inc	2,314,335
6,954		Howmet Aerospace, Inc	249,927
1,006		Hubbell, Inc	184,873
625		Huntington Ingalls	124,650
622	*	Hydrofarm Holdings Group, Inc	9,423
1,987	*,e	Hyliion Holdings Corp	8,802
158		Hyster-Yale Materials Handling, Inc	5,247
7,076	*,e	Ideanomics Inc	7,925
1,271		IDEX Corp	243,689
137	*	IES Holdings, Inc	5,507
5,464		Illinois Tool Works, Inc	1,144,162
412	*	Infrastructure and Energy Alternatives, Inc	4,882
6,510		Ingersoll Rand, Inc	327,779
1,058	*,e	INNOVATE Corp	3,904
289		Insteel Industries, Inc	10,690
1,602		ITT, Inc	120,486
1,178	*	JELD-WEN Holding, Inc	23,890
486		John Bean Technologies Corp	57,576
12,032		Johnson Controls International plc	788,938
166		Kadant, Inc	32,236
670		Kaman Corp	29,132
172	*	Karat Packaging, Inc	3,414
1,307		Kennametal, Inc	37,393
1,903	*	Kratos Defense & Security Solutions, Inc	38,973
3,411		L3Harris Technologies, Inc	847,531
87	*	Lawson Products, Inc	3,353
606		Lennox International, Inc	156,263
1,115		Lincoln Electric Holdings, Inc	153,658
165		Lindsay Corp	25,907
4,190		Lockheed Martin Corp	1,849,466
478		Luxfer Holdings plc	8,030
539	*	Manitowoc Co, Inc	8,128
4,005		Masco Corp	204,255
503	*	Masonite International Corp	44,737
1,023	*	Mastec, Inc	89,103
383	*	Matrix Service Co	3,148
1,194		Maxar Technologies, Inc	47,115
143	*	Mayville Engineering Co Inc	1,340
379		McGrath RentCorp	32,207
3,858		MDU Resources Group, Inc	102,816
952	*	Mercury Systems, Inc	61,356
1,303	*	Meritor, Inc	46,348
971	*	Middleby Corp	159,186
168		Miller Industries, Inc	4,731
629		Moog, Inc (Class A)	55,226
1,441	*	MRC Global, Inc	17,162

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
884		MSC Industrial Direct Co (Class A)	$75,326
883		Mueller Industries, Inc	47,832
2,381		Mueller Water Products, Inc (Class A)	30,763
301	*	MYR Group, Inc	28,306
76		National Presto Industries, Inc	5,848
3,832	*,e	Nikola Corp	41,041
1,225	*	NN, Inc	3,528
995		Nordson Corp	225,945
2,578		Northrop Grumman Corp	1,152,933
149	*	Northwest Pipe Co	3,792
1,637	*	NOW, Inc	18,056
224	*	NV5 Global Inc	29,859
2,708		nVent Electric plc	94,184
44		Omega Flex, Inc	5,714
1,266		Oshkosh Corp	127,423
7,192		Otis Worldwide Corp	553,424
1,772		Owens Corning, Inc	162,138
5,917		PACCAR, Inc	521,110
291		Park Aerospace Corp	3,798
2,221		Parker-Hannifin Corp	630,231
194		Park-Ohio Holdings Corp	2,730
328	*	Parsons Corp	12,694
2,996		Pentair plc	162,413
763	*	PGT Innovations, Inc	13,719
8,759	*,e	Plug Power, Inc	250,595
263		Powell Industries, Inc	5,107
51		Preformed Line Products Co	3,234
729		Primoris Services Corp	17,365
509	*	Proto Labs, Inc	26,926
492		Quanex Building Products Corp	10,327
2,495		Quanta Services, Inc	328,367
25,732		Raytheon Technologies Corp	2,549,269
477	*	RBC Bearings, Inc	92,481
1,238		Regal-Beloit Corp	184,190
2,451	*	Resideo Technologies, Inc	58,407
562		REV Group, Inc	7,531
2,016		Rockwell Automation, Inc	564,540
2,000	*,e	Romeo Power, Inc	2,980
1,821		Roper Technologies Inc	859,931
691		Rush Enterprises, Inc (Class A)	35,179
144		Rush Enterprises, Inc (Class B)	6,962
2,806	*	Sensata Technologies Holding plc	142,685
1,681	*	Shoals Technologies Group, Inc	28,644
514		Shyft Group, Inc	18,561
842		Simpson Manufacturing Co, Inc	91,812
727	*	SiteOne Landscape Supply, Inc	117,549
959		Snap-On, Inc	197,055
1,891		Spirit Aerosystems Holdings, Inc (Class A)	92,451
647	*	SPX Corp	31,968
646		SPX FLOW, Inc	55,698
195		Standex International Corp	19,484
2,683		Stanley Black & Decker, Inc	375,057
1,014	*,e	Stem, Inc	11,164
394	*	Sterling Construction Co, Inc	10,559
3,438	*	Sunrun, Inc	104,412
268		Tennant Co	21,118
1,185		Terex Corp	42,257
819		Textainer Group Holdings Ltd	31,179
3,692		Textron, Inc	274,611
509	*	Thermon Group Holdings	8,246
1,188		Timken Co	72,112
838	*	Titan International, Inc	12,344
282	*	Titan Machinery, Inc	7,969
1,885		Toro Co	161,149
559	*	TPI Composites, Inc	7,860

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
4,153		Trane Technologies plc	$634,163
121	*	Transcat Inc	9,818
902	*	TransDigm Group, Inc	587,689
2,052	*	Trex Co, Inc	134,057
1,676		Trinity Industries, Inc	57,587
1,005		Triton International Ltd	70,531
1,063	*	Triumph Group, Inc	26,873
585	*	Tutor Perini Corp	6,318
1,160		UFP Industries, Inc	89,506
1,276	*	United Rentals, Inc	453,248
2,797	*	Univar Solutions Inc	89,896
345		Valmont Industries, Inc	82,317
156	*	Vectrus, Inc	5,594
251	*	Veritiv Corp	33,531
5,197		Vertiv Holdings Co	72,758
339	*	Vicor Corp	23,916
1,214	*	View, Inc	2,234
3,062	*,e	Virgin Galactic Holdings, Inc	30,253
756		W.W. Grainger, Inc	389,937
918		Wabash National Corp	13,623
609		Watsco, Inc	185,526
522		Watts Water Technologies, Inc (Class A)	72,866
2,154	*	Welbilt, Inc	51,158
817	*	WESCO International, Inc	106,324
3,170		Westinghouse Air Brake Technologies Corp	304,859
71	*	Willis Lease Finance Corp	2,286
3,797	*	WillScot Mobile Mini Holdings Corp	148,577
1,032		Woodward Inc	128,907
3,195		Xylem, Inc	272,406
2,011		Zurn Water Solutions Corp	71,189
		TOTAL CAPITAL GOODS	45,677,061
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
1,317		ABM Industries, Inc	60,635
731	*	Acacia Research (Acacia Technologies)	3,297
1,696		ACCO Brands Corp	13,568
2,238		ADT, Inc	16,986
962	*	ASGN Inc	112,275
110		Barrett Business Services, Inc	8,522
2,400		Booz Allen Hamilton Holding Co	210,816
1,020		Brady Corp (Class A)	47,195
329	*	BrightView Holdings, Inc	4,478
897		Brink's Co	60,996
428	*	CACI International, Inc (Class A)	128,939
801	*	Casella Waste Systems, Inc (Class A)	70,208
778	*	CBIZ, Inc	32,653
433	*	Ceco Environmental Corp	2,377
270	*	Cimpress plc	17,169
1,514		Cintas Corp	644,040
7,201	*	Clarivate Analytics plc	120,689
819	*	Clean Harbors, Inc	91,433
3,641	*	Copart, Inc	456,836
2,056	*	CoreCivic, Inc	22,966
6,830	*	CoStar Group, Inc	454,946
128		CRA International, Inc	10,785
754		Deluxe Corp	22,801
633	*	Driven Brands Holdings, Inc	16,635
2,448	*	Dun & Bradstreet Holdings, Inc	42,889
394		Ennis, Inc	7,277
2,109		Equifax, Inc	500,044
944		Exponent, Inc	101,999
598	*	First Advantage Corp	12,074
178	*	Forrester Research, Inc	10,043
148	*	Franklin Covey Co	6,693
620	*	FTI Consulting, Inc	97,476

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,553	*	Geo Group, Inc	$16,875
1,393	*	Harsco Corp	17,050
1,153		Healthcare Services Group	21,411
286		Heidrick & Struggles International, Inc	11,320
247	*	Heritage-Crystal Clean, Inc	7,314
1,168		Herman Miller, Inc	40,366
682		HNI Corp	25,268
334	*	Huron Consulting Group, Inc	15,301
2,455	*	IAA, Inc	93,904
282		ICF International, Inc	26,548
674		Insperity, Inc	67,683
961		Interface, Inc	13,041
2,295		Jacobs Engineering Group, Inc	316,274
2,455	*	KAR Auction Services, Inc	44,313
2,207		KBR, Inc	120,789
481		Kelly Services, Inc (Class A)	10,433
366		Kforce, Inc	27,073
577		Kimball International, Inc (Class B)	4,876
1,048		Korn/Ferry International	68,057
1,550	*	Legalzoom.com, Inc	21,917
2,410		Leidos Holdings, Inc	260,328
999		Manpower, Inc	93,826
473		Mantech International Corp (Class A)	40,768
491		Matthews International Corp (Class A)	15,889
259	*	Mistras Group, Inc	1,712
361	*	Montrose Environmental Group, Inc	19,108
663		MSA Safety, Inc	87,980
6,314		Nielsen NV	171,993
2,896		Pitney Bowes, Inc	15,059
3,616		Republic Services, Inc	479,120
514		Resources Connection, Inc	8,810
1,790		Robert Half International, Inc	204,382
4,005		Rollins, Inc	140,375
1,043		Science Applications International Corp	96,133
269	*	SP Plus Corp	8,436
1,776		Steelcase, Inc (Class A)	21,223
1,556	*	Stericycle, Inc	91,680
995		Tetra Tech, Inc	164,115
3,332		TransUnion	344,329
778	*	TriNet Group, Inc	76,524
645	*	TrueBlue, Inc	18,634
237		Unifirst Corp	43,674
1,953	*	Upwork, Inc	45,388
338	*	US Ecology, Inc	16,183
2,760		Verisk Analytics, Inc	592,379
440	*	Viad Corp	15,682
134		VSE Corp	6,176
7,134		Waste Management, Inc	1,130,739
116	*	Willdan Group, Inc	3,560
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,593,758
CONSUMER DURABLES & APPAREL - 1.2%
707		Acushnet Holdings Corp	28,464
210	*	American Outdoor Brands, Inc	2,757
1,083	*,e	AMMO, Inc	5,198
140		Bassett Furniture Industries, Inc	2,318
565	*	Beazer Homes USA, Inc	8,599
1,385		Brunswick Corp	112,033
1,892	*	Callaway Golf Co	44,311
2,423	*	Capri Holdings Ltd	124,518
750		Carter's, Inc	68,993
132	*	Cavco Industries, Inc	31,792
608		Century Communities, Inc	32,571
307		Clarus Corp	6,994
604		Columbia Sportswear Co	54,680

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,086	*	Crocs, Inc	$82,970
484	*	Deckers Outdoor Corp	132,505
5,459		DR Horton, Inc	406,750
167		Escalade, Inc	2,204
327		Ethan Allen Interiors, Inc	8,525
103		Flexsteel Industries, Inc	1,988
730	*	Fossil Group, Inc	7,037
2,599		Garmin Ltd	308,267
4,815	*,e	Genius Brands International, Inc	4,911
682	*	G-III Apparel Group Ltd	18,448
1,998	*	GoPro, Inc	17,043
578	*	Green Brick Partners, Inc	11,421
132		Hamilton Beach Brands Holding Co	1,535
6,162		Hanesbrands, Inc	91,752
2,241		Hasbro, Inc	183,583
371	*	Hayward Holdings, Inc	6,166
444	*	Helen of Troy Ltd	86,953
173		Hooker Furniture Corp	3,277
81	*	Hovnanian Enterprises, Inc	4,787
379		Installed Building Products, Inc	32,022
443	*	iRobot Corp	28,086
75		Johnson Outdoors, Inc	5,830
1,651		KB Home	53,459
811		Kontoor Brands, Inc	33,535
170	*	Latham Group, Inc	2,251
696		La-Z-Boy, Inc	18,354
2,404		Leggett & Platt, Inc	83,659
4,594		Lennar Corp (Class A)	372,895
224		Lennar Corp (Class B)	15,310
353	*	LGI Homes, Inc	34,481
163		Lifetime Brands, Inc	2,093
223	*	Lovesac Co	12,055
1,972	*	Lululemon Athletica, Inc	720,234
385	*	M/I Homes, Inc	17,075
287	*	Malibu Boats, Inc	16,649
156		Marine Products Corp	1,802
295	*	MasterCraft Boat Holdings, Inc	7,260
6,326	*	Mattel, Inc	140,500
1,086		MDC Holdings, Inc	41,094
640	*	Meritage Homes Corp	50,707
998	*	Mohawk Industries, Inc	123,952
227		Movado Group, Inc	8,864
511	*	Nautilus, Inc	2,105
6,518		Newell Brands Inc	139,550
21,232		Nike, Inc (Class B)	2,856,978
57	*	NVR, Inc	254,634
276		Oxford Industries, Inc	24,978
4,551	*	Peloton Interactive, Inc	120,237
356	*	PLBY Group, Inc	4,660
1,026		Polaris Inc	108,058
4,551		Pulte Homes, Inc	190,687
795	*,e	Purple Innovation, Inc	4,651
1,215		PVH Corp	93,081
858		Ralph Lauren Corp	97,332
200		Rocky Brands, Inc	8,318
2,405	*	Skechers U.S.A., Inc (Class A)	98,028
966	*	Skyline Champion Corp	53,014
840		Smith & Wesson Brands, Inc	12,709
2,102	*	Sonos, Inc	59,318
1,383		Steven Madden Ltd	53,439
272		Sturm Ruger & Co, Inc	18,937
133		Superior Uniform Group, Inc	2,374
4,883		Tapestry, Inc	181,403
1,558	*	Taylor Morrison Home Corp	42,409
3,258		Tempur Sealy International, Inc	90,963

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,005		Toll Brothers, Inc	$94,275
563	*	TopBuild Corp	102,123
194	*,e	Traeger, Inc	1,443
1,429	*	TRI Pointe Homes, Inc	28,694
917	*	Tupperware Brands Corp	17,836
3,425	*	Under Armour, Inc (Class A)	58,294
3,626	*	Under Armour, Inc (Class C)	56,421
226	*	Unifi, Inc	4,091
217	*	Universal Electronics, Inc	6,779
320	*	Vera Bradley, Inc	2,454
5,645		VF Corp	320,975
1,021	*	Vista Outdoor, Inc	36,440
347	*	VOXX International Corp (Class A)	3,460
1,031	*,e	Vuzix Corp	6,805
1,069		Whirlpool Corp	184,702
1,465		Wolverine World Wide, Inc	33,050
1,421	*	YETI Holdings, Inc	85,232
		TOTAL CONSUMER DURABLES & APPAREL	9,286,454
CONSUMER SERVICES - 2.1%
1,177	*	2U, Inc	15,631
700	*	Accel Entertainment, Inc	8,526
965	*	Adtalem Global Education, Inc	28,670
325	*	American Public Education, Inc	6,903
4,054		ARAMARK Holdings Corp	152,430
516	*	Bally's Corp	15,862
17	*	Biglari Holdings, Inc (B Shares)	2,458
356	*	BJ's Restaurants, Inc	10,075
1,539		Bloomin' Brands, Inc	33,766
275	*	Bluegreen Vacations Holding Corp	8,132
699	*	Booking Holdings, Inc	1,641,567
1,304		Boyd Gaming Corp	85,777
1,085	*	Bright Horizons Family Solutions	143,969
763	*	Brinker International, Inc	29,116
3,464	*	Caesars Entertainment, Inc	267,975
14,415	*	Carnival Corp	291,471
234		Carriage Services, Inc	12,479
507		Carrols Restaurant Group, Inc	1,146
520	*	Century Casinos, Inc	6,214
702	*	Cheesecake Factory	27,933
2,349	*	Chegg, Inc	85,222
490	*	Chipotle Mexican Grill, Inc (Class A)	775,195
695		Choice Hotels International, Inc	98,523
630		Churchill Downs, Inc	139,721
247	*	Chuy's Holdings, Inc	6,669
863	*	Coursera, Inc	19,884
463		Cracker Barrel Old Country Store, Inc	54,972
2,280		Darden Restaurants, Inc	303,126
792	*	Dave & Buster's Entertainment, Inc	38,887
1,168	*	Denny's Corp	16,714
266		Dine Brands Global Inc.	20,735
643		Domino's Pizza, Inc	261,707
5,216	*,e	DraftKings, Inc	101,556
1,458	*	Drive Shack, Inc	2,245
302	*	El Pollo Loco Holdings, Inc	3,509
174	*,e	Esports Technologies, Inc	1,173
1,316	*	Everi Holdings, Inc	27,636
2,454	*	Expedia Group, Inc	480,174
402	*	Fiesta Restaurant Group, Inc	3,005
1,596	*	frontdoor, Inc	47,641
682	*	Full House Resorts, Inc	6,554
682	*	GAN Ltd	3,287
229	*	Golden Entertainment, Inc	13,298
600	*	Golden Nugget Online Gaming, Inc	4,266
73		Graham Holdings Co	44,637

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
853	*	Grand Canyon Education, Inc	$82,835
2,834		H&R Block, Inc	73,797
1,039	*,e	Hall of Fame Resort & Entertainment Co	1,153
1,521	*	Hilton Grand Vacations, Inc	79,107
4,797	*	Hilton Worldwide Holdings, Inc	727,897
2,130	*	Houghton Mifflin Harcourt Co	44,751
738	*	Hyatt Hotels Corp	70,442
1,684		International Game Technology plc	41,561
431		Jack in the Box, Inc	40,260
1,311	e	Krispy Kreme, Inc	19,468
89	*	Kura Sushi USA, Inc	4,908
5,790	*	Las Vegas Sands Corp	225,057
1,806		Laureate Education, Inc	21,401
392	*	Life Time Group Holdings, Inc	5,700
464	*	Lindblad Expeditions Holdings, Inc	6,997
4,733	*	Marriott International, Inc (Class A)	831,825
747		Marriott Vacations Worldwide Corp	117,802
12,747		McDonald's Corp	3,152,078
6,641		MGM Resorts International	278,524
281	*	Mister Car Wash, Inc	4,156
173	*	Monarch Casino & Resort, Inc	15,091
49		Nathan's Famous, Inc	2,654
83	*	NEOGAMES S.A.	1,281
621	*	Noodles & Co	3,707
6,383	*,e	Norwegian Cruise Line Holdings Ltd	139,660
353	*	ONE Group Hospitality, Inc	3,710
1,026	*	OneSpaWorld Holdings Ltd	10,465
565		Papa John's International, Inc	59,483
2,733	*	Penn National Gaming, Inc	115,934
1,137	*	Perdoceo Education Corp	13,053
1,475	*	Planet Fitness, Inc	124,608
788	*	PlayAGS, Inc	5,256
290	*	Portillo's, Inc	7,122
501	*	PowerSchool Holdings, Inc	8,272
142		RCI Hospitality Holdings, Inc	8,727
307	*	Red Robin Gourmet Burgers, Inc	5,176
1,049		Red Rock Resorts, Inc	50,939
3,693	*	Royal Caribbean Cruises Ltd	309,400
822	*	Rush Street Interactive, Inc	5,976
473		Ruth's Hospitality Group Inc	10,822
1,620	*	Scientific Games Corp (Class A)	95,175
963	*	SeaWorld Entertainment, Inc	71,686
2,892		Service Corp International	190,351
596	*	Shake Shack, Inc	40,468
1,370	*	Six Flags Entertainment Corp	59,595
19,896		Starbucks Corp	1,809,939
862	*	StoneMor, Inc	2,250
403		Strategic Education, Inc	26,751
644	*	Stride, Inc	23,397
1,055	*	Target Hospitality Corp	6,330
2,355	*	Terminix Global Holdings, Inc	107,459
1,209		Texas Roadhouse, Inc (Class A)	101,230
1,610		Travel & Leisure Co	93,283
707		Vail Resorts, Inc	184,011
1,537	*	Vivint Smart Home, Inc	10,390
2,954		Wendy's	64,899
513		Wingstop, Inc	60,201
881	*	WW International Inc	9,013
1,610		Wyndham Hotels & Resorts, Inc	136,351
1,791	*	Wynn Resorts Ltd	142,814
7,027		Yum China Holdings, Inc	291,902
5,033		Yum! Brands, Inc	596,561
		TOTAL CONSUMER SERVICES	16,205,547

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
DIVERSIFIED FINANCIALS - 5.3%
125		AFC Gamma, Inc	$2,390
741		Affiliated Managers Group, Inc	104,444
8,788		AGNC Investment Corp	115,123
243		Alerus Financial Corp	6,717
6,015		Ally Financial, Inc	261,532
144		A-Mark Precious Metals, Inc	11,137
10,633		American Express Co	1,988,371
1,886		Ameriprise Financial, Inc	566,479
20,884		Annaly Capital Management, Inc	147,023
2,943		Apollo Commercial Real Estate Finance, Inc	40,996
6,009		Apollo Global Management, Inc	372,498
2,021		Arbor Realty Trust, Inc	34,478
645		Ares Commercial Real Estate Corp	10,010
2,174		Ares Management Corp	176,594
566		ARMOUR Residential REIT, Inc	4,754
870		Artisan Partners Asset Management, Inc	34,235
253	*	Assetmark Financial Holdings, Inc	5,629
86		Associated Capital Group, Inc	3,604
123	*	Atlanticus Holdings Corp	6,370
274		B. Riley Financial, Inc	19,169
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	7,182
12,863		Bank of New York Mellon Corp	638,391
31,509	*	Berkshire Hathaway, Inc (Class B)	11,119,841
5,076		BGC Partners, Inc (Class A)	22,334
2,444		BlackRock, Inc	1,867,632
12,027		Blackstone Group, Inc	1,526,707
2,460		Blackstone Mortgage Trust, Inc	78,203
637	*	Blucora, Inc	12,453
642		Brightsphere Investment Group, Inc	15,569
1,289		BrightSpire Capital, Inc	11,923
2,136		Broadmark Realty Capital, Inc	18,476
1,450	*	Cannae Holdings, Inc	34,684
7,118		Capital One Financial Corp	934,522
2,344		Carlyle Group, Inc	114,645
1,907		CBOE Global Markets, Inc	218,199
25,846		Charles Schwab Corp	2,179,076
3,066		Chimera Investment Corp	36,915
6,134		CME Group, Inc	1,459,033
461		Cohen & Steers, Inc	39,595
454		Cowen Group, Inc	12,303
160	*,e	Credit Acceptance Corp	88,059
312		Curo Group Holdings Corp	4,072
49		Diamond Hill Investment Group, Inc	9,178
5,090		Discover Financial Services	560,867
461	*	Donnelley Financial Solutions, Inc	15,333
258		Dynex Capital, Inc	4,180
548		Ellington Financial Inc	9,727
546	*	Encore Capital Group, Inc	34,251
629	*	Enova International, Inc	23,883
6,588		Equitable Holdings, Inc	203,635
638		Evercore Inc	71,022
796	*	Ezcorp, Inc (Class A)	4,808
649		Factset Research Systems, Inc	281,763
1,485		Federated Investors, Inc (Class B)	50,579
737		FirstCash Holdings, Inc	51,841
877	*	Focus Financial Partners, Inc	40,114
484		Franklin BSP Realty Trust, Inc	6,766
4,751		Franklin Resources, Inc	132,648
93		GAMCO Investors, Inc (Class A)	2,056
257	e	GCM Grosvenor, Inc	2,496
5,655		Goldman Sachs Group, Inc	1,866,778
938		Granite Point Mortgage Trust, Inc	10,431
531		Great Ajax Corp	6,229
905	*	Green Dot Corp	24,869

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
424		Greenhill & Co, Inc	$6,559
562		Hamilton Lane, Inc	43,437
1,270		Hannon Armstrong Sustainable Infrastructure Capital, Inc	60,236
733		Houlihan Lokey, Inc	64,357
1,406		Interactive Brokers Group, Inc (Class A)	92,669
9,525		Intercontinental Exchange Group, Inc	1,258,443
6,004		Invesco Ltd	138,452
3,664		Invesco Mortgage Capital, Inc	8,354
2,653		Janus Henderson Group plc	92,908
4,030		Jefferies Financial Group, Inc	132,386
9,400		KKR & Co, Inc	549,618
168		KKR Real Estate Finance Trust, Inc	3,463
1,766		Ladder Capital Corp	20,962
1,898		Lazard Ltd (Class A)	65,481
1,618	*	LendingClub Corp	25,532
196	*	LendingTree, Inc	23,455
1,449		LPL Financial Holdings, Inc	264,703
658		MarketAxess Holdings, Inc	223,852
8,524		MFA Financial Inc	34,352
877		Moelis & Co	41,175
2,835		Moody's Corp	956,557
23,044		Morgan Stanley	2,014,046
378		Morningstar, Inc	103,258
1,394		MSCI, Inc (Class A)	701,015
2,010		Nasdaq Inc	358,182
3,087		Navient Corp	52,603
312		Nelnet, Inc (Class A)	26,517
6,918		New Residential Investment Corp	75,960
6,454		New York Mortgage Trust, Inc	23,557
3,325		Northern Trust Corp	387,196
1,507		OneMain Holdings, Inc	71,447
1,687	*	Open Lending Corp	31,901
697	*	Oportun Financial Corp	10,009
147		Oppenheimer Holdings, Inc	6,406
916		Orchid Island Capital, Inc	2,977
1,723		PennyMac Mortgage Investment Trust	29,102
273		Piper Jaffray Cos	35,831
397		PJT Partners, Inc	25,059
719	*	PRA Group, Inc	32,413
1,236	*	PROG Holdings, Inc	35,560
257		Pzena Investment Management, Inc (Class A)	2,061
3,097		Raymond James Financial, Inc	340,391
933		Ready Capital Corp	14,051
1,612		Redwood Trust, Inc	16,974
143		Regional Management Corp	6,946
5,971		S&P Global, Inc	2,449,185
375		Sculptor Capital Management, Inc	5,224
1,969		SEI Investments Co	118,554
5,752		SLM Corp	105,607
5,018		Starwood Property Trust, Inc	121,285
6,089		State Street Corp	530,474
618		StepStone Group, Inc	20,431
1,929		Stifel Financial Corp	130,979
241	*	StoneX Group, Inc	17,889
9,578		Synchrony Financial	333,410
3,897		T Rowe Price Group, Inc	589,187
867		TPG RE Finance Trust, Inc	10,239
1,703		Tradeweb Markets, Inc	149,643
4,626		Two Harbors Investment Corp	25,582
773	*,e	Upstart Holdings, Inc	84,327
1,409		Virtu Financial, Inc	52,443
115		Virtus Investment Partners, Inc	27,599
1,868		Voya Financial, Inc	123,942
1,867		WisdomTree Investments, Inc	10,959

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
90	*	World Acceptance Corp	$17,266
		TOTAL DIVERSIFIED FINANCIALS	41,199,459
ENERGY - 3.9%
1,304	*	Aemetis, Inc	16,522
1,288	*	Alto Ingredients, Inc	8,784
53		Altus Midstream Co	3,446
5,480		Antero Midstream Corp	59,568
4,860	*	Antero Resources Corp	148,376
5,944		APA Corp	245,665
143		Arch Resources, Inc	19,645
2,039		Archrock, Inc	18,820
12,372		Baker Hughes Co	450,465
2,302		Berry Petroleum Co LLC	23,757
754		Bonanza Creek Energy, Inc	45,021
774		Brigham Minerals, Inc	19,776
351	*	Bristow Group, Inc	13,015
13,290		Cabot Oil & Gas Corp	358,431
845		Cactus, Inc	47,945
1,436		California Resources Corp	64,232
680	*	Callon Petroleum Co	40,174
3,118	*	Centennial Resource Development, Inc	25,162
410	*	Centrus Energy Corp	13,817
3,416	*	ChampionX Corp	83,624
4,052		Cheniere Energy, Inc	561,810
1,723		Chesapeake Energy Corp	149,901
33,197		Chevron Corp	5,405,467
2,369	*	Clean Energy Fuels Corp	18,810
3,710	*	CNX Resources Corp	76,871
1,290	*	Comstock Resources Inc	16,834
22,678		ConocoPhillips	2,267,800
714	*	CONSOL Energy, Inc	26,868
1,248		Continental Resources, Inc	76,540
500	e	Crescent Energy, Inc	8,670
583		CVR Energy, Inc	14,890
1,373	*	Delek US Holdings, Inc	29,135
850	*	Denbury, Inc	66,784
11,345		Devon Energy Corp	670,830
2,136		DHT Holdings, Inc	12,389
3,040		Diamondback Energy, Inc	416,723
333	*	DMC Global, Inc	10,156
395		Dorian LPG Ltd	5,724
582	*	Dril-Quip, Inc	21,738
1,673		DT Midstream, Inc	90,777
395	*	Earthstone Energy, Inc	4,989
2,496	*,e	Energy Fuels, Inc	22,838
10,231		EOG Resources, Inc	1,219,842
4,708		EQT Corp	162,002
7,406		Equitrans Midstream Corp	62,507
72,694	d	Exxon Mobil Corp	6,003,797
778		Falcon Minerals Corp	5,244
520	*	Frank's International NV	9,246
2,068	*	Frontline Ltd	18,198
5,856	*,e	Gevo, Inc	27,406
1,788	*	Golar LNG Ltd	44,307
698	*	Green Plains Inc	21,645
15,566		Halliburton Co	589,484
2,257	*	Helix Energy Solutions Group, Inc	10,788
1,863		Helmerich & Payne, Inc	79,699
4,862		Hess Corp	520,428
2,656	*	HF Sinclair Corp	105,842
685		International Seaways, Inc	12,357
33,654		Kinder Morgan, Inc	636,397
6,823	*	Kosmos Energy Ltd	49,057
220	*	Laredo Petroleum, Inc	17,411

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,314	*	Liberty Oilfield Services, Inc	$19,473
2,041		Magnolia Oil & Gas Corp	48,270
14,097		Marathon Oil Corp	353,976
10,434		Marathon Petroleum Corp	892,107
1,952		Matador Resources Co	103,417
2,772		Murphy Oil Corp	111,961
114	*	Nabors Industries Ltd	17,410
725	*	National Energy Services Reunited Corp	6,090
403	e	New Fortress Energy, Inc	17,172
2,497	*	Newpark Resources, Inc	9,139
2,774	*	NexTier Oilfield Solutions, Inc	25,632
2,408		Nordic American Tankers Ltd	5,129
827		Northern Oil and Gas, Inc	23,313
6,945		NOV, Inc	136,191
309		Oasis Petroleum, Inc	45,207
14,724		Occidental Petroleum Corp	835,440
1,532	*	Oceaneering International, Inc	23,225
1,209	*	Oil States International, Inc	8,403
7,705		ONEOK, Inc	544,204
4,596		Ovintiv, Inc	248,506
677	*	Par Pacific Holdings, Inc	8,815
3,250		Patterson-UTI Energy, Inc	50,310
1,831	*	PBF Energy, Inc	44,621
1,666		PDC Energy, Inc	121,085
1,201	*	Peabody Energy Corp	29,461
217	*	Penn Virginia Corp	7,493
8,021		Phillips 66	692,934
3,636		Pioneer Natural Resources Co	909,109
1,367	*	ProPetro Holding Corp	19,042
4,012	*	Range Resources Corp	121,885
758	*	Renewable Energy Group, Inc	45,973
92	*	Rex American Resources Corp	9,163
151		Riley Exploration Permian, Inc	3,787
901	*	RPC, Inc	9,614
24,442		Schlumberger Ltd	1,009,699
688		Scorpio Tankers, Inc	14,709
988	*	Select Energy Services, Inc	8,467
946		SFL Corp Ltd	9,630
2,006		SM Energy Co	78,134
678		Solaris Oilfield Infrastructure, Inc	7,655
16,968	*	Southwestern Energy Co	121,661
681	*	Talos Energy, Inc	10,753
3,944		Targa Resources Investments, Inc	297,654
1,069	*	Teekay Corp	3,389
376	*	Teekay Tankers Ltd	5,204
5,524	*	Tellurian, Inc	29,277
2,062	*	Tetra Technologies, Inc	8,475
101		Texas Pacific Land Corp	136,563
854	*	Tidewater, Inc	18,566
3,928	*,e	Uranium Energy Corp	18,030
3,859	*,e	Ur-Energy, Inc	6,174
1,387	*	US Silica Holdings, Inc	25,881
7,106		Valero Energy Corp	721,543
2,083	*	W&T Offshore, Inc	7,957
619		Whiting Petroleum Corp	50,455
21,047		Williams Cos, Inc	703,180
1,068		World Fuel Services Corp	28,879
		TOTAL ENERGY	30,147,938
FOOD & STAPLES RETAILING - 1.4%
2,725		Albertsons Cos, Inc	90,606
418		Andersons, Inc	21,009
2,427	*	BJ's Wholesale Club Holdings, Inc	164,089
618		Casey's General Stores, Inc	122,469
515	*	Chefs' Warehouse Holdings, Inc	16,789

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
7,574		Costco Wholesale Corp	$4,361,488
1,460	*	Grocery Outlet Holding Corp	47,859
626	*	HF Foods Group Inc	4,169
213		Ingles Markets, Inc (Class A)	18,968
12,627		Kroger Co	724,411
253	*,e	MedAvail Holdings, Inc	246
286		Natural Grocers by Vitamin C	5,606
2,651	*	Performance Food Group Co	134,962
385		Pricesmart, Inc	30,365
862	*,e	Rite Aid Corp	7,543
584		SpartanNash Co	19,266
2,100	*	Sprouts Farmers Market, Inc	67,158
8,505		SYSCO Corp	694,433
943	*	United Natural Foods, Inc	38,993
3,868	*	US Foods Holding Corp	145,553
127		Village Super Market (Class A)	3,112
12,516		Walgreens Boots Alliance, Inc	560,341
24,585		Walmart, Inc	3,661,198
148		Weis Markets, Inc	10,570
		TOTAL FOOD & STAPLES RETAILING	10,951,203
FOOD, BEVERAGE & TOBACCO - 2.8%
2,739	*,e	22nd Century Group, Inc	6,354
31,643		Altria Group, Inc	1,653,347
1,079	*,e	AppHarvest, Inc	5,800
9,711		Archer-Daniels-Midland Co	876,515
1,190		B&G Foods, Inc (Class A)	32,106
980	*,e	Beyond Meat, Inc	47,344
157	*	Boston Beer Co, Inc (Class A)	60,990
711		Brown-Forman Corp (Class A)	44,608
3,077		Brown-Forman Corp (Class B)	206,221
2,218		Bunge Ltd	245,777
345		Calavo Growers, Inc	12,575
486		Cal-Maine Foods, Inc	26,837
3,182		Campbell Soup Co	141,822
918	*	Celsius Holdings, Inc	50,655
66,470		Coca-Cola Co	4,121,140
72		Coca-Cola Consolidated Inc	35,773
8,273		ConAgra Brands, Inc	277,725
2,672		Constellation Brands, Inc (Class A)	615,415
2,862	*	Darling International, Inc	230,048
217	*	Duckhorn Portfolio, Inc	3,947
2,984		Flowers Foods, Inc	76,719
499		Fresh Del Monte Produce, Inc	12,929
696	*	Freshpet, Inc	71,437
10,597		General Mills, Inc	717,629
1,593	*	Hain Celestial Group, Inc	54,799
2,534		Hershey Co	548,940
4,724		Hormel Foods Corp	243,475
2,702	*	Hostess Brands, Inc	59,282
1,227		Ingredion, Inc	106,933
277		J&J Snack Foods Corp	42,963
1,881		J.M. Smucker Co	254,706
199		John B. Sanfilippo & Son, Inc	16,605
4,342		Kellogg Co	280,016
12,179		Keurig Dr Pepper, Inc	461,584
11,401		Kraft Heinz Co	449,085
124	*	Laird Superfood, Inc	448
2,575		Lamb Weston Holdings, Inc	154,268
364		Lancaster Colony Corp	54,291
422	*	Landec Corp	4,887
187		Limoneira Co	2,745
4,238		McCormick & Co, Inc	422,952
203		MGP Ingredients, Inc	17,375
422	*	Mission Produce, Inc	5,338

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
3,002		Molson Coors Brewing Co (Class B)	$160,247
23,718		Mondelez International, Inc	1,489,016
6,463	*	Monster Beverage Corp	516,394
366		National Beverage Corp	15,921
23,629		PepsiCo, Inc	3,955,022
26,977		Philip Morris International, Inc	2,534,219
908	*	Pilgrim's Pride Corp	22,791
1,120	*	Post Holdings, Inc	77,571
2,638		Primo Water Corp	37,592
317		Sanderson Farms, Inc	59,434
4		Seaboard Corp	16,822
134	*	Seneca Foods Corp	6,906
1,484	*	Simply Good Foods Co	56,318
692	*,e	Tattooed Chef, Inc	8,705
424		Tootsie Roll Industries, Inc	14,836
1,028	*	TreeHouse Foods, Inc	33,163
190		Turning Point Brands, Inc	6,462
4,919		Tyson Foods, Inc (Class A)	440,890
619		Universal Corp	35,945
803	e	Utz Brands, Inc	11,868
2,682		Vector Group Ltd	32,291
420	*	Vital Farms, Inc	5,191
486	*	Whole Earth Brands, Inc	3,480
		TOTAL FOOD, BEVERAGE & TOBACCO	22,295,489
HEALTH CARE EQUIPMENT & SERVICES - 5.8%
1,931	*	1Life Healthcare, Inc	21,395
29,815		Abbott Laboratories	3,528,903
785	*	Abiomed, Inc	260,023
1,640	*	Acadia Healthcare Co, Inc	107,469
406	*,e	Accelerate Diagnostics, Inc	585
860	*	Accolade, Inc	15,102
1,245	*	Accuray, Inc	4,121
155	*	Acutus Medical, Inc	215
1,314	*	AdaptHealth Corp	21,063
230	*	Addus HomeCare Corp	21,457
317	*	Agiliti, Inc	6,689
2,633	*	agilon health, Inc	66,747
1,368	*	Align Technology, Inc	596,448
203	*	Alignment Healthcare, Inc	2,280
1,508	*	Allscripts Healthcare Solutions, Inc	33,960
996	*	Alphatec Holdings Inc	11,454
577	*	Amedisys, Inc	99,411
3,217	*	American Well Corp	13,544
2,446		AmerisourceBergen Corp	378,421
862	*	AMN Healthcare Services, Inc	89,932
563	*	Angiodynamics, Inc	12,127
4,213		Anthem, Inc	2,069,510
640	*,e	Apollo Medical Holdings, Inc	31,021
1,028	*	Apyx Medical Corp	6,713
4,179	*,e	Asensus Surgical, Inc	2,619
1,709	*,e	Aspira Women's Health, Inc	1,777
673	*	AtriCure, Inc	44,196
27		Atrion Corp	19,251
725	*	Avanos Medical, Inc	24,287
416	*	Aveanna Healthcare Holdings, Inc	1,419
560	*	AxoGen, Inc	4,446
738	*	Axonics Modulation Technologies, Inc	46,199
8,716		Baxter International, Inc	675,839
4,927		Becton Dickinson & Co	1,310,582
281	*,e	Biodesix, Inc	475
381	*	BioLife Solutions Inc	8,660
134	*	Bioventus, Inc	1,889
24,123	*	Boston Scientific Corp	1,068,408
2,873	*	Brookdale Senior Living, Inc	20,255

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,966	*,e	Butterfly Network, Inc	$14,118
4,682		Cardinal Health, Inc	265,469
501	*	Cardiovascular Systems, Inc	11,323
373	*	Castle Biosciences, Inc	16,733
10,058	*	Centene Corp	846,783
4,840		Cerner Corp	452,830
1,433	*	Certara, Inc	30,781
2,819	*	Cerus Corp	15,476
3,853	*	Change Healthcare, Inc	83,995
292		Chemed Corp	147,913
5,651		Cigna Corp	1,354,036
336	*	ClearPoint Neuro, Inc	3,498
2,138	*	Community Health Systems, Inc	25,378
168	*	Computer Programs & Systems, Inc	5,788
422		Conmed Corp	62,688
852		Cooper Cos, Inc	355,787
163	*	Corvel Corp	27,456
1,718	*	Covetrus, Inc	28,845
544	*	Cross Country Healthcare, Inc	11,788
480	*	CryoLife, Inc	10,262
670	*	CryoPort, Inc	23,390
279	*	Cutera, Inc	19,251
22,611		CVS Health Corp	2,288,459
466	*,e	CytoSorbents Corp	1,487
271	*,e	DarioHealth Corp	1,583
1,253	*	DaVita, Inc	141,727
3,840		Dentsply Sirona, Inc	189,005
1,662	*	Dexcom, Inc	850,279
10,746	*	Edwards Lifesciences Corp	1,265,019
1,608		Encompass Health Corp	114,345
981		Ensign Group, Inc	88,300
2,830	*	Envista Holdings Corp	137,849
1,209	*	Evolent Health, Inc	39,051
1,609	*	Figs, Inc	34,626
364	*,e	Forian, Inc	2,533
350	*	Fulgent Genetics, Inc	21,843
710	*	Glaukos Corp	41,052
1,419	*	Globus Medical, Inc	104,694
1,534	*	Guardant Health, Inc	101,612
886	*	Haemonetics Corp	56,013
636	*	Hanger Inc	11,658
4,251		HCA Healthcare, Inc	1,065,386
737	*	Health Catalyst, Inc	19,258
1,338	*	HealthEquity, Inc	90,235
399	*	HealthStream, Inc	7,948
2,530	*	Henry Schein, Inc	220,591
136	*	Heska Corp	18,806
4,432	*	Hologic, Inc	340,466
2,207		Humana, Inc	960,420
352	*	iCAD, Inc	1,570
362	*	ICU Medical, Inc	80,596
1,474	*	IDEXX Laboratories, Inc	806,366
555	*	Inari Medical, Inc	50,305
655	*	InfuSystem Holdings, Inc	6,419
200	*,e	Innovage Holding Corp	1,284
301	*	Inogen, Inc	9,758
439	*	Inspire Medical Systems, Inc	112,687
1,123	*	Insulet Corp	299,156
572	*	Integer Holding Corp	46,086
1,378	*	Integra LifeSciences Holdings Corp	88,550
639	*	Intersect ENT, Inc	17,898
6,117	*	Intuitive Surgical, Inc	1,845,377
733	*	Invacare Corp	1,034
3,382	*	Invitae Corp	26,955
96		iRadimed Corp	4,305

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
477	*	iRhythm Technologies, Inc	$75,113
229	*	Joint Corp	8,104
1,675	*	Laboratory Corp of America Holdings	441,630
1,098	*	Lantheus Holdings, Inc	60,730
236		LeMaitre Vascular, Inc	10,967
528	*	LHC Group, Inc	89,021
433	*,e	LifeStance Health Group, Inc	4,378
892	*	LivaNova plc	72,992
849	*	Masimo Corp	123,563
2,570		McKesson Corp	786,754
1,431	*	MEDNAX, Inc	33,600
23,159		Medtronic plc	2,569,491
646	*	Meridian Bioscience, Inc	16,770
985	*	Merit Medical Systems, Inc	65,522
49		Mesa Laboratories, Inc	12,489
199	*	ModivCare, Inc	22,963
1,021	*	Molina Healthcare, Inc	340,595
4,354	*,e	Multiplan Corp	20,377
957	*,e	NantHealth, Inc	721
173		National Healthcare Corp	12,150
208		National Research Corp	8,247
500	*	Natus Medical, Inc	13,140
2,042	*	Neogen Corp	62,975
444	*	Neuronetics, Inc	1,345
105	*,e	NeuroPace, Inc	862
613	*	Nevro Corp	44,338
818	*	NextGen Healthcare, Inc	17,104
1,767	*	Novocure Ltd	146,396
959	*	NuVasive, Inc	54,375
1,717	*	Oak Street Health, Inc	46,153
758	*	Omnicell, Inc	98,153
2,231	*	Ontrak, Inc	5,053
366	*	OptimizeRx Corp	13,802
2,403	*	Option Care Health, Inc	68,630
1,144	*	OraSure Technologies, Inc	7,756
1,546	*	Ortho Clinical Diagnostics Holdings plc	28,848
267	*	Orthofix Medical Inc	8,731
333	*	OrthoPediatrics Corp	17,979
742	*	Outset Medical, Inc	33,687
1,223		Owens & Minor, Inc	53,836
1,530		Patterson Cos, Inc	49,526
1,340	*,e	PAVmed, Inc	1,769
524	*	Pennant Group, Inc	9,762
597	*	Penumbra, Inc	132,612
419	*	PetIQ, Inc	10,224
771	*	Phreesia, Inc	20,324
2,070		Premier, Inc	73,671
226	*	Privia Health Group, Inc	6,041
1,032	*	Progyny, Inc	53,045
398	*	Pulmonx Corp	9,874
245	*,e	Pulse Biosciences, Inc	1,191
2,123		Quest Diagnostics, Inc	290,554
665	*	Quidel Corp	74,786
6,754	*	Quotient Ltd	8,105
2,103	*	R1 RCM, Inc	56,276
689	*	RadNet, Inc	15,413
2,507		Resmed, Inc	607,973
379	*,e	Retractable Technologies, Inc	1,800
771	*	Schrodinger, Inc	26,307
496	*	SeaSpine Holdings Corp	6,031
1,678		Select Medical Holdings Corp	40,255
7,206	*,e	Senseonics Holdings, Inc	14,196
406	*	Sharps Compliance Corp	2,395
594	*	Shockwave Medical Inc	123,172
442	*	SI-BONE, Inc	9,989

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,519	*	Sientra, Inc	$3,372
106	*	Sight Sciences, Inc	1,225
937	*	Signify Health, Inc	17,007
548	*	Silk Road Medical Inc	22,627
227		Simulations Plus, Inc	11,572
948	*	SOC Telemed, Inc	2,834
793	*	Staar Surgical Co	63,369
772	*	Stereotaxis, Inc	2,880
1,501		STERIS plc	362,897
6,017		Stryker Corp	1,608,645
509	*	Surgery Partners, Inc	28,020
300	*	SurModics, Inc	13,599
363	*	Tabula Rasa HealthCare, Inc	2,091
280	*	Tactile Systems Technology, Inc	5,645
416	*	Talis Biomedical Corp	587
1,069	*	Tandem Diabetes Care, Inc	124,314
2,553	*,e	Teladoc, Inc	184,148
818		Teleflex, Inc	290,251
1,754	*	Tenet Healthcare Corp	150,774
668	*	Tivity Health, Inc	21,490
436	*	Transmedics Group, Inc	11,746
86	*	Treace Medical Concepts, Inc	1,626
16,134		UnitedHealth Group, Inc	8,227,856
1,309		Universal Health Services, Inc (Class B)	189,740
187		US Physical Therapy, Inc	18,597
80		Utah Medical Products, Inc	7,189
344	*,e	Vapotherm, Inc	4,782
587	*	Varex Imaging Corp	12,497
2,386	*	Veeva Systems, Inc	506,930
615	*	Viemed Healthcare, Inc	3,063
2,186	*	ViewRay, Inc	8,569
3,636		Zimmer Biomet Holdings, Inc	465,044
363	*	Zimvie, Inc	8,291
374	e	Zynex Inc	2,330
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	45,585,309
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
1,194	*	Beauty Health Co	20,155
2,141	*	BellRing Brands, Inc	49,414
160	*	Central Garden & Pet Co	7,034
580	*	Central Garden and Pet Co (Class A)	23,652
4,374		Church & Dwight Co, Inc	434,688
2,176		Clorox Co	302,529
14,194		Colgate-Palmolive Co	1,076,331
5,109	*	Coty, Inc	45,930
893		Edgewell Personal Care Co	32,746
620	*	elf Beauty, Inc	16,015
1,154		Energizer Holdings, Inc	35,497
3,958		Estee Lauder Cos (Class A)	1,077,842
1,810	*	Herbalife Nutrition Ltd	54,952
1,244	*	Honest Co, Inc	6,481
253		Inter Parfums, Inc	22,277
5,851		Kimberly-Clark Corp	720,609
188		Medifast, Inc	32,107
140	*	Nature's Sunshine Products, Inc	2,355
2,817	*	NewAge, Inc	1,637
938		Nu Skin Enterprises, Inc (Class A)	44,911
80		Oil-Dri Corp of America	2,292
387	*	Olaplex Holdings, Inc	6,049
41,317		Procter & Gamble Co	6,313,238
185	*	Revlon, Inc (Class A)	1,493
871		Reynolds Consumer Products, Inc	25,555
775		Spectrum Brands Holdings, Inc	68,758
180	*	USANA Health Sciences, Inc	14,301
909	*	Veru, Inc	4,390

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
266		WD-40 Co	$48,739
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,491,977
INSURANCE - 2.2%
10,776		Aflac, Inc	693,867
243	*	Alleghany Corp	205,821
4,895		Allstate Corp	678,006
699	*	AMBAC Financial Group, Inc	7,270
1,557		American Equity Investment Life Holding Co	62,140
1,232		American Financial Group, Inc	179,404
14,436		American International Group, Inc	906,148
98		American National Group, Inc	18,531
299		Amerisafe, Inc	14,851
3,709		Aon plc	1,207,762
6,094	*	Arch Capital Group Ltd	295,072
509		Argo Group International Holdings Ltd	21,012
3,361		Arthur J. Gallagher & Co	586,831
1,059		Assurant, Inc	192,558
1,346		Assured Guaranty Ltd	85,686
1,509		Axis Capital Holdings Ltd	91,249
4,258	*,e	Bright Health Group, Inc	8,218
1,632	*	Brighthouse Financial, Inc	84,309
4,148		Brown & Brown, Inc	299,776
696	*	BRP Group, Inc	18,674
7,324		Chubb Ltd	1,566,604
2,630		Cincinnati Financial Corp	357,575
712	*	Citizens, Inc (Class A)	3,019
261		CNA Financial Corp	12,690
1,716		Conseco, Inc	43,054
143		Donegal Group, Inc (Class A)	1,918
494	*	eHealth, Inc	6,131
488		Employers Holdings, Inc	20,018
247	*	Enstar Group Ltd	64,504
436		Erie Indemnity Co (Class A)	76,793
667		Everest Re Group Ltd	201,020
4,737		Fidelity National Financial Inc	231,355
1,893		First American Financial Corp	122,704
8,098	*	Genworth Financial, Inc (Class A)	30,610
1,709		Globe Life, Inc	171,925
727	*,e	GoHealth, Inc	858
286		Goosehead Insurance, Inc	22,471
463	*	Greenlight Capital Re Ltd (Class A)	3,273
724		Hanover Insurance Group, Inc	108,253
5,705		Hartford Financial Services Group, Inc	409,676
121		HCI Group, Inc	8,250
362		Heritage Insurance Holdings, Inc	2,585
637		Horace Mann Educators Corp	26,646
23		Investors Title Co	4,674
648		James River Group Holdings Ltd	16,032
1,193		Kemper Corp	67,452
347		Kinsale Capital Group, Inc	79,123
657	*,e	Lemonade, Inc	17,325
3,389		Lincoln National Corp	221,505
3,801		Loews Corp	246,381
1,108	*	Maiden Holdings Ltd	2,670
235	*	Markel Corp	346,681
8,766		Marsh & McLennan Cos, Inc	1,493,902
1,532	*	MBIA, Inc	23,577
429		Mercury General Corp	23,595
11,964		Metlife, Inc	840,830
563	*	MetroMile, Inc	743
35		National Western Life Group, Inc	7,364
158	*	NI Holdings, Inc	2,680
5,185		Old Republic International Corp	134,136
391	*	Palomar Holdings, Inc	25,020

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
727		Primerica, Inc	$99,468
4,803		Principal Financial Group	352,588
820		ProAssurance Corp	22,042
9,987		Progressive Corp	1,138,418
6,732		Prudential Financial, Inc	795,520
1,153		Reinsurance Group of America, Inc (Class A)	126,207
834		RenaissanceRe Holdings Ltd	132,197
600		RLI Corp	66,378
227		Safety Insurance Group, Inc	20,623
1,030		Selective Insurance Group, Inc	92,041
2,285	*	Selectquote, Inc	6,375
1,153	*	SiriusPoint Ltd	8,624
351		Stewart Information Services Corp	21,274
433		Tiptree Inc	5,564
4,180		Travelers Cos, Inc	763,811
236	*	Trean Insurance Group, Inc	1,107
628	*	Trupanion, Inc	55,967
338		United Fire Group Inc	10,502
255		United Insurance Holdings Corp	844
503		Universal Insurance Holdings, Inc	6,785
3,600		Unum Group	113,436
3,707		W.R. Berkley Corp	246,816
56		White Mountains Insurance Group Ltd	63,629
2,047		Willis Towers Watson plc	483,542
		TOTAL INSURANCE	17,336,565
MATERIALS - 2.5%
461		AdvanSix, Inc	23,552
3,809		Air Products & Chemicals, Inc	951,907
2,036		Albemarle Corp	450,261
3,014		Alcoa Corp	271,350
2,222	*	Allegheny Technologies, Inc	59,638
26,906		Amcor plc	304,845
429		American Vanguard Corp	8,717
2,855	*	Amyris, Inc	12,448
1,121		Aptargroup, Inc	131,717
1,763	*	Arconic Corp	45,168
271	†	Ardagh Group S.A.	5,508
1,132	*	Ardagh Metal Packaging S.A.	9,203
1,015		Ashland Global Holdings, Inc	99,886
340	*	Aspen Aerogels, Inc	11,723
1,462		Avery Dennison Corp	254,344
1,490		Avient Corp	71,520
3,718	*	Axalta Coating Systems Ltd	91,388
605		Balchem Corp	82,703
5,614		Ball Corp	505,260
2,289	*	Berry Global Group, Inc	132,670
953		Cabot Corp	65,195
799		Carpenter Technology Corp	33,542
1,854		Celanese Corp (Series A)	264,881
831	*	Century Aluminum Co	21,864
3,521		CF Industries Holdings, Inc	362,874
111		Chase Corp	9,647
2,911		Chemours Co	91,638
261	*	Clearwater Paper Corp	7,316
7,702	*	Cleveland-Cliffs, Inc	248,081
4,597	*	Coeur Mining, Inc	20,457
1,801		Commercial Metals Co	74,958
532		Compass Minerals International, Inc	33,404
1,802	*	Constellium SE	32,436
12,399		Corteva, Inc	712,695
2,206		Crown Holdings, Inc	275,949
1,148	*,e	Danimer Scientific, Inc	6,727
987	*	Diversey Holdings Ltd	7,472
12,887		Dow, Inc	821,160

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
9,072		DuPont de Nemours, Inc	$667,518
734		Eagle Materials, Inc	94,216
2,397		Eastman Chemical Co	268,608
4,289		Ecolab, Inc	757,266
3,499		Element Solutions, Inc	76,628
1,255	*	Ferro Corp	27,284
1,000	*,†	Ferroglobe plc	0
2,262		FMC Corp	297,611
24,935		Freeport-McMoRan, Inc (Class B)	1,240,267
400		FutureFuel Corp	3,892
537	*	Gatos Silver, Inc	2,320
396	*	GCP Applied Technologies, Inc	12,442
658		Glatfelter Corp	8,146
4,828		Graphic Packaging Holding Co	96,753
395		Greif, Inc (Class A)	25,699
87		Greif, Inc (Class B)	5,547
784		H.B. Fuller Co	51,799
284		Hawkins, Inc	13,036
193		Haynes International, Inc	8,222
9,435		Hecla Mining Co	61,988
3,508		Huntsman Corp	131,585
749	*	Ingevity Corp	47,988
373		Innospec, Inc	34,521
4,277		International Flavors & Fragrances, Inc	561,698
6,818		International Paper Co	314,651
149	*	Intrepid Potash, Inc	12,239
261		Kaiser Aluminum Corp	24,576
315		Koppers Holdings, Inc	8,669
357		Kronos Worldwide, Inc	5,541
2,677	*	Livent Corp	69,789
1,710		Louisiana-Pacific Corp	106,225
4,456		LyondellBasell Industries NV	458,166
2,371	*	Marrone Bio Innovations, Inc	2,561
1,074		Martin Marietta Materials, Inc	413,372
300		Materion Corp	25,722
741		Minerals Technologies, Inc	49,017
6,067		Mosaic Co	403,455
1,223	*,e	MP Materials Corp	70,127
371		Myers Industries, Inc	8,014
257		Neenah Inc	10,193
131		NewMarket Corp	42,494
13,897		Newmont Goldcorp Corp	1,104,117
3,868	*	Novagold Resources Inc	29,900
4,725		Nucor Corp	702,371
2,868	*	O-I Glass, Inc	37,800
2,510		Olin Corp	131,223
163		Olympic Steel, Inc	6,269
1,050		Orion Engineered Carbons SA	16,768
1,669		Packaging Corp of America	260,548
499		Pactiv Evergreen, Inc	5,020
593	*	Perpetua Resources Corp	2,431
632	*	PolyMet Mining Corp	2,648
4,093		PPG Industries, Inc	536,470
868		PQ Group Holdings, Inc	10,034
455	*,e	PureCycle Technologies, Inc	3,640
201		Quaker Chemical Corp	34,735
564	*	Ranpak Holdings Corp	11,523
877	*	Rayonier Advanced Materials, Inc	5,762
1,096		Reliance Steel & Aluminum Co	200,952
1,158		Royal Gold, Inc	163,602
2,211		RPM International, Inc	180,064
272		Ryerson Holding Corp	9,525
421		Schnitzer Steel Industries, Inc (Class A)	21,867
670		Schweitzer-Mauduit International, Inc	18,425
716		Scotts Miracle-Gro Co (Class A)	88,039

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,697		Sealed Air Corp	$180,591
804		Sensient Technologies Corp	67,496
4,129		Sherwin-Williams Co	1,030,681
1,204		Silgan Holdings, Inc	55,661
1,617		Sonoco Products Co	101,160
1,339		Southern Copper Corp	101,630
3,510		Steel Dynamics, Inc	292,839
410		Stepan Co	40,512
1,996	*	Summit Materials, Inc	61,996
1,010		SunCoke Energy, Inc	8,999
619	*	Sylvamo Corp	20,600
717	*	TimkenSteel Corp	15,688
394		Tredegar Corp	4,724
716		Trimas Corp	22,976
733		Trinseo plc	35,125
1,767		Tronox Holdings plc	34,969
159	*	UFP Technologies, Inc	10,521
30		United States Lime & Minerals, Inc	3,481
4,509		United States Steel Corp	170,170
3,271		Valvoline, Inc	103,233
2,283		Vulcan Materials Co	419,387
441		Warrior Met Coal, Inc	16,366
559		Westlake Chemical Corp	68,981
4,647		WestRock Co	218,548
702		Worthington Industries, Inc	36,090
		TOTAL MATERIALS	19,840,106
MEDIA & ENTERTAINMENT - 7.3%
13,252		Activision Blizzard, Inc	1,061,618
988	*	Advantage Solutions, Inc	6,303
5,170	*	Alphabet, Inc (Class A)	14,379,580
4,764	*	Alphabet, Inc (Class C)	13,305,804
3,867	*	Altice USA, Inc	48,260
8,836	*,e	AMC Entertainment Holdings, Inc	217,719
543	*	AMC Networks, Inc	22,062
380	*	Boston Omaha Corp	9,641
89		Cable One, Inc	130,317
544	*	Cardlytics, Inc	29,909
1,488	*	Cargurus, Inc	63,180
1,131	*	Cars.com, Inc	16,320
2,082	*	Charter Communications, Inc	1,135,773
223	*,e	Chicken Soup For The Soul Entertainment, Inc	1,782
2,021	*	Cinemark Holdings, Inc	34,923
6,287	*	Clear Channel	21,753
77,638		Comcast Corp (Class A)	3,635,011
1,359	*	comScore, Inc	3,955
478	*	CuriosityStream, Inc	1,386
17	*	Daily Journal Corp	5,304
2,851	*	Discovery, Inc (Class A)	71,047
5,535	*	Discovery, Inc (Class C)	138,209
4,043	*	DISH Network Corp (Class A)	127,961
4,882		Electronic Arts, Inc	617,622
235	*	Emerald Holding, Inc	799
2,184	*	Entercom Communications Corp	6,312
1,005		Entravision Communications Corp (Class A)	6,442
1,205	*	Eventbrite Inc	17,798
249	*	EverQuote Inc	4,029
916	*	EW Scripps Co (Class A)	19,044
1,809	*	Fluent, Inc	3,763
5,682		Fox Corp (Class A)	224,155
2,830		Fox Corp (Class B)	102,672
2,993	*	fuboTV, Inc	19,664
2,328	*	Gannett Co, Inc	10,499
1,547		Gray Television, Inc	34,142
248	*	Hemisphere Media Group, Inc	1,133

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,354	*	IAC	$135,779
1,779	*	iHeartMedia, Inc	33,676
902	*	Imax Corp	17,075
6,397		Interpublic Group of Cos, Inc	226,774
693		John Wiley & Sons, Inc (Class A)	36,750
170	*	Liberty Braves Group (Class A)	4,893
525	*	Liberty Braves Group (Class C)	14,653
471	*	Liberty Broadband Corp (Class A)	61,729
2,522	*	Liberty Broadband Corp (Class C)	341,277
398	*	Liberty Media Group (Class A)	25,126
3,453	*	Liberty Media Group (Class C)	241,158
1,463		Liberty SiriusXM Group (Class A)	66,874
2,909	*	Liberty SiriusXM Group (Class C)	133,029
1,108	*	Liberty TripAdvisor Holdings, Inc	2,271
786	*	Lions Gate Entertainment Corp (Class A)	12,773
1,776	*	Lions Gate Entertainment Corp (Class B)	26,693
2,349	*	Live Nation, Inc	276,336
1,119	*	LiveOne, Inc	913
331	*	Loyalty Ventures, Inc	5,471
336	*	Madison Square Garden Co	60,265
496	*	Madison Square Garden Entertainment Corp	41,322
2,210	*	Magnite, Inc	29,194
294	*,e	Marcus Corp	5,204
4,704	*	Match Group, Inc	511,513
329	*	MediaAlpha, Inc	5,445
39,700	*	Meta Platforms, Inc	8,827,692
970		National CineMedia, Inc	2,464
7,404	*	Netflix, Inc	2,773,464
2,867		New York Times Co (Class A)	131,423
6,379		News Corp (Class A)	141,295
1,884		News Corp (Class B)	42,428
706		Nexstar Media Group Inc	133,067
3,500		Omnicom Group, Inc	297,080
9,478	*	Pinterest, Inc	233,254
1,555	*	Playtika Holding Corp	30,058
1,085	*	QuinStreet, Inc	12,586
1,990	*	Roku, Inc	249,287
438		Scholastic Corp	17,643
1,071		Sinclair Broadcast Group, Inc (Class A)	30,009
16,255	e	Sirius XM Holdings, Inc	107,608
6,587	*	Skillz, Inc	19,761
2,335	*	Spotify Technology S.A.	352,632
1,314	*	Stagwell, Inc	9,513
2,011	*	Take-Two Interactive Software, Inc	309,171
378	*	TechTarget, Inc	30,724
4,056		TEGNA, Inc	90,854
96	*	Thryv Holdings, Inc	2,700
1,758	*	TripAdvisor, Inc	47,677
1,632	*	TrueCar, Inc	6,446
13,541	*	Twitter, Inc	523,901
89	e	ViacomCBS, Inc (Class A)	3,596
9,969		ViacomCBS, Inc (Class B)	376,928
2,350	*	Vimeo, Inc	27,918
31,224	*	Walt Disney Co	4,282,684
736	*	WideOpenWest, Inc	12,836
825		World Wrestling Entertainment, Inc (Class A)	51,513
1,209	*	Yelp, Inc	41,239
795	*	Ziff Davis Inc	76,940
16,643	*	Zynga, Inc	153,781
		TOTAL MEDIA & ENTERTAINMENT	57,302,256
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
1,433	*	10X Genomics, Inc	109,008
381	*	2seventy bio, Inc	6,500
359	*	4D Molecular Therapeutics, Inc	5,428

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
194	*	89bio, Inc	$731
4,288	*	9 Meters Biopharma, Inc	2,570
30,228		AbbVie, Inc	4,900,261
926	*	Absci Corp	7,806
2,077	*	Acadia Pharmaceuticals, Inc	50,305
724	*,e	Aclaris Therapeutics, Inc	12,482
316	*	Adagio Therapeutics, Inc	1,441
1,866	*	Adaptive Biotechnologies Corp	25,900
441	*,e	Adicet Bio, Inc	8,807
1,303	*,e	Adverum Biotechnologies, Inc	1,707
1,425	*	Aeglea BioTherapeutics, Inc	3,278
702	*,e	Aerie Pharmaceuticals, Inc	6,388
190	*	Aerovate Therapeutics, Inc	3,483
1,962	*	Affimed NV	8,574
3,353	*	Agenus, Inc	8,248
5,321		Agilent Technologies, Inc	704,128
1,081	*	Agios Pharmaceuticals, Inc	31,468
423	*	Akero Therapeutics, Inc	6,002
504	*	Akouos, Inc	2,394
144	*	Akoya Biosciences, Inc	1,583
275	*	Albireo Pharma, Inc	8,203
834	*	Aldeyra Therapeutics, Inc	3,707
1,021	*	Alector, Inc	14,549
346	*	Aligos Therapeutics, Inc	744
2,871	*	Alkermes plc	75,536
573	*	Allakos, Inc	3,266
1,075	*	Allogene Therapeutics, Inc	9,793
492	*	Allovir, Inc	3,321
2,045	*	Alnylam Pharmaceuticals, Inc	333,928
260	*,e	Alpine Immune Sciences, Inc	2,332
603	*	Altimmune, Inc	3,672
308	*	ALX Oncology Holdings, Inc	5,205
9,642		Amgen, Inc	2,331,628
4,499	*	Amicus Therapeutics, Inc	42,606
2,013	*	Amneal Pharmaceuticals, Inc	8,394
552	*	Amphastar Pharmaceuticals, Inc	19,817
3,352	*,e	Ampio Pharmaceuticals, Inc	1,575
305	*	AnaptysBio, Inc	7,546
1,126	*	Anavex Life Sciences Corp	13,861
427	*,e	Angion Biomedica Corp	905
121	*	ANI Pharmaceuticals, Inc	3,401
216	*	Anika Therapeutics, Inc	5,424
532	*	Annexon, Inc	1,452
2,249	*	Antares Pharma, Inc	9,221
1,139	*	Apellis Pharmaceuticals, Inc	57,873
432	*	Applied Molecular Transport, Inc	3,249
349	*	Applied Therapeutics, Inc	736
953	*	AquaBounty Technologies, Inc	1,782
1,513	*,e	Arbutus Biopharma Corp	4,509
365	*	Arcturus Therapeutics Holdings, Inc	9,840
799	*	Arcus Biosciences, Inc	25,216
453	*	Arcutis Biotherapeutics, Inc	8,725
1,294	*,e	Ardelyx, Inc	1,385
1,723	*	Arrowhead Pharmaceuticals Inc	79,241
739	*	Arvinas, Inc	49,735
1,368	*	Atara Biotherapeutics, Inc	12,709
1,067	*	Atea Pharmaceuticals, Inc	7,704
1,288	*	Athenex, Inc	1,068
3,715	*,e	Athersys, Inc	2,249
550	*	Athira Pharma, Inc	7,425
2,104	*,e	Atossa Therapeutics, Inc	2,630
621	*	Atreca, Inc	1,969
1,640	*	Avalo Therapeutics, Inc	1,189
9,711	*	Avantor, Inc	328,426
989	*	Avid Bioservices, Inc	20,146

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
685	*	Avidity Biosciences, Inc	$12,652
421	*,e	Avita Medical, Inc	3,570
621	*	Avrobio, Inc	820
493	*	Axsome Therapeutics, Inc	20,405
847	*	Beam Therapeutics, Inc	48,533
793	*	Berkeley Lights, Inc	5,638
459	*,e	Beyondspring Inc	1,010
201	*	BioAtla, Inc	1,005
2,996	*	BioCryst Pharmaceuticals, Inc	48,715
2,573	*	Biogen, Inc	541,874
909	*	Biohaven Pharmaceutical Holding Co Ltd	107,780
3,224	*	BioMarin Pharmaceutical, Inc	248,570
178	*	Biomea Fusion, Inc	794
4,860	*,e	Bionano Genomics, Inc	12,539
379	*	Bio-Rad Laboratories, Inc (Class A)	213,464
657		Bio-Techne Corp	284,507
830	*,e	Bioxcel Therapeutics Inc	17,355
397	*	Black Diamond Therapeutics, Inc	1,100
1,143	*	Bluebird Bio, Inc	5,544
957	*	Blueprint Medicines Corp	61,133
220	*	Bolt Biotherapeutics, Inc	603
1,858	*	Bridgebio Pharma, Inc	18,859
37,662		Bristol-Myers Squibb Co	2,750,456
2,908	*	Brooklyn ImmunoTherapeutics, Inc	5,961
1,641		Bruker BioSciences Corp	105,516
647	*	C4 Therapeutics, Inc	15,696
679	*	Cara Therapeutics, Inc	8,250
667	*	Cardiff Oncology, Inc	1,654
831	*	CareDx, Inc	30,739
291	*	Caribou Biosciences, Inc	2,671
656	*	Cassava Sciences, Inc	24,364
2,822	*	Catalent, Inc	312,960
2,895	*	Catalyst Pharmaceuticals, Inc	24,000
154	*,e	Celcuity, Inc	1,440
777	*	Celldex Therapeutics, Inc	26,465
636	*	CEL-SCI Corp	2,500
172	*	Century Therapeutics, Inc	2,166
631	*	Cerevel Therapeutics Holdings, Inc	22,091
837	*	Charles River Laboratories International, Inc	237,683
823	*	ChemoCentryx, Inc	20,633
1,268	*	Chimerix, Inc	5,807
854	*	Chinook Therapeutics, Inc	13,971
1,076	*	ChromaDex Corp	2,647
2,060	*,e	Citius Pharmaceuticals, Inc	3,687
423	*,e	Clene, Inc	1,667
6,203	*,e	Clovis Oncology, Inc	12,530
970	*	Codexis, Inc	20,001
280	*	Codiak Biosciences, Inc	1,756
654	*	Cogent Biosciences, Inc	4,898
1,104	*	Coherus Biosciences, Inc	14,253
773	*	Collegium Pharmaceutical, Inc	15,738
1,983	*	Corcept Therapeutics, Inc	44,657
1,038	*,e	CorMedix Inc	5,688
410	*,e	Cortexyme Inc	2,538
605	*	Crinetics Pharmaceuticals, Inc	13,280
707	*	Cue Biopharma, Inc	3,450
427	*	Cullinan Oncology, Inc	4,471
904	*,e	CureVac NV	17,727
1,483	*	Curis, Inc	3,530
1,534	*	Cymabay Therapeutics, Inc	4,771
146	*,e	Cyteir Therapeutics, Inc	550
202	*	Cytek Biosciences, Inc	2,178
1,303	*	Cytokinetics, Inc	47,963
1,181	*	CytomX Therapeutics, Inc	3,153
10,967		Danaher Corp	3,216,950

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
169	*,e	Day One Biopharmaceuticals, Inc	$1,676
610	*	Deciphera Pharmaceuticals, Inc	5,655
1,553	*	Denali Therapeutics, Inc	49,960
1,142	*,e	DermTech, Inc	16,765
203	*	Design Therapeutics, Inc	3,278
3,554	*	Durect Corp	2,381
1,710	*	Dynavax Technologies Corp	18,536
549	*	Dyne Therapeutics, Inc	5,292
122	*	Eagle Pharmaceuticals, Inc	6,038
135	*,e	Edgewise Therapeutics, Inc	1,310
1,182	*	Editas Medicine, Inc	22,482
426	*	Eiger BioPharmaceuticals, Inc	3,536
7,744	*	Elanco Animal Health, Inc	202,041
14,613		Eli Lilly & Co	4,184,725
788	*	Emergent Biosolutions, Inc	32,355
232	*	Enanta Pharmaceuticals, Inc	16,514
1,795	*	Epizyme, Inc	2,064
297	*,e	Erasca, Inc	2,554
495	*,e	Esperion Thereapeutics, Inc	2,297
2,030	*,e	Evelo Biosciences, Inc	6,882
533	*	Evolus, Inc	5,980
2,917	*	Exact Sciences Corp	203,957
303	*	Exagen, Inc	2,433
5,221	*	Exelixis, Inc	118,360
468	*,e	EyePoint Pharmaceuticals, Inc	5,686
1,343	*	Fate Therapeutics, Inc	52,068
1,457	*	FibroGen, Inc	17,513
152	*	Finch Therapeutics Group, Inc	765
1,214	*,e	Fluidigm Corp	4,358
410	*	Foghorn Therapeutics, Inc	6,244
588	*	Forma Therapeutics Holdings, Inc	5,468
204	*	Forte Biosciences, Inc	298
2,167	*	Fortress Biotech, Inc	2,947
708	*	Frequency Therapeutics, Inc	1,501
532	*	Fulcrum Therapeutics, Inc	12,582
626	*,e	G1 Therapeutics, Inc	4,758
436	*	Gemini Therapeutics, Inc	606
744	*	Generation Bio Co	5,461
6,579	*,e	Geron Corp	8,947
21,416		Gilead Sciences, Inc	1,273,181
1,063	*	Global Blood Therapeutics, Inc	36,822
1,085	*	Gossamer Bio, Inc	9,418
266	*	Graphite Bio, Inc	1,357
73	*	Greenwich Lifesciences, Inc	1,432
815	*	Gritstone Oncology, Inc	3,358
453	*	GT Biopharma, Inc	1,305
2,341	*	Halozyme Therapeutics, Inc	93,359
321	*	Harmony Biosciences Holdings, Inc	15,617
2,017	*	Harpoon Therapeutics, Inc	10,025
676	*	Harvard Bioscience, Inc	4,198
1,529	*	Heron Therapeutics, Inc	8,746
600	*	Homology Medicines, Inc	1,824
354	*	Hookipa Pharma, Inc	807
3,662	*	Horizon Therapeutics Plc	385,279
3,674	*	Humanigen, Inc	11,059
3,929	*,e	iBio, Inc	1,682
205	*	Icosavax, Inc	1,443
482	*	Ideaya Biosciences, Inc	5,394
125	*	IGM Biosciences, Inc	3,341
148	*	Ikena Oncology, Inc	903
2,533	*	Illumina, Inc	885,030
168	*	Imago Biosciences, Inc	3,237
135	*	Immuneering Corp	873
412	*	Immunic, Inc	4,656
3,232	*	ImmunityBio, Inc	18,132

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
3,250	*	Immunogen, Inc	$15,470
609	*	Immunovant, Inc	3,356
3,290	*	Incyte Corp	261,292
1,688	*	Infinity Pharmaceuticals, Inc	1,924
477	*	Inhibrx, Inc	10,628
1,186	*	Innoviva, Inc	22,949
232	*	Inotiv, Inc	6,074
3,572	*,e	Inovio Pharmaceuticals, Inc	12,823
326	*,e	Inozyme Pharma, Inc	1,333
1,788	*	Insmed, Inc	42,018
313	*	Instil Bio, Inc	3,365
1,173	*	Intellia Therapeutics, Inc	85,242
554	*,e	Intercept Pharmaceuticals, Inc	9,014
1,142	*	Intra-Cellular Therapies, Inc	69,879
2,335	*	Ionis Pharmaceuticals, Inc	86,488
2,420	*	Iovance Biotherapeutics, Inc	40,293
3,321	*	IQVIA Holdings, Inc	767,848
2,735	*	Ironwood Pharmaceuticals, Inc	34,406
343	*	iTeos Therapeutics, Inc	11,038
1,613	*	IVERIC bio, Inc	27,147
205	*	Janux Therapeutics, Inc	2,940
1,000	*	Jazz Pharmaceuticals plc	155,670
45,212		Johnson & Johnson	8,012,923
745	*	Jounce Therapeutics, Inc	5,059
9,432	*,e	Kala Pharmaceuticals, Inc	13,016
420	*,e	Kaleido Biosciences Inc	693
390	*	KalVista Pharmaceuticals Inc	5,749
364	*	Karuna Therapeutics, Inc	46,152
1,306	*	Karyopharm Therapeutics, Inc	9,625
505	*,e	KemPharm, Inc	2,540
226	*	Keros Therapeutics, Inc	12,290
1,049	*	Kezar Life Sciences, Inc	17,434
561	*	Kiniksa Pharmaceuticals Ltd	5,576
421	*	Kinnate Biopharma, Inc	4,740
557	*	Kodiak Sciences, Inc	4,300
693	*	Kronos Bio, Inc	5,010
313	*	Krystal Biotech Inc	20,827
1,038	*	Kura Oncology, Inc	16,691
584	*	Kymera Therapeutics, Inc	24,715
1,227	*	Lexicon Pharmaceuticals, Inc	2,564
305	*	Ligand Pharmaceuticals, Inc (Class B)	34,309
2,254	*,e	Lineage Cell Therapeutics, Inc	3,471
260	*,e	Lyell Immunopharma, Inc	1,313
985	*	MacroGenics, Inc	8,678
152	*	Madrigal Pharmaceuticals, Inc	14,914
395	*	Magenta Therapeutics, Inc	1,146
4,140	*,e	MannKind Corp	15,235
1,760	*	Maravai LifeSciences Holdings, Inc	62,075
693	*,e	Marinus Pharmaceuticals, Inc	6,480
1,600	*	MaxCyte, Inc	11,184
535	*	Medpace Holdings, Inc	87,521
1,875	*	MEI Pharma, Inc	1,130
520	*	MeiraGTx Holdings plc	7,202
43,664		Merck & Co, Inc	3,582,631
1,159	*	Mersana Therapeutics, Inc	4,624
386	*	Mettler-Toledo International, Inc	530,051
1,942	*	MiMedx Group, Inc	9,147
5,436	*,e	Mind Medicine MindMed, Inc	6,034
707	*	Mirati Therapeutics, Inc	58,130
5,848	*	Moderna, Inc	1,007,376
512	*	Molecular Templates, Inc	1,766
176	*,e	Monte Rosa Therapeutics, Inc	2,468
337	*	Morphic Holding, Inc	13,531
2,333	*	Mustang Bio, Inc	2,356
1,296	*	Myriad Genetics, Inc	32,659

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
771	*	NanoString Technologies, Inc	$26,792
1,394	*	Natera, Inc	56,708
3,021	*	Nektar Therapeutics	16,283
1,811	*	NeoGenomics, Inc	22,004
3,023	*	Neoleukin Therapeutics, Inc	5,683
1,620	*	Neurocrine Biosciences, Inc	151,875
182	*	NexImmune, Inc	766
443	*	NGM Biopharmaceuticals Inc	6,756
341	*,e	Nkarta, Inc	3,881
1,338	*	Novavax, Inc	98,544
559	*	Nurix Therapeutics, Inc	7,832
160	*,e	Nuvalent, Inc	2,222
2,669	*,e	Nuvation Bio, Inc	14,039
3,201	*,e	Ocugen, Inc	10,563
1,191	*	Ocular Therapeutix, Inc	5,895
419	*	Olema Pharmaceuticals, Inc	1,785
1,043	*,e	Omeros Corp	6,268
2,006	*	Oncocyte Corp	2,989
387	*	Oncorus, Inc	689
904	*	Oncternal Therapeutics, Inc	1,257
6,424	*	Opko Health, Inc	22,099
1,278	*	Oramed Pharmaceuticals, Inc	11,055
674	*	Organogenesis Holdings Inc	5,136
4,453		Organon & Co	155,543
574	*	ORIC Pharmaceuticals, Inc	3,065
1,649	*,e	Outlook Therapeutics, Inc	2,935
230	*,e	Oyster Point Pharma, Inc	2,677
3,298	*	Pacific Biosciences of California, Inc	30,012
609	*	Pacira BioSciences Inc	46,479
916	*	Paratek Pharmaceuticals, Inc	2,721
656	*	Passage Bio, Inc	2,034
2,112		PerkinElmer, Inc	368,460
2,396		Perrigo Co plc	92,078
1,548	*	Personalis, Inc	12,678
96,077		Pfizer, Inc	4,973,906
326	*	Phathom Pharmaceuticals, Inc	4,437
293		Phibro Animal Health Corp	5,845
395	*,e	Pliant Therapeutics, Inc	2,769
437	*,e	PMV Pharmaceuticals, Inc	9,098
74	*	Portage Biotech, Inc	486
578	*	Poseida Therapeutics, Inc	2,589
590	*	Praxis Precision Medicines, Inc	6,024
1,712	*	Precigen, Inc	3,612
851	*	Precision BioSciences Inc	2,621
1,021	*,e	Prelude Therapeutics, Inc	7,045
817	*	Prestige Consumer Healthcare, Inc.	43,252
1,110	*,†	Progenics Pharmaceuticals, Inc	0
191	*	Prometheus Biosciences, Inc	7,212
709	*	Protagonist Therapeutics, Inc	16,789
594	*	Prothena Corp plc	21,723
1,036	*,e	Provention Bio, Inc	7,584
1,091	*	PTC Therapeutics, Inc	40,705
453	*	Puma Biotechnology, Inc	1,305
3,971	*	QIAGEN NV	194,579
537	*	Quanterix Corp	15,675
784	*	Radius Health, Inc	6,923
303	*	RAPT Therapeutics, Inc	6,663
446	*	Reata Pharmaceuticals, Inc	14,611
1,931	*	Recursion Pharmaceuticals, Inc	13,826
1,749	*	Regeneron Pharmaceuticals, Inc	1,221,537
696	*	REGENXBIO, Inc	23,100
1,008	*	Relay Therapeutics, Inc	30,169
249	*	Relmada Therapeutics, Inc	6,721
918	*	Repligen Corp	172,667
560	*	Replimune Group, Inc	9,509

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,100	*	Revance Therapeutics, Inc	$21,450
1,022	*	REVOLUTION Medicines, Inc	26,071
729	*	Rhythm Pharmaceuticals, Inc	8,398
2,948	*	Rigel Pharmaceuticals, Inc	8,815
683	*	Rocket Pharmaceuticals, Inc	10,832
5,641		Royalty Pharma plc	219,773
851	*,e	Rubius Therapeutics, Inc	4,689
944	*	Sage Therapeutics, Inc	31,246
1,429	*	Sana Biotechnology, Inc	11,804
1,935	*	Sangamo Therapeutics Inc	11,242
1,328	*	Sarepta Therapeutics, Inc	103,743
544	*	Scholar Rock Holding Corp	7,012
2,252	*	Seagen, Inc	324,401
8,862	*	Seelos Therapeutics, Inc	7,425
688	*	Seer, Inc	10,485
2,170	*	Selecta Biosciences, Inc	2,669
196	*	Sensei Biotherapeutics, Inc	453
1,207	*	Seres Therapeutics, Inc	8,594
2,937	*,e	Sesen Bio, Inc	1,770
1,873	*	Shattuck Labs, Inc	7,979
842	*	SIGA Technologies, Inc	5,970
2,124	*	Silverback Therapeutics, Inc	7,455
625	*	Solid Biosciences, Inc	750
4,660	*	Sorrento Therapeutics, Inc	10,858
1,221	*	Sotera Health Co	26,447
10,692	*	Spectrum Pharmaceuticals, Inc	13,793
683	*	Spero Therapeutics, Inc	5,942
472	*	SpringWorks Therapeutics, Inc	26,640
221	*	Spruce Biosciences, Inc	444
498	*,e	SQZ Biotechnologies Co	2,395
311	*	Stoke Therapeutics, Inc	6,547
397	*,e	Summit Therapeutics, Inc	973
725	*	Supernus Pharmaceuticals, Inc	23,432
719	*	Surface Oncology, Inc	2,114
730	*	Sutro Biopharma, Inc	6,001
747	*	Syndax Pharmaceuticals, Inc	12,983
1,682	*	Syneos Health, Inc	136,158
1,268	*	Syros Pharmaceuticals, Inc	1,509
154	*	Talaris Therapeutics, Inc	1,515
131	*	Tarsus Pharmaceuticals, Inc	2,203
380	*,e	Taysha Gene Therapies, Inc	2,478
639	*	TCR2 Therapeutics Inc	1,764
222	*,e	Tenaya Therapeutics, Inc	2,615
152	*	Terns Pharmaceuticals, Inc	451
2,181	*	TG Therapeutics, Inc	20,741
7,039	*,e	TherapeuticsMD, Inc	2,675
806	*	Theravance Biopharma, Inc	7,705
6,756		Thermo Fisher Scientific, Inc	3,990,431
6,354	*	Tonix Pharmaceuticals Holding Corp	1,463
940	*	Travere Therapeutics, Inc	24,224
3,659	*,e	Trevena, Inc	2,012
777	*	Turning Point Therapeutics Inc	20,862
821	*	Twist Bioscience Corp	40,541
1,092	*	Ultragenyx Pharmaceutical, Inc	79,301
751	*	United Therapeutics Corp	134,737
496	*,e	UroGen Pharma Ltd	4,320
819	*	Vanda Pharmaceuticals, Inc	9,263
2,085	*	Vaxart Inc	10,508
676	*	Vaxcyte, Inc	16,325
3,113	*	VBI Vaccines, Inc	5,168
147	*	Vera Therapeutics, Inc	3,453
1,155	*	Veracyte, Inc	31,843
2,895	*	Verastem, Inc	4,082
796	*	Vericel Corp	30,423
295	*,e	Verrica Pharmaceuticals, Inc	2,392

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
4,342	*	Vertex Pharmaceuticals, Inc	$1,133,132
245	*	Verve Therapeutics, Inc	5,591
20,481		Viatris, Inc	222,833
1,907	*	Viking Therapeutics, Inc	5,721
1,462	*	Vincerx Pharma, Inc	5,848
1,020	*	Vir Biotechnology, Inc	26,234
638	*	Viracta Therapeutics, Inc	3,037
3,518	*	VistaGen Therapeutics, Inc	4,362
198	*	Vor BioPharma, Inc	1,196
1,074	*	Waters Corp	333,359
504	*	WaVe Life Sciences Ltd	1,008
150	*	Werewolf Therapeutics, Inc	660
1,289		West Pharmaceutical Services, Inc	529,405
344		XBiotech, Inc	2,972
962	*	Xencor, Inc	25,666
131	*,e	XOMA Corp	3,665
616	*	Y-mAbs Therapeutics, Inc	7,318
576	*	Zentalis Pharmaceuticals, Inc	26,577
3,757	*	ZIOPHARM Oncology, Inc	2,451
8,223		Zoetis, Inc	1,550,776
966	*	Zogenix, Inc	657
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	58,919,253
REAL ESTATE - 3.5%
1,300		Acadia Realty Trust	28,171
848		Agree Realty Corp	56,273
1,021		Alexander & Baldwin, Inc	23,677
57		Alexander's, Inc	14,605
2,778		Alexandria Real Estate Equities, Inc	559,072
714		American Assets Trust, Inc	27,053
2,413		American Campus Communities, Inc	135,056
1,878		American Finance Trust, Inc	14,855
4,773		American Homes 4 Rent	191,063
7,823		American Tower Corp	1,965,294
4,178		Americold Realty Trust	116,483
2,744		Apartment Income REIT Corp	146,694
2,744	*	Apartment Investment and Management Co	20,086
4,063		Apple Hospitality REIT, Inc	73,012
1,769		Armada Hoffler Properties, Inc	25,827
1,417	*	Ashford Hospitality Trust, Inc	14,453
2,397		AvalonBay Communities, Inc	595,343
2,732		Boston Properties, Inc	351,882
936		BraeMar Hotels & Resorts, Inc	5,784
2,649		Brandywine Realty Trust	37,457
5,352		Brixmor Property Group, Inc	138,135
2,197		Broadstone Net Lease, Inc	47,851
572		Brt Realty Trust	13,711
1,599		Camden Property Trust	265,754
1,679		CareTrust REIT, Inc	32,405
568		CatchMark Timber Trust, Inc	4,658
5,770		CBRE Group, Inc	528,070
192		Centerspace	18,839
572	*	Chatham Lodging Trust	7,888
262		CIM Commercial Trust Corp	2,028
471		City Office REIT, Inc	8,318
588		Clipper Realty, Inc	5,333
544		Community Healthcare Trust, Inc	22,962
2,132		Corporate Office Properties Trust	60,847
2,578		Cousins Properties, Inc	103,868
7,329		Crown Castle International Corp	1,352,933
91		CTO Realty Growth, Inc	6,035
3,658		CubeSmart	190,326
2,000	*	Cushman & Wakefield plc	41,020
3,453	*	DiamondRock Hospitality Co	34,875
4,847		Digital Realty Trust, Inc	687,305

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
8,422	*	DigitalBridge Group, Inc	$60,638
4,896		Diversified Healthcare Trust	15,667
1,341		Douglas Elliman, Inc	9,789
2,632		Douglas Emmett, Inc	87,961
6,484		Duke Realty Corp	376,461
1,427		Easterly Government Properties, Inc	30,167
673		EastGroup Properties, Inc	136,807
3,012		Empire State Realty Trust, Inc	29,578
1,375		EPR Properties	75,226
1,553		Equinix, Inc	1,151,736
1,868	*	Equity Commonwealth	52,696
3,060		Equity Lifestyle Properties, Inc	234,029
6,436		Equity Residential	578,725
1,702		Essential Properties Realty Trust, Inc	43,061
1,143		Essex Property Trust, Inc	394,884
1,030	e	eXp World Holdings Inc	21,805
2,226		Extra Space Storage, Inc	457,666
482		Farmland Partners, Inc	6,627
84	*	Fathom Holdings, Inc	899
1,347		Federal Realty Investment Trust	164,428
1,998		First Industrial Realty Trust, Inc	123,696
240	*	Forestar Group, Inc	4,262
1,235		Four Corners Property Trust, Inc	33,394
1,621		Franklin Street Properties Corp	9,564
102	*	FRP Holdings, Inc	5,896
3,696		Gaming and Leisure Properties, Inc	173,453
763		Getty Realty Corp	21,837
475		Gladstone Commercial Corp	10,459
687		Gladstone Land Corp	25,021
1,151		Global Medical REIT, Inc	18,784
1,848		Global Net Lease, Inc	29,069
2,421		Healthcare Realty Trust, Inc	66,529
3,603		Healthcare Trust of America, Inc	112,918
9,296		Healthpeak Properties Inc	319,132
697	*	Hersha Hospitality Trust	6,329
1,796		Highwoods Properties, Inc	82,149
12,302		Host Hotels and Resorts, Inc	239,028
692	*	Howard Hughes Corp	71,698
2,438		Hudson Pacific Properties	67,654
3,525		Independence Realty Trust, Inc	93,201
50		Indus Realty Trust, Inc	3,654
1,471		Industrial Logistics Properties Trust	33,348
393		Innovative Industrial Properties, Inc	80,722
9,619		Invitation Homes, Inc	386,491
4,939		Iron Mountain, Inc	273,670
1,070		iStar Inc	25,049
2,053		JBG SMITH Properties	59,989
906	*	Jones Lang LaSalle, Inc	216,951
2,137		Kennedy-Wilson Holdings, Inc	52,121
1,970		Kilroy Realty Corp	150,547
10,503		Kimco Realty Corp	259,424
3,663		Kite Realty Group Trust	83,407
1,519		Lamar Advertising Co	176,477
5,428		Lexington Realty Trust	85,220
1,287		Life Storage, Inc	180,733
917		LTC Properties, Inc	35,277
3,615		Macerich Co	56,539
1,437	*	Mack-Cali Realty Corp	24,989
406		Marcus & Millichap, Inc	21,388
9,371		Medical Properties Trust, Inc	198,103
1,928		Mid-America Apartment Communities, Inc	403,820
885		National Health Investors, Inc	52,224
3,270		National Retail Properties, Inc	146,954
1,159		National Storage Affiliates Trust	72,739
509		NETSTREIT Corp	11,422

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,520		Newmark Group, Inc	$40,118
478		NexPoint Residential Trust, Inc	43,168
965		Office Properties Income Trust	24,829
3,987		Omega Healthcare Investors, Inc	124,235
254		One Liberty Properties, Inc	7,821
7,126	*,e	Opendoor Technologies, Inc	61,640
914		Orion Office REIT, Inc	12,796
2,712		Outfront Media, Inc	77,102
3,099		Paramount Group, Inc	33,810
4,260		Park Hotels & Resorts, Inc	83,198
2,135		Pebblebrook Hotel Trust	52,265
1,776		Phillips Edison & Co, Inc	61,077
3,336		Physicians Realty Trust	58,513
2,219		Piedmont Office Realty Trust, Inc	38,211
445		Plymouth Industrial REIT, Inc	12,059
255		Postal Realty Trust, Inc	4,289
1,281		PotlatchDeltic Corp	67,547
1,193		Preferred Apartment Communities, Inc	29,753
12,784		Prologis, Inc	2,064,360
358		PS Business Parks, Inc	60,173
2,624		Public Storage, Inc	1,024,095
2,525		Rayonier, Inc	103,828
349		Re/Max Holdings, Inc	9,678
2,208	*	Realogy Holdings Corp	34,621
9,391		Realty Income Corp	650,796
1,693	*,e	Redfin Corp	30,542
2,945		Regency Centers Corp	210,096
2,533		Retail Opportunities Investment Corp	49,115
291		Retail Value, Inc	890
2,367		Rexford Industrial Realty, Inc	176,555
3,244		RLJ Lodging Trust	45,676
497		RMR Group, Inc	15,457
1,201		RPT Realty	16,538
875	*	Ryman Hospitality Properties	81,174
3,697		Sabra Healthcare REIT, Inc	55,048
319		Safehold, Inc	17,689
370		Saul Centers, Inc	19,499
1,896		SBA Communications Corp	652,414
793	*	Seritage Growth Properties	10,039
3,197		Service Properties Trust	28,230
5,663		Simon Property Group, Inc	745,024
2,580		SITE Centers Corp	43,112
1,292		SL Green Realty Corp	104,885
1,927		Spirit Realty Capital, Inc	88,681
747		St. Joe Co	44,252
2,541		STAG Industrial, Inc	105,070
3,908		STORE Capital Corp	114,231
2,137	*	Summit Hotel Properties, Inc	21,285
1,872		Sun Communities, Inc	328,143
4,344	*	Sunstone Hotel Investors, Inc	51,172
1,735		Tanger Factory Outlet Centers, Inc	29,825
268	*	Tejon Ranch Co	4,894
1,413		Terreno Realty Corp	104,633
5,209		UDR, Inc	298,840
567		UMH Properties, Inc	13,943
3,290		Uniti Group, Inc	45,270
198		Universal Health Realty Income Trust	11,557
2,537		Urban Edge Properties	48,457
1,302		Urstadt Biddle Properties, Inc (Class A)	24,491
6,969		Ventas, Inc	430,405
10,150		VICI Properties, Inc	288,869
3,062		Vornado Realty Trust	138,770
1,848		Washington REIT	47,124
7,264		Welltower, Inc	698,361
13,039		Weyerhaeuser Co	494,178

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
550		Whitestone REIT	$7,288
2,940		WP Carey, Inc	237,670
2,302	*	Xenia Hotels & Resorts, Inc	44,406
1,056	*	Zillow Group, Inc (Class A)	50,931
2,878	*	Zillow Group, Inc (Class C)	141,857
		TOTAL REAL ESTATE	27,506,050
RETAILING - 5.9%
426	*	1-800-FLOWERS.COM, Inc (Class A)	5,436
667		Aaron's Co, Inc	13,393
1,074	*	Abercrombie & Fitch Co (Class A)	34,357
910		Academy Sports & Outdoors, Inc	35,854
1,078		Advance Auto Parts, Inc	223,103
7,459	*	Amazon.com, Inc	24,315,967
2,547	e	American Eagle Outfitters, Inc	42,790
122	*	America's Car-Mart, Inc	9,828
1,783		Arko Corp	16,225
305	*	Asbury Automotive Group, Inc	48,861
842	*	Autonation, Inc	83,846
354	*	AutoZone, Inc	723,781
647	*	Barnes & Noble Education, Inc	2,316
4,095		Bath & Body Works, Inc	195,741
1,949	*,e	Bed Bath & Beyond, Inc	43,911
4,166		Best Buy Co, Inc	378,689
365	e	Big 5 Sporting Goods Corp	6,260
638		Big Lots, Inc	22,075
455	*	Boot Barn Holdings, Inc	43,129
526		Buckle, Inc	17,379
1,156	*	Burlington Stores, Inc	210,589
639		Caleres, Inc	12,352
670	e	Camping World Holdings, Inc	18,727
657	*	CarLotz, Inc	900
2,857	*	CarMax, Inc	275,643
961	*	CarParts.com, Inc	6,439
1,321	*	Carvana Co	157,582
368		Cato Corp (Class A)	5,395
2,088	*	Chico's FAS, Inc	10,022
288	*	Children's Place, Inc	14,198
207	*	Citi Trends, Inc	6,339
291	*	Conn's, Inc	4,484
508	*	Container Store Group, Inc	4,150
1,238	*	Designer Brands, Inc	16,725
1,109	e	Dick's Sporting Goods, Inc	110,922
119		Dillard's, Inc (Class A)	31,938
4,068		Dollar General Corp	905,659
3,850	*	Dollar Tree, Inc	616,578
2,464	*	DoorDash, Inc	288,756
144	*	Duluth Holdings, Inc	1,761
10,971		eBay, Inc	628,200
2,188	*	Etsy, Inc	271,925
969	*	Five Below, Inc	153,461
1,672	*	Floor & Decor Holdings, Inc	135,432
1,616		Foot Locker, Inc	47,931
429		Franchise Group, Inc	17,774
389	*	Funko, Inc	6,710
1,105	*,e	GameStop Corp (Class A)	184,071
3,094		Gap, Inc	43,564
313	*	Genesco, Inc	19,910
2,425		Genuine Parts Co	305,599
585	*,e	Greenlane Holdings Inc	328
324		Group 1 Automotive, Inc	54,377
354	*,e	Groupon, Inc	6,807
934	*	GrowGeneration Corp	8,602
904		Guess?, Inc	19,752
286		Haverty Furniture Cos, Inc	7,842

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
323		Hibbett Sports, Inc	$14,322
18,004		Home Depot, Inc	5,389,137
263	*,e	Kirkland's, Inc	2,443
2,358		Kohl's Corp	142,565
221	*	Lands' End, Inc	3,739
181	*,e	Lazydays Holdings, Inc	3,653
1,735	*	Leslie's, Inc	33,590
484	*	Liquidity Services, Inc	8,286
472		Lithia Motors, Inc (Class A)	141,657
4,728		LKQ Corp	214,699
11,642		Lowe's Companies, Inc	2,353,896
442	*	Lumber Liquidators, Inc	6,197
5,634		Macy's, Inc	137,244
389	*	MarineMax, Inc	15,661
566		Monro Muffler, Inc	25,096
343		Murphy USA, Inc	68,586
1,477	*	National Vision Holdings, Inc	64,353
1,826		Nordstrom, Inc	49,503
888	*	ODP Corp	40,697
1,041	*	Ollie's Bargain Outlet Holdings, Inc	44,721
180		OneWater Marine, Inc	6,201
1,130	*	O'Reilly Automotive, Inc	774,005
752	*,e	Overstock.com, Inc	33,092
1,889	*	Party City Holdco, Inc	6,763
554		Penske Auto Group, Inc	51,921
1,122	*,e	Petco Health & Wellness Co, Inc	21,958
306		PetMed Express, Inc	7,895
686		Pool Corp	290,075
1,286	*	Porch Group, Inc	8,931
1,517	*	Quotient Technology, Inc	9,678
6,780		Qurate Retail Group, Inc QVC Group	32,273
1,403	*	RealReal, Inc	10,186
1,084		Rent-A-Center, Inc	27,306
610	*	Revolve Group, Inc	32,751
289	*	RH	94,240
6,036		Ross Stores, Inc	546,017
2,062	*	Sally Beauty Holdings, Inc	32,229
1,030	*,e	Shift Technologies, Inc	2,266
406		Shoe Carnival, Inc	11,839
366		Shutterstock, Inc	34,067
920		Signet Jewelers Ltd	66,884
441	*	Sleep Number Corp	22,363
455		Sonic Automotive, Inc (Class A)	19,342
689	*	Sportsman's Warehouse Holdings, Inc	7,365
989	*	Stitch Fix Inc	9,959
8,336		Target Corp	1,769,066
297		Tilly's, Inc	2,780
20,747		TJX Companies, Inc	1,256,853
1,997		Tractor Supply Co	466,040
232	*	TravelCenters of America, Inc	9,967
859	*	Ulta Beauty, Inc	342,071
1,237	*	Urban Outfitters, Inc	31,061
1,365	*	Victoria's Secret & Co	70,106
1,979	*	Vroom, Inc	5,264
1,297	*,e	Wayfair, Inc	143,682
1,326		Williams-Sonoma, Inc	192,270
37		Winmark Corp	8,140
119	*	Xometry, Inc	4,373
314	*	Zumiez, Inc	11,998
		TOTAL RETAILING	46,107,707
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
28,064	*	Advanced Micro Devices, Inc	3,068,518
579	*	Allegro MicroSystems, Inc	16,444
302	*	Alpha & Omega Semiconductor Ltd	16,504

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
567	*	Ambarella, Inc	$59,490
1,455		Amkor Technology, Inc	31,603
9,152		Analog Devices, Inc	1,511,727
15,391		Applied Materials, Inc	2,028,534
320	*,e	Atomera, Inc	4,179
510	*	Axcelis Technologies, Inc	38,520
582	*	AXT, Inc	4,086
6,929		Broadcom, Inc	4,363,053
1,252		Brooks Automation, Inc	103,766
333	*	Ceva, Inc	13,536
1,003	*	Cirrus Logic, Inc	85,044
413		CMC Materials, Inc	76,570
772	*	Cohu, Inc	22,851
836	*	Diodes, Inc	72,724
2,271	*	Enphase Energy, Inc	458,242
2,358		Entegris, Inc	309,511
1,763	*	First Solar, Inc	147,634
1,150	*	Formfactor, Inc	48,335
719	*	GLOBALFOUNDRIES, Inc	44,880
434	*	Ichor Holdings Ltd	15,459
285	*	Impinj, Inc	18,109
69,354		Intel Corp	3,437,184
2,616		KLA Corp	957,613
1,318	*	Kopin Corp	3,335
970		Kulicke & Soffa Industries, Inc	54,339
2,434		Lam Research Corp	1,308,543
2,478	*	Lattice Semiconductor Corp	151,034
799	*	MACOM Technology Solutions Holdings, Inc	47,836
14,438		Marvell Technology, Inc	1,035,349
1,137	*	MaxLinear, Inc	66,344
3,772	*,e	Meta Materials, Inc	6,299
9,072		Microchip Technology, Inc	681,670
19,163		Micron Technology, Inc	1,492,606
1,013		MKS Instruments, Inc	151,950
797		Monolithic Power Systems, Inc	387,087
943	*	Nanometrics, Inc	81,937
813	*	NeoPhotonics Corp Ltd	12,366
77		NVE Corp	4,194
41,134		NVIDIA Corp	11,223,823
4,603		NXP Semiconductors NV	851,923
7,472	*	ON Semiconductor Corp	467,822
409	*	PDF Solutions, Inc	11,399
1,020	*	Photronics, Inc	17,309
990		Power Integrations, Inc	91,753
1,951	*	Qorvo, Inc	242,119
19,355		QUALCOMM, Inc	2,957,831
2,225	*	Rambus, Inc	70,955
1,258	*	Semtech Corp	87,230
797	*	Silicon Laboratories, Inc	119,709
272	*	SiTime Corp	67,407
106	*,e	SkyWater Technology, Inc	1,148
2,872		Skyworks Solutions, Inc	382,780
466	*	SMART Global Holdings, Inc	12,037
1,332	*	SunPower Corp	28,611
653	*	Synaptics, Inc	130,274
2,737		Teradyne, Inc	323,596
15,840		Texas Instruments, Inc	2,906,323
789	*	Ultra Clean Holdings	33,446
754		Universal Display Corp	125,880
729	*	Veeco Instruments, Inc	19,822
1,899	*	Wolfspeed Inc	216,220
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	42,828,422
SOFTWARE & SERVICES - 13.7%
1,702	*	8x8, Inc	21,428

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
978		A10 Networks, Inc	$13,643
10,946		Accenture plc	3,691,320
2,058	*	ACI Worldwide, Inc	64,806
8,130	*	Adobe, Inc	3,704,191
400	*	Agilysys, Inc	15,952
2,817	*	Akamai Technologies, Inc	336,322
790	*	Alarm.com Holdings, Inc	52,503
118	*	Alkami Technology, Inc	1,689
829		Alliance Data Systems Corp	46,548
708	*	Altair Engineering, Inc	45,595
994	*	Alteryx, Inc	71,101
2,273		Amdocs Ltd	186,863
370		American Software, Inc (Class A)	7,711
2,321	*	Anaplan, Inc	150,981
1,538	*	Ansys, Inc	488,546
306	*	Appfolio, Inc	34,642
674	*	Appian Corp	40,993
1,244	*,e	Asana, Inc	49,723
1,207	*	Aspen Technology, Inc	199,602
2,392	*	Atlassian Corp plc	702,841
3,745	*	Autodesk, Inc	802,741
7,271		Automatic Data Processing, Inc	1,654,443
1,410	*	Avalara, Inc	140,309
1,505	*	Avaya Holdings Corp	19,068
527	*	Benefitfocus, Inc	6,651
2,294		Bentley Systems, Inc	101,349
798	*	BigCommerce Holdings, Inc	17,484
1,583	*	Bill.Com Holdings, Inc	359,009
2,568	*	Black Knight, Inc	148,918
919	*	Blackbaud, Inc	55,021
875	*	Blackline, Inc	64,067
8,300	*	Block, Inc	1,125,480
808	*	Bottomline Technologies, Inc	45,797
2,592	*	Box, Inc	75,324
653	*	Brightcove, Inc	5,093
1,981		Broadridge Financial Solutions, Inc	308,462
1,007	*	BTRS Holdings, Inc	7,532
1,024	*,e	C3.ai, Inc	23,245
4,842	*	Cadence Design Systems, Inc	796,315
923	*	Cantaloupe, Inc	6,249
222		Cass Information Systems, Inc	8,194
2,269		CDK Global, Inc	110,455
664	*	Cerence Inc	23,970
2,180	*	Ceridian HCM Holding, Inc	149,025
499	*	ChannelAdvisor Corp	8,268
2,198		Citrix Systems, Inc	221,778
600	*,e	Cleanspark, Inc	7,422
4,425	*	Cloudflare, Inc	529,672
8,972		Cognizant Technology Solutions Corp (Class A)	804,519
679	*	Commvault Systems, Inc	45,052
752		Concentrix Corp	125,253
3,045	*	Conduent, Inc	15,712
265	*	Consensus Cloud Solutions, Inc	15,934
146	*	Couchbase, Inc	2,543
1,237	*	Coupa Software, Inc	125,716
3,384	*	Crowdstrike Holdings, Inc	768,439
181	*	CS Disco, Inc	6,149
520		CSG Systems International, Inc	33,056
4,382	*	Datadog, Inc	663,742
360	*	Datto Holding Corp	9,619
348	*,e	Digimarc Corp	9,177
1,549	*	Digital Turbine, Inc	67,862
789	*	DigitalOcean Holdings, Inc	45,644
3,281	*	DocuSign, Inc	351,461
1,151		Dolby Laboratories, Inc (Class A)	90,031

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
549	*	Domo, Inc	$27,763
837	*	DoubleVerify Holdings, Inc	21,067
5,083	*	Dropbox, Inc	118,180
1,275	*	Duck Creek Technologies, Inc	28,203
4,448	*	DXC Technology Co	145,138
3,263	*	Dynatrace, Inc	153,687
2,514	*	E2open Parent Holdings, Inc	22,148
387		Ebix, Inc	12,829
543	*	eGain Corp	6,288
1,160	*	Elastic NV	103,182
349	*	Enfusion, Inc	4,439
884	*	Envestnet, Inc	65,805
940	*	EPAM Systems, Inc	278,813
898	*	Euronet Worldwide, Inc	116,875
638	*	Everbridge, Inc	27,842
184	*	EverCommerce, Inc	2,429
941		EVERTEC, Inc	38,515
774	*	Evo Payments, Inc	17,872
511	*	ExlService Holdings, Inc	73,211
453	*	Fair Isaac Corp	211,306
1,817	*	Fastly, Inc	31,579
10,749		Fidelity National Information Services, Inc	1,079,415
3,955	*	FireEye, Inc	88,236
10,392	*	Fiserv, Inc	1,053,749
1,139	*	Five9, Inc	125,746
1,431	*	FleetCor Technologies, Inc	356,405
1,015	*	Flywire Corp	31,039
2,343	*	Fortinet, Inc	800,697
1,429	*	Gartner, Inc	425,070
3,330		Genpact Ltd	144,888
4,898		Global Payments, Inc	670,242
671	*	Globant S.A.	175,849
2,965	*	GoDaddy, Inc	248,171
346	*,e	GreenBox POS	1,460
699	*	Grid Dynamics Holdings, Inc	9,842
1,102	*	GTY Technology Holdings Inc	3,559
1,428	*	Guidewire Software, Inc	135,117
450		Hackett Group, Inc	10,377
759	*	HubSpot, Inc	360,479
280	*	I3 Verticals, Inc	7,801
112	*	IBEX Ltd	1,785
477	*	Informatica, Inc	9,416
142	*	Intapp, Inc	3,409
229	*,e	Intelligent Systems Corp	6,275
539		InterDigital, Inc	34,388
15,297		International Business Machines Corp	1,988,916
339	*	International Money Express Inc	6,987
4,565		Intuit, Inc	2,195,035
1,312		Jack Henry & Associates, Inc	258,530
827	*	Jamf Holding Corp	28,788
864	*	JFrog Ltd	23,285
252	*,e	Kaltura, Inc	451
3,094	*	Kyndryl Holdings, Inc	40,593
2,061	*	Limelight Networks, Inc	10,758
1,122	*	Liveperson, Inc	27,399
1,208	*	LiveRamp Holdings, Inc	45,167
1,102	*	Manhattan Associates, Inc	152,858
1,642	*,e	Marathon Digital Holdings, Inc	45,894
14,874		Mastercard, Inc (Class A)	5,315,670
1,185		MAXIMUS, Inc	88,816
156	*	MeridianLink, Inc	2,824
129,623		Microsoft Corp	39,964,067
134	*,e	MicroStrategy, Inc (Class A)	65,167
967	*	Mimecast Ltd	76,935
781	*	Mitek Systems, Inc	11,457

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
704	*	Model N, Inc	$18,938
1,365	*	MoneyGram International, Inc	14,414
1,092	*	MongoDB, Inc	484,400
426	*	N-Able, Inc	3,877
931	*	nCino OpCo, Inc	38,152
2,313	*	NCR Corp	92,959
885	*	New Relic, Inc	59,189
9,648		NortonLifelock, Inc	255,865
3,276	*	Nutanix, Inc	87,862
2,107	*	Okta, Inc	318,073
432	*	ON24, Inc	5,681
634	*	OneSpan, Inc	9,155
27,812		Oracle Corp	2,300,887
1,327	*	Pagerduty, Inc	45,370
28,022	*	Palantir Technologies, Inc	384,742
1,663	*	Palo Alto Networks, Inc	1,035,234
1,026	*	Paya Holdings, Inc	6,012
5,432		Paychex, Inc	741,305
896	*	Paycom Software, Inc	310,356
235	*	Paycor HCM, Inc	6,841
625	*	Paylocity Holding Corp	128,606
20,315	*	PayPal Holdings, Inc	2,349,430
11,207	*	Paysafe Ltd	37,992
748		Pegasystems, Inc	60,326
509	*	Perficient, Inc	56,036
734	*	Ping Identity Holding Corp	20,134
978	*	Procore Technologies, Inc	56,685
766		Progress Software Corp	36,071
671	*	PROS Holdings, Inc	22,351
1,840	*	PTC, Inc	198,205
877	*	Q2 Holdings, Inc	54,067
667	*	Qualys, Inc	94,987
738	*,e	Rackspace Technology, Inc	8,236
883	*	Rapid7, Inc	98,225
603	*,e	Rekor Systems, Inc	2,750
1,096	*	Repay Holdings Corp	16,188
1,545	*	Rimini Street, Inc	8,961
1,368	*	RingCentral, Inc	160,343
1,957	*,e	Riot Blockchain, Inc	41,430
5,391	*	Sabre Corp	61,619
1,565	*	SailPoint Technologies Holding, Inc	80,097
16,115	*	salesforce.com, Inc	3,421,537
433		Sapiens International Corp NV	10,994
96	*	SecureWorks Corp	1,272
3,429	*	ServiceNow, Inc	1,909,576
719	*	Shift4 Payments, Inc	44,528
307	*	ShotSpotter, Inc	8,510
1,969	*	Smartsheet, Inc	107,862
933	*	Smith Micro Software, Inc	3,517
3,424	*	Snowflake, Inc	784,541
426		SolarWinds Corp	5,670
2,866	*	Splunk, Inc	425,916
904	*	Sprout Social, Inc	72,428
599	*	SPS Commerce, Inc	78,589
3,873		SS&C Technologies Holdings, Inc	290,552
298	*	StarTek, Inc	1,320
3,753	*	StoneCo Ltd	43,910
1,401	*	Sumo Logic, Inc	16,350
2,089	*	SVMK, Inc	33,967
1,636		Switch, Inc	50,422
2,666	*	Synopsys, Inc	888,498
649	*	Telos Corp	6,471
1,434	*	Tenable Holdings, Inc	82,871
1,952	*	Teradata Corp	96,214
7,380	*	Trade Desk, Inc	511,065

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
369		TTEC Holdings, Inc	$30,450
143	*,e	Tucows, Inc	9,767
520	*	Turing Holding Corp	10,821
2,852	*	Twilio, Inc	470,038
718	*	Tyler Technologies, Inc	319,431
1,098	*	Unisys Corp	23,728
2,543	*	Unity Software, Inc	252,291
395	*	Upland Software, Inc	6,956
1,710	*	Varonis Systems, Inc	81,293
1,154	*	Verint Systems, Inc	59,662
1,723	*	VeriSign, Inc	383,299
988	*,e	Veritone, Inc	18,061
2,291	*	Verra Mobility Corp	37,297
187	*	Viant Technology, Inc	1,225
1,303	*,e	VirnetX Holding Corp	2,124
28,593		Visa, Inc (Class A)	6,341,070
3,746		VMware, Inc (Class A)	426,557
3,187	*	Vonage Holdings Corp	64,664
7,231		Western Union Co	135,509
739	*	WEX, Inc	131,875
902	*	Wix.com Ltd	94,223
3,223	*	Workday, Inc	771,780
697	*	Workiva, Inc	82,246
1,587		Xperi Holding Corp	27,487
1,753	*	Yext, Inc	12,078
1,979	*	Zendesk, Inc	238,054
3,688	*	Zoom Video Communications, Inc	432,344
1,306	*	Zscaler, Inc	315,112
1,687	*	Zuora Inc	25,271
		TOTAL SOFTWARE & SERVICES	107,081,777
TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
2,107	*	3D Systems Corp	35,145
125	*	908 Devices, Inc	2,376
806		Adtran, Inc	14,871
617		Advanced Energy Industries, Inc	53,111
1,019	*	Aeva Technologies, Inc	4,412
720	*,e	Akoustis Technologies, Inc	4,680
10,075		Amphenol Corp (Class A)	759,151
265,520		Apple, Inc	46,362,447
4,040	*	Arista Networks, Inc	561,479
1,538	*	Arlo Technologies, Inc	13,627
1,135	*	Arrow Electronics, Inc	134,645
170	*	Aviat Networks, Inc	5,231
612	*	Avid Technology, Inc	21,340
1,997		Avnet, Inc	81,058
438		Badger Meter, Inc	43,673
636		Belden CDT, Inc	35,234
773		Benchmark Electronics, Inc	19,356
528	*	CalAmp Corp	3,860
909	*	Calix, Inc	39,005
141	*	Cambium Networks Corp	3,333
1,029	*	Casa Systems, Inc	4,651
2,388		CDW Corp	427,189
2,798	*	Ciena Corp	169,643
72,493		Cisco Systems, Inc	4,042,210
153	*	Clearfield, Inc	9,979
2,887		Cognex Corp	222,732
405	*	Coherent, Inc	110,711
3,317	*	CommScope Holding Co, Inc	26,138
356		Comtech Telecommunications Corp	5,586
13,018		Corning, Inc	480,494
426	*,e	Corsair Gaming, Inc	9,014
485		CTS Corp	17,140
548	*	Daktronics, Inc	2,104

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
4,541	*	Dell Technologies, Inc	$227,913
1,239	*	Diebold, Inc	8,338
400	*	Digi International, Inc	8,608
284	*	DZS, Inc	3,939
830	*	Eastman Kodak Co	5,436
600	*	EMCORE Corp	2,220
404	*	ePlus, Inc	22,648
1,698	*	Extreme Networks, Inc	20,733
1,062	*	F5 Networks, Inc	221,905
727	*	Fabrinet	76,430
288	*	FARO Technologies, Inc	14,953
1,256	*	Harmonic, Inc	11,668
22,442		Hewlett Packard Enterprise Co	375,006
18,719		HP, Inc	679,500
376	*	Identiv, Inc	6,080
1,784	*	II-VI, Inc	129,322
2,966	*	Infinera Corp	25,715
1,471	*	Inseego Corp	5,958
661	*	Insight Enterprises, Inc	70,939
631	*	IPG Photonics Corp	69,259
1,145	*	Iteris, Inc	3,412
678	*	Itron, Inc	35,717
2,556		Jabil Inc	157,782
5,922		Juniper Networks, Inc	220,062
3,243	*	Keysight Technologies, Inc	512,297
548	*	Kimball Electronics, Inc	10,955
1,352	*	Knowles Corp	29,109
254	*	KVH Industries, Inc	2,311
375		Littelfuse, Inc	93,529
1,153	*	Lumentum Holdings, Inc	112,533
523	*	Luna Innovations, Inc	4,032
569		Methode Electronics, Inc	24,609
2,725	*,e	Microvision, Inc	12,726
2,874		Motorola Solutions, Inc	696,083
342	*	Napco Security Technologies, Inc	7,018
2,304		National Instruments Corp	93,519
3,916		NetApp, Inc	325,028
505	*	Netgear, Inc	12,463
1,389	*	Netscout Systems, Inc	44,559
829	*	nLight, Inc	14,375
592	*	Novanta, Inc	84,236
280	*	OSI Systems, Inc	23,834
403	*,e	Ouster, Inc	1,814
404	*,e	PAR Technology Corp	16,297
196		PC Connection, Inc	10,268
679	*	Plantronics, Inc	26,753
521	*	Plexus Corp	42,623
4,460	*	Pure Storage, Inc	157,483
1,135	*	Quantum Corp	2,576
1,053	*	Ribbon Communications, Inc	3,254
239	*	Rogers Corp	64,936
1,157	*	Sanmina Corp	46,766
463	*	Scansource, Inc	16,108
764	*	Super Micro Computer, Inc	29,085
765		SYNNEX Corp	78,956
815	*	Teledyne Technologies, Inc	385,193
4,414	*	Trimble Inc	318,426
1,439	*	TTM Technologies, Inc	21,326
301	*	Turtle Beach Corp	6,408
125	e	Ubiquiti, Inc	36,395
1,172	*	Velodyne Lidar, Inc	3,000
1,095	*	Viasat, Inc	53,436
4,189	*	Viavi Solutions, Inc	67,359
2,099		Vishay Intertechnology, Inc	41,140
301	*	Vishay Precision Group, Inc	9,677

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,801		Vontier Corp	$71,117
5,297	*	Western Digital Corp	262,996
2,809		Xerox Holdings Corp	56,658
913	*	Zebra Technologies Corp (Class A)	377,708
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	60,440,142
TELECOMMUNICATION SERVICES - 1.1%
184	*	Anterix, Inc	10,653
123,036		AT&T, Inc	2,907,341
251		ATN International, Inc	10,010
378	*	Bandwidth Inc	12,243
772		Cogent Communications Group, Inc	51,222
1,064	*	Consolidated Communications Holdings, Inc	6,277
740	*	EchoStar Corp (Class A)	18,012
10,525	*,e	Globalstar, Inc	15,472
987	*,e	Gogo, Inc	18,812
350	*	IDT Corp (Class B)	11,931
1,842	*	Iridium Communications, Inc	74,269
681	*	Liberty Latin America Ltd (Class A)	6,606
2,483	*	Liberty Latin America Ltd (Class C)	23,812
19,284		Lumen Technologies, Inc	217,331
365	*	Ooma, Inc	5,471
906	*	Radius Global Infrastructure, Inc	12,938
869		Shenandoah Telecom Co	20,491
1,775		Telephone & Data Systems, Inc	33,512
200	*,e	Telesat Corp	3,300
9,956	*	T-Mobile US, Inc	1,277,853
247	*	US Cellular Corp	7,467
71,922		Verizon Communications, Inc	3,663,707
		TOTAL TELECOMMUNICATION SERVICES	8,408,730
TRANSPORTATION - 1.9%
1,148	*	Air Transport Services Group, Inc	38,401
2,129	*	Alaska Air Group, Inc	123,503
268	*	Allegiant Travel Co	43,520
157		Amerco, Inc	93,720
10,876	*,e	American Airlines Group, Inc	198,487
424		ArcBest Corp	34,132
421	*	Atlas Air Worldwide Holdings, Inc	36,362
723	*	Avis Budget Group, Inc	190,366
2,351		CH Robinson Worldwide, Inc	253,226
554	*	Copa Holdings S.A. (Class A)	46,337
542		Costamare, Inc	9,241
185		Covenant Transportation Group, Inc	3,983
37,705		CSX Corp	1,412,052
828	*	Daseke, Inc	8,338
11,365	*	Delta Air Lines, Inc	449,713
132	e	Eagle Bulk Shipping, Inc	8,990
2,934		Expeditors International of Washington, Inc	302,671
4,240		FedEx Corp	981,094
480		Forward Air Corp	46,934
497		Genco Shipping & Trading Ltd	11,739
1,622	*	GXO Logistics, Inc	115,713
905	*	Hawaiian Holdings, Inc	17,828
728		Heartland Express, Inc	10,243
505	*	Hub Group, Inc (Class A)	38,991
339	*	HyreCar, Inc	807
1,477		JB Hunt Transport Services, Inc	296,567
5,315	*	JetBlue Airways Corp	79,459
1,157	*	Kirby Corp	83,524
2,319		Knight-Swift Transportation Holdings, Inc	117,017
719		Landstar System, Inc	108,447
4,798	*	Lyft, Inc (Class A)	184,243
796		Marten Transport Ltd	14,137
668		Matson, Inc	80,574

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
712	*	Mesa Air Group, Inc	$3,133
4,217		Norfolk Southern Corp	1,202,773
1,737		Old Dominion Freight Line	518,807
136	*	PAM Transportation Services, Inc	4,726
580	*	Radiant Logistics, Inc	3,695
883		Ryder System, Inc	70,048
715		Safe Bulkers, Inc	3,403
499	*	Saia, Inc	121,666
932		Schneider National, Inc	23,766
802	*	Skywest, Inc	23,138
10,244	*	Southwest Airlines Co	469,175
1,623	*	Spirit Airlines, Inc	35,495
159	*	Sun Country Airlines Holdings, Inc	4,163
2,215	*	TuSimple Holdings, Inc	27,023
27,820	*	Uber Technologies, Inc	992,618
10,993		Union Pacific Corp	3,003,398
5,488	*	United Airlines Holdings Inc	254,424
12,353		United Parcel Service, Inc (Class B)	2,649,224
122		Universal Logistics Holdings Inc	2,458
315	*	US Xpress Enterprises, Inc	1,222
1,147		Werner Enterprises, Inc	47,027
1,622	*	XPO Logistics, Inc	118,082
977	*	Yellow Corp	6,849
		TOTAL TRANSPORTATION	15,026,672
UTILITIES - 2.7%
11,476		AES Corp	295,277
1,097		Allete, Inc	73,477
4,194		Alliant Energy Corp	262,041
4,249		Ameren Corp	398,386
8,719		American Electric Power Co, Inc	869,895
745		American States Water Co	66,320
3,189		American Water Works Co, Inc	527,875
111		Artesian Resources Corp	5,389
2,236		Atmos Energy Corp	267,180
788		Avangrid, Inc	36,831
1,326		Avista Corp	59,869
1,043		Black Hills Corp	80,332
877	e	Brookfield Infrastructure Corp	66,161
2,251		Brookfield Renewable Corp	98,594
324	*	Cadiz, Inc	671
934		California Water Service Group	55,367
9,295		Centerpoint Energy, Inc	284,799
358		Chesapeake Utilities Corp	49,318
545		Clearway Energy, Inc (Class A)	18,159
1,281		Clearway Energy, Inc (Class C)	46,769
4,975		CMS Energy Corp	347,951
6,042		Consolidated Edison, Inc	572,057
5,659		Constellation Energy Corp	318,319
14,090		Dominion Energy, Inc	1,197,227
3,346		DTE Energy Co	442,375
12,947		Duke Energy Corp	1,445,662
6,251		Edison International	438,195
3,424		Entergy Corp	399,752
3,872		Essential Utilities Inc	197,975
3,984		Evergy, Inc	272,267
5,967		Eversource Energy	526,230
16,261		Exelon Corp	774,511
9,412		FirstEnergy Corp	431,634
133		Global Water Resources, Inc	2,213
2,117		Hawaiian Electric Industries, Inc	89,570
960		Idacorp, Inc	110,746
640		MGE Energy, Inc	51,066
240		Middlesex Water Co	25,241
1,540		National Fuel Gas Co	105,798

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,561		New Jersey Resources Corp	$71,587
34,109		NextEra Energy, Inc	2,889,373
6,737		NiSource, Inc	214,237
666		Northwest Natural Holding Co	34,446
812		NorthWestern Corp	49,118
4,180		NRG Energy, Inc	160,345
3,276		OGE Energy Corp	133,595
919		ONE Gas, Inc	81,093
751		Ormat Technologies, Inc	61,454
743		Otter Tail Corp	46,437
33,892	*,b	PG&E Corp	404,670
1,897		Pinnacle West Capital Corp	148,156
1,358		PNM Resources, Inc	64,736
1,712		Portland General Electric Co	94,417
13,284		PPL Corp	379,391
8,459		Public Service Enterprise Group, Inc	592,130
250	*	Pure Cycle Corp	3,005
5,404		Sempra Energy	908,520
505		SJW Corp	35,138
1,730		South Jersey Industries, Inc	59,771
18,208		Southern Co	1,320,262
833		Southwest Gas Holdings Inc	65,216
880		Spire, Inc	63,149
1,471	*	Sunnova Energy International, Inc	33,921
3,726		UGI Corp	134,956
537		Unitil Corp	26,786
162		Via Renewables, Inc	1,335
8,582		Vistra Energy Corp	199,531
5,438		WEC Energy Group, Inc	542,767
9,168		Xcel Energy, Inc	661,655
203		York Water Co	9,129
		TOTAL UTILITIES	20,801,825
		TOTAL COMMON STOCKS	773,877,601
		(Cost $256,252,028)
			EXPIRATION
			DATE
RIGHTS/WARRANTS - 0.0%
ENERGY - 0.0%
35	e	Nabors Industries Ltd	06/11/26	805
		TOTAL ENERGY		805
MEDIA & ENTERTAINMENT - 0.0%
1,666	†	Media General, Inc		0
		TOTAL MEDIA & ENTERTAINMENT		0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
854	†	Chinook Therapeutics, Inc		0
145	†	Tobira Therapeutics, Inc		9
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		9
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,135		Quantum Corp	05/15/22	9
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		9
		TOTAL RIGHTS/WARRANTS		823
		(Cost $9)

TIAA-CREF LIFE FUNDS - Stock Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 1.6%
REPURCHASE AGREEMENT - 1.3%
$9,875,000	r	Fixed Income Clearing Corp (FICC)	0.250%	04/01/22	$9,875,000
		TOTAL REPURCHASE AGREEMENT			9,875,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
2,418,835	c	State Street Navigator Securities Lending Government Money	0.290	2,418,835
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		2,418,835
		TOTAL SHORT-TERM INVESTMENTS		12,293,835
		(Cost $12,293,835)
		TOTAL INVESTMENTS - 100.4%		786,172,259
		(Cost $268,545,872)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%		(2,932,114)
		NET ASSETS - 100.0%		$783,240,145
	REIT	Real Estate Investment Trust
	* Non-income producing
	† Security is categorized as Level 3 in the fair value hierarchy.
	b	In bankruptcy
	c Investments made with cash collateral received from securities on loan.
	d All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,678,331.

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $9,875,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/32, valued at $10,072,519.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of March 31, 2022 were as follows:
	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)

S&P 500 E Mini Index	42	06/17/22	$9,096,620	$9,514,575	$417,955

TIAA-CREF LIFE FUNDS - International Equity Fund

			TIAA-CREF LIFE FUNDS
			INTERNATIONAL EQUITY FUND
			SCHEDULE OF INVESTMENTS (unaudited)
			March 31, 2022
SHARES		COMPANY		VALUE
COMMON STOCKS - 97.0%
AUSTRALIA - 6.6%
54,357		BHP Billiton Ltd		$2,095,326
30,729		Commonwealth Bank of Australia		2,419,982
204,136		Glencore Xstrata plc		1,328,252
105,570	*	NEXTDC Ltd		909,496
22,775		Rio Tinto plc		1,820,782
		TOTAL AUSTRALIA		8,573,838
BRAZIL - 0.8%
221,410		Banco Bradesco S.A. (Preference)		1,033,329
		TOTAL BRAZIL		1,033,329
DENMARK - 1.6%
10,695		DSV AS		2,049,756
		TOTAL DENMARK		2,049,756
FINLAND - 1.1%
142,966		Nordea Bank Abp		1,471,510
		TOTAL FINLAND		1,471,510
FRANCE - 12.6%
27,616		Airbus SE		3,332,379
20,141		BNP Paribas S.A.		1,150,950
37,561		Compagnie de Saint-Gobain		2,234,893
22,710		Dassault Systemes SE		1,115,711
11,987		Essilor International S.A.		2,192,309
2,952		Kering		1,863,678
39,675		Total S.A.		2,007,536
24,054		Valeo S.A.		444,300
14,420		Vinci S.A.		1,473,329
43,368		Vivendi Universal S.A.		566,581
		TOTAL FRANCE		16,381,666
GERMANY - 11.5%
5,565		Adidas-Salomon AG.		1,296,789
53,315		Bayer AG.		3,646,696
27,601		Deutsche Post AG.		1,317,999
18,242		HeidelbergCement AG.		1,033,850
34,526		Infineon Technologies AG.		1,168,015
18,886		Lanxess AG.		829,060
36,158		RWE AG.		1,574,410
19,090		Siemens AG.		2,643,340
8,066		Volkswagen AG. (Preference)		1,386,153
		TOTAL GERMANY		14,896,312
HONG KONG - 1.5%
42,799		Hong Kong Exchanges and Clearing Ltd		2,006,131
		TOTAL HONG KONG		2,006,131
IRELAND - 1.4%
46,121		CRH plc		1,839,542
		TOTAL IRELAND		1,839,542
ITALY - 1.9%
143,880		Enel S.p.A.		960,651
28,282		Moncler S.p.A		1,569,137
		TOTAL ITALY		2,529,788

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
JAPAN - 18.7%
97,500		Daiichi Sankyo Co Ltd	$2,129,106
8,484		Daikin Industries Ltd	1,540,727
59,151	*	Hitachi Ltd	2,960,162
3,000		Keyence Corp	1,391,107
3,174		Nintendo Co Ltd	1,602,114
62,800		ORIX Corp	1,251,764
51,300		Recruit Holdings Co Ltd	2,228,832
47,300	*	SBI Holdings, Inc	1,193,419
21,700		Shiseido Co Ltd	1,096,034
38,492		Sony Corp	3,959,889
42,000		Sumitomo Mitsui Financial Group, Inc	1,326,711
197,615	*	Toyota Motor Corp	3,564,578
		TOTAL JAPAN	24,244,443
KOREA, REPUBLIC OF - 0.6%
1,740		LG Chem Ltd	760,322
		TOTAL KOREA, REPUBLIC OF	760,322
NETHERLANDS - 9.9%
5,282		ASML Holding NV	3,529,546
13,805		Heineken NV	1,320,169
150,906		ING Groep NV	1,575,598
300,495		Koninklijke KPN NV	1,042,711
154,269		Shell plc	4,228,311
43,368		Universal Music Group NV	1,157,670
		TOTAL NETHERLANDS	12,854,005
NORWAY - 1.7%
60,297		Equinor ASA	2,251,287
		TOTAL NORWAY	2,251,287
SPAIN - 1.2%
267,982	e	Banco Bilbao Vizcaya Argentaria S.A.	1,530,157
		TOTAL SPAIN	1,530,157
SWITZERLAND - 7.5%
2,594		Lonza Group AG.	1,879,621
12,469		Nestle S.A.	1,621,203
21,629		Novartis AG.	1,898,842
7,650		Roche Holding AG.	3,026,812
2,761		Zurich Insurance Group AG	1,363,657
		TOTAL SWITZERLAND	9,790,135
TAIWAN - 0.7%
9,065		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	945,117
		TOTAL TAIWAN	945,117
UNITED KINGDOM - 15.8%
30,084		Ashtead Group plc	1,894,221
34,182		AstraZeneca plc	4,532,974
939,991		Barclays plc	1,822,149
161,633		BP plc	792,386
34,134		British American Tobacco plc	1,433,532
69,563		Diageo plc	3,528,551
158,423		HSBC Holdings plc	1,082,118
7,816		Linde plc (Xetra)	2,494,025
16,612		Reckitt Benckiser Group plc	1,267,261
459,024		Tesco plc	1,661,806
		TOTAL UNITED KINGDOM	20,509,023
UNITED STATES - 1.9%
79,917		GlaxoSmithKline plc	1,729,159

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY				VALUE
4,305	Schneider Electric S.A.				$722,768
	TOTAL UNITED STATES				2,451,927
	TOTAL COMMON STOCKS				126,118,288
	(Cost $110,064,025)
				MATURITY
PRINCIPAL	ISSUER	REFERENCERATE & SPREAD	RATE	DATE
SHORT-TERM INVESTMENTS - 2.2%
REPURCHASE AGREEMENT - 2.2%
$2,850,000 r	Fixed Income Clearing Corp (FICC)		0.250%	04/01/22	2,850,000
	TOTAL REPURCHASE AGREEMENT				2,850,000
	TOTAL SHORT-TERM INVESTMENTS				2,850,000
	(Cost $2,850,000)
	TOTAL INVESTMENTS - 99.2%				128,968,288
	(Cost $112,914,025)
	OTHER ASSETS & LIABILITIES, NET - 0.8%				985,587
	NET ASSETS - 100.0%				$129,953,875
ADR	American Depositary Receipt

* Non-income producing

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,391,077.

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $2,850,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $2,907,015.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF LIFE FUNDS - Core Bond Fund

TIAA-CREF LIFE FUNDS

CORE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2022

			REFERENCE				MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD			RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 2.8%
CAPITAL GOODS - 0.1%
$34,891	i	Sensata Technologies, Inc	LIBOR	3M	+ 1.750%	2.678%	09/18/26	$34,751
96,276	i	TransDigm, Inc	LIBOR	1M	+ 2.250%	2.707	08/22/24	94,773
		TOTAL CAPITAL GOODS						129,524
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
73,507	i	Dun & Bradstreet Corp	LIBOR	1M	+ 3.250%	3.697	02/06/26	72,732
37,686	i	GFL Environmental, Inc	LIBOR 1 M + 3.000%			3.500	05/31/25	37,498
100,000	i	Maxar Technologies Ltd	LIBOR	1M	+ 2.750%	2.870	10/04/24	98,321
74,438	i	Spin Holdco, Inc	LIBOR	3M	+ 4.000%	4.750	03/04/28	73,776
88,376	i	Trans Union LLC	LIBOR	1M	+ 1.750%	2.207	11/16/26	86,984
56,450	i	Trans Union LLC	LIBOR	1M	+ 2.250%	2.750	12/01/28	55,956
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES						425,267
CONSUMER SERVICES - 0.1%
99,000	i	IRB Holding Corp	SOFR	3M + 3.000%		3.750	12/15/27	98,339
44,668	i	KUEHG Corp	LIBOR 3M + 3.750%			4.756	02/21/25	43,928
48,241	i	Scientific Games International, Inc	LIBOR	1M	+ 2.750%	3.207	08/14/24	48,030
69,650	i	Stars Group Holdings BV	LIBOR 3 M + 3.500%			3.256	07/21/26	69,026
		TOTAL CONSUMER SERVICES						259,323
DIVERSIFIED FINANCIALS - 0.0%
33,989	i	Lions Gate Capital Holdings LLC	LIBOR	1M	+ 2.250%	2.707	03/24/25	33,458
		TOTAL DIVERSIFIED FINANCIALS						33,458
ENERGY - 0.1%
73,507	i	Buckeye Partners LP	LIBOR	1M	+ 2.250%	2.707	11/01/26	72,898
48,860	i	Delek US Holdings, Inc	LIBOR	1M	+ 2.250%	2.707	03/31/25	47,464
		TOTAL ENERGY						120,362
FOOD, BEVERAGE & TOBACCO - 0.3%
147,375	i	Froneri US, Inc	LIBOR	1M	+ 2.250%	2.707	01/29/27	144,507
99,250	i	Hayward Industries, Inc	LIBOR	1M	+ 2.500%	3.000	05/28/28	97,927
78,744	i	Hearthside Food Solutions LLC	LIBOR	1M	+ 3.688%	4.145	05/23/25	75,730
126,376	i	Hostess Brands LLC	LIBOR	1M	+ 2.250%	3.000	08/01/25	124,593
132,003	i	Triton Water Holdings, Inc	LIBOR	3M	+ 3.500%	4.506	03/31/28	128,537
		TOTAL FOOD, BEVERAGE & TOBACCO						571,294
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
74,250	i	ADMI Corp	LIBOR 1M + 3.375%			3.875	12/23/27	72,870
73,875	i	Da Vinci Purchaser Corp	LIBOR	3M	+ 4.000%	5.006	01/08/27	73,475
99,000	i	Global Medical Response, Inc	LIBOR 1 M + 4.250%			5.250	10/25/25	98,164
3,641	i	Grifols Worldwide Operations USA, Inc	LIBOR	1M	+ 2.000%	2.457	11/15/27	3,576
40,106	i	NMN Holdings III Corp	LIBOR	1M	+ 3.750%	4.207	11/13/25	38,803
8,605	i	NMN Holdings III Corp	Prime 3M + 2.750%			6.250	11/13/25	8,325
		TOTAL HEALTH CARE EQUIPMENT & SERVICES						295,213
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
34,650	i	Energizer Holdings, Inc	LIBOR	1M	+ 2.250%	2.750	12/16/27	34,044
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS						34,044
INSURANCE - 0.1%
96,530	i	Acrisure LLC	LIBOR	1M	+ 3.500%	3.957	02/15/27	95,002
98,000	i	NFP Corp	LIBOR 1M + 3.250%			3.707	02/15/27	96,102
		TOTAL INSURANCE						191,104
MATERIALS - 0.1%
99,500	i	Eco Services Operations Corp	LIBOR	3M + 2.500%		3.000	06/09/28	98,090

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE			MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD		RATE	DATE	VALUE
$17,801	i	Messer Industries USA, Inc	LIBOR	3M + 2.500%	2.724%	03/01/26	$17,531
		TOTAL MATERIALS					115,621
MEDIA & ENTERTAINMENT - 0.2%
36,545	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR	3M + 6.000%	7.000	11/24/25	36,461
34,819	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 1.000%		2.000	11/24/27	34,514
24,813	i	CNT Holdings I Corp	LIBOR	3M + 3.500%	4.250	11/08/27	24,652
66,850	i	DIRECTV Financing LLC	LIBOR	1M + 5.000%	5.750	08/02/27	66,702
99,250	i	INEOS US Petrochem LLC	LIBOR 1M + 2.750%		3.250	01/29/26	97,364
29,223	i	Nielsen Finance LLC	LIBOR	1M + 2.000%	2.306	10/04/23	29,178
142,196	i	Ryan Specialty Group LLC	LIBOR	1M + 3.000%	3.750	09/01/27	141,011
50,000	i	Virgin Media Bristol LLC	LIBOR	1M + 2.500%	2.897	01/31/28	49,321
43,670	i	Woof Holdings, Inc	LIBOR	3M + 3.750%	4.678	12/21/27	43,288
		TOTAL MEDIA & ENTERTAINMENT					522,491
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
62,595	i	Bausch Health Americas, Inc	LIBOR	1M + 3.000%	3.457	06/02/25	62,021
56,691	i	Bausch Health Americas, Inc	LIBOR	1M + 2.750%	3.207	11/27/25	56,124
95,229	i	Endo Luxembourg Finance Co I Sarl	LIBOR	1M + 5.000%	5.750	03/27/28	88,990
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES					207,135
REAL ESTATE - 0.0%
96,775	i	Cushman & Wakefield plc	LIBOR	1M + 2.750%	3.207	08/21/25	95,323
		TOTAL REAL ESTATE					95,323
SOFTWARE & SERVICES - 1.3%
24,476	i	Camelot Finance S.A.	LIBOR	1M + 3.000%	3.457	10/30/26	24,180
49,875	i	Magenta Buyer LLC	LIBOR 3M + 5.000%		5.750	07/27/28	49,414
2,640,000	h,i	NortonLifeLock, Inc	SOFR + 2.000%		2.500	01/28/29	2,604,809
99,000	i	Rackspace Technology Global, Inc	LIBOR	3M + 2.750%	3.500	02/03/28	96,984
73,300	i	Rocket Software, Inc	LIBOR	1M + 4.250%	4.707	11/28/25	72,212
		TOTAL SOFTWARE & SERVICES					2,847,599
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
81,892	i	Plantronics, Inc	LIBOR	1M + 2.500%	2.957	07/02/25	81,150
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT					81,150
TRANSPORTATION - 0.1%
30,000	i	Air Canada	LIBOR	3M + 3.500%	4.250	08/11/28	29,687
47,490	i	American Airlines, Inc	LIBOR	3M + 2.000%	2.840	12/14/23	46,851
25,000	i	Mileage Plus Holdings LLC	LIBOR	3M + 5.250%	6.250	06/18/27	25,906
		TOTAL TRANSPORTATION					102,444
		TOTAL BANK LOAN OBLIGATIONS					6,031,352
		(Cost $6,086,237)
BONDS - 93.3%
CORPORATE BONDS - 36.6%
AUTOMOBILES & COMPONENTS - 0.4%
5,000		Dana, Inc			5.375	11/15/27	4,969
25,000		Dana, Inc			4.250	09/01/30	22,880
100,000	g	Gates Global LLC			6.250	01/15/26	100,093
150,000		General Motors Co			6.125	10/01/25	161,028
125,000		General Motors Co			5.200	04/01/45	126,522
100,000		Genuine Parts Co			2.750	02/01/32	91,767
100,000	e	Goodyear Tire & Rubber Co			5.250	04/30/31	93,626
200,000	g	Hyundai Capital Services, Inc			2.125	04/24/25	191,715
		TOTAL AUTOMOBILES & COMPONENTS					792,600
BANKS - 8.4%
200,000	g	Banco de Credito del Peru			3.125	07/01/30	188,200
200,000	g	Banco de Credito e Inversiones S.A.			2.875	10/14/31	184,612
200,000	g	Banco Internacional del Peru SAA Interbank			3.375	01/18/23	200,600

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$200,000		Banco Santander S.A.		1.722%	09/14/27	$180,640
200,000		Banco Santander S.A.		4.750	N/A‡	184,400
200,000		Bancolombia S.A.		3.000	01/29/25	194,540
200,000	g	Bangkok Bank PCL		3.466	09/23/36	180,244
200,000	g	Bank Hapoalim BM		3.255	01/21/32	184,000
200,000	g	Bank Leumi Le-Israel BM		3.275	01/29/31	185,000
950,000		Bank of America Corp		0.810	10/24/24	919,138
400,000		Bank of America Corp		3.384	04/02/26	399,462
1,000,000		Bank of America Corp		2.592	04/29/31	922,567
500,000		Bank of America Corp		1.922	10/24/31	434,339
275,000		Bank of America Corp		2.572	10/20/32	249,883
200,000		Bank of America Corp		2.972	02/04/33	187,399
200,000		Bank of America Corp		3.846	03/08/37	191,524
350,000		Bank of America Corp		2.676	06/19/41	295,525
200,000		Bank of America Corp		6.100	N/A‡	208,611
55,000		Bank of Montreal		3.803	12/15/32	54,352
100,000		Barclays plc		2.279	11/24/27	92,838
300,000	e	Barclays plc		3.330	11/24/42	260,933
150,000	g	BNP Paribas S.A.		2.819	11/19/25	146,454
300,000	g	BNP Paribas S.A.		1.904	09/30/28	268,527
200,000	g	BNP Paribas S.A.		7.375	N/A‡	215,500
125,000		Citigroup, Inc		3.875	03/26/25	126,642
500,000		Citigroup, Inc		3.200	10/21/26	496,058
175,000		Citigroup, Inc		4.300	11/20/26	179,966
95,000		Citigroup, Inc		4.450	09/29/27	97,987
100,000		Citigroup, Inc		4.125	07/25/28	101,513
275,000		Citigroup, Inc		2.666	01/29/31	254,785
140,000		Citigroup, Inc		2.572	06/03/31	128,255
600,000		Citigroup, Inc		2.520	11/03/32	538,293
200,000		Citigroup, Inc		5.000	N/A‡	198,000
325,000	g	Cooperatieve Rabobank UA		1.339	06/24/26	303,333
200,000	g	Credicorp Ltd		2.750	06/17/25	192,553
150,000	g	Credit Agricole S.A.		3.250	10/04/24	149,995
150,000		Discover Bank		2.450	09/12/24	147,362
150,000		Discover Bank		3.450	07/27/26	149,129
250,000		Discover Bank		2.700	02/06/30	228,824
385,000		HSBC Holdings plc		4.292	09/12/26	389,961
50,000		HSBC Holdings plc		4.375	11/23/26	50,910
500,000		HSBC Holdings plc		2.251	11/22/27	465,868
50,000		HSBC Holdings plc		2.013	09/22/28	45,337
550,000		HSBC Holdings plc		6.000	N/A‡	559,625
150,000		JPMorgan Chase & Co		2.700	05/18/23	150,583
200,000		JPMorgan Chase & Co		2.301	10/15/25	195,877
25,000		JPMorgan Chase & Co		2.005	03/13/26	24,102
250,000		JPMorgan Chase & Co		3.200	06/15/26	251,344
500,000		JPMorgan Chase & Co		3.702	05/06/30	502,648
150,000		JPMorgan Chase & Co		2.522	04/22/31	139,053
175,000		JPMorgan Chase & Co		2.956	05/13/31	163,747
725,000		JPMorgan Chase & Co		1.953	02/04/32	635,102
300,000		JPMorgan Chase & Co		3.157	04/22/42	271,970
310,000		JPMorgan Chase & Co		3.650	N/A‡	289,850
100,000		JPMorgan Chase & Co		5.000	N/A‡	99,668
178,000		JPMorgan Chase & Co		6.100	N/A‡	182,450
300,000		Lloyds Banking Group plc		6.750	N/A‡	315,084
200,000		Lloyds Banking Group plc		7.500	N/A‡	212,583
250,000		M&T Bank Corp		3.500	N/A‡	224,683
250,000	g	NBK SPC Ltd		1.625	09/15/27	229,376
200,000	g	Oversea-Chinese Banking Corp Ltd		1.832	09/10/30	188,244
300,000		PNC Financial Services Group, Inc		3.400	N/A‡	270,150
200,000		Royal Bank of Canada		2.550	07/16/24	199,094
200,000		Royal Bank of Scotland Group plc		3.073	05/22/28	191,976
100,000		Toronto-Dominion Bank		3.625	09/15/31	100,375
200,000		Truist Financial Corp		4.950	N/A‡	204,800
200,000		Truist Financial Corp		4.800	N/A‡	196,500

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$200,000	g	UBS Group AG.		1.494%	08/10/27	$181,539
200,000	g	UBS Group AG.		3.179	02/11/43	177,709
200,000	g	UBS Group AG.		3.875	N/A‡	184,190
150,000		Wells Fargo & Co		3.750	01/24/24	152,740
100,000		Wells Fargo & Co		3.550	09/29/25	101,294
100,000		Wells Fargo & Co		3.526	03/24/28	99,799
375,000		Wells Fargo & Co		2.393	06/02/28	354,600
450,000		Wells Fargo & Co		3.900	N/A‡	431,348
		TOTAL BANKS				18,256,162
CAPITAL GOODS - 1.0%
450,000		Boeing Co		2.196	02/04/26	425,437
200,000		Boeing Co		2.950	02/01/30	185,312
25,000		Boeing Co		3.250	02/01/35	22,323
250,000		Boeing Co		5.805	05/01/50	288,684
200,000	g	Embraer Netherlands Finance BV		6.950	01/17/28	211,500
62,000	g	H&E Equipment Services, Inc		3.875	12/15/28	58,125
50,000	e	Lockheed Martin Corp		1.850	06/15/30	45,349
175,000		Northrop Grumman Corp		3.250	01/15/28	175,008
75,000		Parker-Hannifin	Corp	3.250	06/14/29	74,040
175,000		Raytheon Technologies Corp		4.125	11/16/28	182,928
50,000		Raytheon Technologies Corp		2.250	07/01/30	46,313
125,000		Roper Technologies, Inc		1.400	09/15/27	113,277
75,000		Roper Technologies, Inc		2.000	06/30/30	66,582
200,000	g	TSMC Global Ltd		1.000	09/28/27	175,712
15,000	g	WESCO Distribution, Inc		7.250	06/15/28	15,932
		TOTAL CAPITAL GOODS				2,086,522
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
40,000	g	ADT Corp		4.875	07/15/32	36,800
15,000	g	ASGN, Inc		4.625	05/15/28	14,618
13,000	g	Booz Allen Hamilton, Inc		3.875	09/01/28	12,549
25,000	g	Booz Allen Hamilton, Inc		4.000	07/01/29	24,411
10,000	g	GFL Environmental, Inc		4.250	06/01/25	9,937
65,000	g	GFL Environmental, Inc		5.125	12/15/26	65,553
31,000	g	GFL Environmental, Inc		3.500	09/01/28	29,104
50,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	51,009
26,000	g	Prime Security Services Borrower LLC		3.375	08/31/27	23,787
70,000	e,g	Prime Security Services Borrower LLC		6.250	01/15/28	68,502
75,000		Verisk Analytics, Inc		3.625	05/15/50	70,580
32,000	g	WASH Multifamily Acquisition, Inc		5.750	04/15/26	32,080
100,000		Waste Management, Inc		2.500	11/15/50	80,584
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				519,514
CONSUMER DURABLES & APPAREL - 0.0%
8,000		Newell Brands, Inc		4.875	06/01/25	8,258
		TOTAL CONSUMER DURABLES & APPAREL				8,258
CONSUMER SERVICES - 0.3%
500,000		Anheuser-Busch Cos LLC		3.650	02/01/26	511,006
37,000	g	Cedar Fair LP		5.500	05/01/25	37,996
6,000	g	Hilton Domestic Operating Co, Inc		5.750	05/01/28	6,208
74,000	g	Hilton Domestic Operating Co, Inc		3.625	02/15/32	67,155
20,000	g	International Game Technology plc		4.125	04/15/26	19,750
60,000	g	International Game Technology plc		6.250	01/15/27	63,207
25,000	g	Marriott Ownership Resorts, Inc		4.500	06/15/29	23,562
		TOTAL CONSUMER SERVICES				728,884
DIVERSIFIED FINANCIALS - 3.8%
150,000		AerCap Ireland Capital DAC		1.750	01/30/26	137,617
200,000		AerCap Ireland Capital DAC		2.450	10/29/26	184,990
150,000		AerCap Ireland Capital DAC		3.650	07/21/27	145,338
150,000		AerCap Ireland Capital DAC		3.300	01/30/32	135,219
150,000		AerCap Ireland Capital DAC		3.850	10/29/41	131,541

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$200,000		Ally Financial, Inc		4.700%	N/A‡	$188,262
300,000		American Express Co		3.550	N/A‡	273,390
225,000		Bank of New York Mellon Corp		4.700	N/A‡	230,400
360,000		Capital One Bank USA NA		3.375	02/15/23	362,709
185,000	e	Capital One Financial Corp		3.950	N/A‡	172,069
200,000		Charles Schwab Corp		5.375	N/A‡	206,000
125,000	g	Credit Suisse Group AG.		1.305	02/02/27	112,191
200,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	201,834
150,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	149,445
100,000		Deutsche Bank AG.		2.311	11/16/27	91,642
150,000		Deutsche Bank AG.		3.035	05/28/32	134,797
200,000		Deutsche Bank AG.		4.789	N/A‡	186,062
150,000		Ford Motor Credit Co LLC		3.096	05/04/23	149,823
500,000		GE Capital International Funding Co		4.418	11/15/35	536,894
350,000		General Motors Financial Co, Inc		2.750	06/20/25	339,941
100,000		General Motors Financial Co, Inc		5.650	01/17/29	108,132
150,000		General Motors Financial Co, Inc		2.700	06/10/31	132,078
300,000		Goldman Sachs Group, Inc		3.500	04/01/25	302,237
375,000		Goldman Sachs Group, Inc		2.640	02/24/28	358,548
280,000		Goldman Sachs Group, Inc		2.615	04/22/32	254,481
50,000		Goldman Sachs Group, Inc		4.017	10/31/38	50,526
85,000		Goldman Sachs Group, Inc		4.800	07/08/44	94,241
50,000		Icahn Enterprises LP		5.250	05/15/27	49,071
38,000		Icahn Enterprises LP		4.375	02/01/29	34,865
200,000	g	Indian Railway Finance Corp Ltd		3.249	02/13/30	186,837
100,000		International Lease Finance Corp		5.875	08/15/22	101,221
80,000	g	LCM Investments Holdings II LLC		4.875	05/01/29	75,558
68,000	g	LPL Holdings, Inc		4.000	03/15/29	64,531
200,000	g	Macquarie Bank, London		6.125	N/A‡	199,300
150,000		Morgan Stanley		2.720	07/22/25	148,496
125,000		Morgan Stanley		2.188	04/28/26	120,746
575,000		Morgan Stanley		3.125	07/27/26	570,038
250,000		Morgan Stanley		1.512	07/20/27	229,801
75,000		Morgan Stanley		1.794	02/13/32	64,494
60,000		Northern Trust Corp		4.600	N/A‡	60,150
200,000	g	Power Finance Corp Ltd		3.950	04/23/30	191,102
50,000		SLM Corp		5.500	01/25/23	50,625
200,000	g	Societe Generale S.A.		4.027	01/21/43	173,875
15,000		Springleaf Finance Corp		5.375	11/15/29	14,574
200,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	207,000
75,000		Synchrony Financial		4.250	08/15/24	76,046
75,000		Synchrony Financial		3.950	12/01/27	74,278
135,000		Voya Financial, Inc		5.650	05/15/53	135,678
		TOTAL DIVERSIFIED FINANCIALS				8,198,693
ENERGY - 3.4%
19,000	g	Archrock Partners LP		6.250	04/01/28	18,726
200,000		Cenovus Energy, Inc		4.250	04/15/27	206,374
100,000		Cenovus Energy, Inc		2.650	01/15/32	90,568
100,000		Diamondback Energy, Inc		3.125	03/24/31	95,505
100,000		Diamondback Energy, Inc		4.250	03/15/52	98,834
35,000	g	DT Midstream, Inc		4.125	06/15/29	33,558
30,000	g	DT Midstream, Inc		4.375	06/15/31	28,725
50,000		Ecopetrol S.A.		5.875	09/18/23	51,275
45,000		Ecopetrol S.A.		6.875	04/29/30	47,219
200,000		Ecopetrol S.A.		4.625	11/02/31	181,000
150,000		Enbridge, Inc		5.750	07/15/80	155,250
33,000	g	Energean Israel Finance Ltd		4.875	03/30/26	31,843
100,000		Energy Transfer Operating LP		2.900	05/15/25	97,815
50,000		Energy Transfer Operating LP		4.750	01/15/26	51,960
100,000		Energy Transfer Operating LP		5.500	06/01/27	107,464
150,000		Energy Transfer Operating LP		4.950	06/15/28	157,536
100,000		Energy Transfer Operating LP		6.250	04/15/49	114,748
175,000		Energy Transfer Operating LP		5.000	05/15/50	177,072

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$6,000	g	EnLink Midstream LLC		5.625%	01/15/28	$6,120
100,000		Enterprise Products Operating LLC		3.700	02/15/26	101,280
100,000		Enterprise Products Operating LLC		3.125	07/31/29	98,196
100,000		Enterprise Products Operating LLC		4.250	02/15/48	100,400
100,000		Enterprise Products Operating LLC		4.200	01/31/50	99,227
125,000		Enterprise Products Operating LLC		3.300	02/15/53	106,645
100,000	g	EQM Midstream Partners LP		4.500	01/15/29	93,500
25,000	g	EQT Corp		3.125	05/15/26	24,282
40,000	g	Ferrellgas Escrow LLC		5.375	04/01/26	37,770
44,000	g	Ferrellgas Escrow LLC		5.875	04/01/29	40,611
200,000	g	Galaxy Pipeline Assets Bidco Ltd		2.625	03/31/36	179,492
10,000	g	Hilcorp Energy I LP		5.750	02/01/29	10,006
9,000	g	Hilcorp Energy I LP		6.000	02/01/31	9,023
75,000		Marathon Petroleum Corp		3.800	04/01/28	75,467
100,000		Marathon Petroleum Corp		5.000	09/15/54	101,967
150,000		MPLX LP		1.750	03/01/26	140,554
450,000		MPLX LP		2.650	08/15/30	412,344
125,000		MPLX LP		4.700	04/15/48	125,925
34,000		Murphy Oil Corp		5.875	12/01/27	34,595
33,000		Occidental Petroleum Corp		5.500	12/01/25	34,726
75,000		Occidental Petroleum Corp		4.100	02/15/47	69,375
200,000	g	Oleoducto Central S.A.		4.000	07/14/27	188,492
225,000		ONEOK, Inc		4.550	07/15/28	231,189
225,000		ONEOK, Inc		4.350	03/15/29	229,739
100,000		ONEOK, Inc		4.500	03/15/50	95,653
67,000	g	Parkland Corp		4.500	10/01/29	62,119
200,000	g	Pertamina Persero PT		1.400	02/09/26	184,263
100,000		Petrobras Global Finance BV		5.600	01/03/31	101,250
100,000	e	Petroleos Mexicanos		5.950	01/28/31	92,301
67,000		Petroleos Mexicanos		6.700	02/16/32	63,650
200,000	g	Petronas Energy Canada Ltd		2.112	03/23/28	187,062
200,000		Phillips 66		2.150	12/15/30	177,644
100,000		Phillips 66		3.300	03/15/52	88,025
200,000	g	Qatar Petroleum		2.250	07/12/31	184,022
200,000	g	S.A. Global Sukuk Ltd		0.946	06/17/24	191,224
175,000		Sabine Pass Liquefaction LLC		4.200	03/15/28	179,705
100,000		Sabine Pass Liquefaction LLC		4.500	05/15/30	104,577
50,000	g	Santos Finance Ltd		3.649	04/29/31	46,721
200,000	g	Saudi Arabian Oil Co		2.250	11/24/30	183,132
125,000		Sunoco Logistics Partners Operations LP		4.000	10/01/27	125,804
25,000		Sunoco Logistics Partners Operations LP		5.400	10/01/47	26,173
23,000		Sunoco LP		4.500	05/15/29	21,699
100,000	h	Targa Resources Corp		4.200	02/01/33	100,912
100,000	h	Targa Resources Corp		4.950	04/15/52	101,881
25,000		Targa Resources Partners LP		6.500	07/15/27	26,303
20,000		Targa Resources Partners LP		4.000	01/15/32	19,240
150,000		Total Capital International S.A.		3.127	05/29/50	136,849
175,000		TransCanada PipeLines Ltd		4.250	05/15/28	181,821
200,000		Transcanada Trust		5.500	09/15/79	199,600
40,000		USA Compression Partners LP		6.875	04/01/26	40,360
25,000		USA Compression Partners LP		6.875	09/01/27	25,096
25,000		Vale Overseas Ltd		6.875	11/21/36	30,157
80,000		Williams Cos, Inc		2.600	03/15/31	73,665
		TOTAL ENERGY				7,347,305
FOOD & STAPLES RETAILING - 0.2%
60,000		Kroger Co		3.875	10/15/46	58,978
100,000		SYSCO Corp		3.150	12/14/51	85,284
100,000		Walmart, Inc		1.050	09/17/26	93,106
200,000		Walmart, Inc		1.800	09/22/31	181,936
		TOTAL FOOD & STAPLES RETAILING				419,304
FOOD, BEVERAGE & TOBACCO - 1.0%
50,000		Altria Group, Inc		3.400	05/06/30	48,087

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$75,000		Altria Group, Inc		5.950%	02/14/49	$81,192
380,000		Anheuser-Busch InBev Worldwide, Inc		4.750	01/23/29	411,987
50,000		Anheuser-Busch InBev Worldwide, Inc		4.439	10/06/48	52,340
125,000		BAT Capital Corp		2.259	03/25/28	112,159
150,000		BAT Capital Corp		4.906	04/02/30	154,507
200,000		BAT International Finance plc		4.448	03/16/28	200,425
175,000	g	Cia Cervecerias Unidas S.A.		3.350	01/19/32	166,318
100,000		Constellation Brands, Inc		4.400	11/15/25	103,186
100,000		Constellation Brands, Inc		3.700	12/06/26	100,870
100,000		Constellation Brands, Inc		3.150	08/01/29	96,562
100,000		Constellation Brands, Inc		2.875	05/01/30	93,799
100,000		Constellation Brands, Inc		2.250	08/01/31	88,055
100,000		Diageo Capital plc		2.125	10/24/24	98,303
100,000		Diageo Capital plc		2.375	10/24/29	94,670
200,000		Diageo Capital plc		2.000	04/29/30	182,370
41,000	g	Post Holdings, Inc		4.625	04/15/30	36,918
75,000	g	Primo Water Holdings, Inc		4.375	04/30/29	67,883
		TOTAL FOOD, BEVERAGE & TOBACCO				2,189,631
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
60,000		Abbott Laboratories		5.300	05/27/40	73,084
100,000		Anthem, Inc		2.250	05/15/30	91,756
55,000		Becton Dickinson & Co		2.823	05/20/30	52,330
100,000		Boston Scientific Corp		2.650	06/01/30	93,832
35,000		Centene Corp		2.450	07/15/28	31,979
180,000		Centene Corp		3.000	10/15/30	165,325
200,000		Children's Hospital Medic		4.268	05/15/44	216,458
40,000	g	CHS/Community Health Systems, Inc		5.250	05/15/30	38,392
55,000		Cigna Corp		3.200	03/15/40	49,993
225,000		CVS Health Corp		3.750	04/01/30	228,935
400,000		CVS Health Corp		1.750	08/21/30	350,558
400,000		CVS Health Corp		4.780	03/25/38	437,135
200,000		CVS Health Corp		5.050	03/25/48	226,498
250,000		Dartmouth-Hitchcock Health		4.178	08/01/48	258,262
60,000	g	DaVita, Inc		4.625	06/01/30	56,028
160,000		HCA, Inc		5.625	09/01/28	173,000
100,000		HCA, Inc		5.500	06/15/47	112,840
100,000		Humana, Inc		3.950	03/15/27	101,571
300,000		Humana, Inc		2.150	02/03/32	262,851
20,000	g	LifePoint Health, Inc		4.375	02/15/27	19,322
67,000		MPT Operating Partnership LP		3.500	03/15/31	62,224
10,000	g	Tenet Healthcare Corp		4.625	06/15/28	9,812
80,000	g	Tenet Healthcare Corp		4.375	01/15/30	76,794
240,000		UnitedHealth Group, Inc		2.300	05/15/31	225,400
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				3,414,379
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000		Church & Dwight Co, Inc		2.300	12/15/31	91,483
30,000	g	Compass Group Diversified	Holdings LLC	5.250	04/15/29	28,200
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				119,683
INSURANCE - 1.1%
62,000	g	Acrisure LLC		4.250	02/15/29	56,322
100,000		American Financial Group, Inc		3.500	08/15/26	100,911
25,000	g	AmWINS Group, Inc		4.875	06/30/29	24,001
175,000		Aon plc		3.500	06/14/24	176,482
75,000		Berkshire Hathaway Finance Corp		2.875	03/15/32	72,720
75,000		Berkshire Hathaway Finance Corp		4.250	01/15/49	82,133
100,000		CNA Financial Corp		3.950	05/15/24	101,553
175,000		CNA Financial Corp		2.050	08/15/30	155,312
100,000	g	Equitable Financial Life Global Funding		1.400	07/07/25	93,872
500,000		Hartford Financial Services Group, Inc		2.800	08/19/29	475,582
100,000		Hartford Financial Services Group, Inc		4.300	04/15/43	100,490
100,000		Hartford Financial Services Group, Inc		2.900	09/15/51	82,228

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$100,000	g	HCA, Inc		3.625%	03/15/32	$97,996
100,000	g	Liberty Mutual Group, Inc		3.951	10/15/50	94,587
100,000		MetLife, Inc		3.600	11/13/25	102,014
115,000	e	MetLife, Inc		3.850	N/A‡	113,413
150,000		PartnerRe Finance B LLC		4.500	10/01/50	144,750
175,000		Prudential Financial, Inc		3.700	10/01/50	160,370
100,000		Reinsurance Group of America, Inc		3.900	05/15/29	100,979
		TOTAL INSURANCE				2,335,715
MATERIALS - 1.5%
250,000		Amcor Flexibles North America, Inc		2.690	05/25/31	229,515
100,000	g	Anglo American Capital plc		3.875	03/16/29	100,046
200,000	g	Anglo American Capital plc		2.625	09/10/30	181,342
200,000		AngloGold Ashanti Holdings plc		3.750	10/01/30	187,100
38,000		Ball Corp		2.875	08/15/30	34,069
100,000		Bemis Co, Inc		2.630	06/19/30	92,155
225,000		Berry Global, Inc		1.570	01/15/26	209,605
150,000		Berry Global, Inc		1.650	01/15/27	136,633
200,000	g	Celulosa Arauco y Constitucion S.A.		4.250	04/30/29	199,034
200,000	g	Cemex SAB de C.V.		5.450	11/19/29	202,252
200,000	g	Corp Nacional del Cobre de Chile		3.150	01/14/30	192,317
100,000		Freeport-McMoRan, Inc		5.450	03/15/43	111,984
200,000	g	GCC SAB de C.V.		3.614	04/20/32	185,500
70,000		Newmont Corp		2.250	10/01/30	63,975
65,000		Newmont Corp		2.600	07/15/32	59,795
100,000	g	Nova Chemicals Corp		4.875	06/01/24	101,125
100,000		Nutrien Ltd		2.950	05/13/30	96,455
200,000	g	OCP S.A.		3.750	06/23/31	181,314
200,000	g	Orbia Advance Corp SAB de C.V.		1.875	05/11/26	187,360
19,000	g	PolyOne Corp		5.750	05/15/25	19,505
200,000		Suzano Austria GmbH		3.750	01/15/31	188,300
200,000	g	UltraTech Cement Ltd		2.800	02/16/31	175,634
100,000		WRKCo, Inc		3.000	06/15/33	93,395
		TOTAL MATERIALS				3,228,410
MEDIA & ENTERTAINMENT - 2.5%
100,000		Activision Blizzard, Inc		1.350	09/15/30	86,680
150,000		Agree LP		2.000	06/15/28	135,881
100,000	g	Arches Buyer, Inc		4.250	06/01/28	93,286
100,000		AstraZeneca Finance LLC		2.250	05/28/31	93,114
200,000	g	BOC Aviation USA Corp		1.625	04/29/24	192,110
200,000	g	Cable Onda S.A.		4.500	01/30/30	195,100
100,000	g	CCO Holdings LLC		5.125	05/01/27	100,147
125,000		Charter Communications Operating LLC		2.250	01/15/29	112,484
25,000		Charter Communications Operating LLC		2.800	04/01/31	22,532
50,000		Charter Communications Operating LLC		5.125	07/01/49	49,604
600,000		Charter Communications Operating LLC		4.800	03/01/50	569,946
475,000		Comcast Corp		2.350	01/15/27	461,870
150,000		Comcast Corp		4.150	10/15/28	157,623
100,000		Comcast Corp		1.500	02/15/31	87,130
300,000		Comcast Corp		3.200	07/15/36	287,013
500,000	g	Comcast Corp		2.887	11/01/51	421,518
40,000	g	DIRECTV Holdings LLC		5.875	08/15/27	39,350
75,000		Discovery Communications LLC		3.625	05/15/30	72,847
50,000		DISH DBS Corp		5.000	03/15/23	50,177
60,000	g	DISH DBS Corp		5.250	12/01/26	57,150
50,000		DISH DBS Corp		5.125	06/01/29	42,579
250,000	g	GSK Consumer Healthcare Capital US LLC		3.375	03/24/27	249,997
250,000	g	GSK Consumer Healthcare Capital US LLC		3.625	03/24/32	249,765
15,000		Lamar Media Corp		3.625	01/15/31	13,772
250,000	g	Magallanes, Inc		5.050	03/15/42	255,008
75,000	g	Magallanes, Inc		5.141	03/15/52	76,732
225,000	g	Misc Capital Two Labuan Ltd		3.625	04/06/25	224,838
33,000	g	News Corp		3.875	05/15/29	31,185

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$100,000	g	S&P Global, Inc		4.250%	05/01/29	$105,307
110,000	g	Sirius XM Radio, Inc		4.000	07/15/28	104,500
50,000	g	Sirius XM Radio, Inc		4.125	07/01/30	46,808
50,000	g	TEGNA, Inc		4.750	03/15/26	49,974
25,000		TEGNA, Inc		4.625	03/15/28	24,868
50,000		Time Warner Cable LLC		5.875	11/15/40	53,735
100,000		ViacomCBS, Inc		3.375	02/15/28	97,871
250,000		Walt Disney Co		3.000	09/15/22	251,935
200,000		Weibo Corp		3.375	07/08/30	170,657
		TOTAL MEDIA & ENTERTAINMENT				5,335,093
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
100,000		AbbVie, Inc		2.850	05/14/23	100,596
425,000		AbbVie, Inc		4.050	11/21/39	436,648
125,000		AbbVie, Inc		4.400	11/06/42	131,878
50,000		AbbVie, Inc		4.450	05/14/46	53,129
100,000		AbbVie, Inc		4.250	11/21/49	103,772
100,000		AstraZeneca plc		3.125	06/12/27	100,638
150,000		AstraZeneca plc		1.375	08/06/30	130,715
30,000	g	Avantor Funding, Inc		4.625	07/15/28	29,670
155,000		Bristol-Myers Squibb Co		2.350	11/13/40	130,797
100,000		Bristol-Myers Squibb Co		2.550	11/13/50	83,008
75,000		Danaher Corp		2.800	12/10/51	63,730
23,000	g	Endo Luxembourg Finance Co I Sarl		6.125	04/01/29	20,987
150,000		Gilead Sciences, Inc		2.800	10/01/50	122,749
100,000		Merck & Co, Inc		2.750	12/10/51	87,104
200,000	g	Organon Finance	LLC	5.125	04/30/31	193,000
175,000		Takeda Pharmaceutical Co Ltd		2.050	03/31/30	157,961
100,000		Takeda Pharmaceutical Co Ltd		3.025	07/09/40	89,161
150,000		Teva Pharmaceutical Finance Netherlands III BV		3.150	10/01/26	135,808
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2,171,351
REAL ESTATE - 2.5%
100,000		Alexandria Real Estate Equities, Inc		3.950	01/15/27	102,239
100,000		Alexandria Real Estate Equities, Inc		3.950	01/15/28	102,107
100,000		Alexandria Real Estate Equities, Inc		4.900	12/15/30	110,554
100,000		Alexandria Real Estate Equities, Inc		1.875	02/01/33	84,579
100,000		American Tower Corp		2.950	01/15/25	98,866
50,000		American Tower Corp		3.375	10/15/26	49,333
150,000		American Tower Corp		3.800	08/15/29	149,270
175,000		American Tower Corp		2.900	01/15/30	162,387
50,000		American Tower Corp		2.100	06/15/30	43,606
50,000		American Tower Corp		1.875	10/15/30	42,553
150,000		Brandywine Operating Partnership LP		4.100	10/01/24	151,757
200,000		Brixmor Operating Partnership LP		3.850	02/01/25	201,472
100,000		Brixmor Operating Partnership LP		2.250	04/01/28	91,324
100,000		Brixmor Operating Partnership LP		2.500	08/16/31	88,324
50,000		Corporate Office	Properties LP	2.750	04/15/31	44,886
245,000		Crown Castle International Corp		2.250	01/15/31	215,939
50,000		CubeSmart LP		2.250	12/15/28	45,404
50,000		Equinix, Inc		2.150	07/15/30	43,758
150,000		Essential Properties LP		2.950	07/15/31	131,226
50,000		Essex Portfolio LP		3.000	01/15/30	47,872
125,000		Federal Realty Investment Trust		1.250	02/15/26	115,031
200,000	g	HAT Holdings I LLC		3.375	06/15/26	190,000
175,000		Healthcare Realty Trust, Inc		3.875	05/01/25	176,189
100,000		Healthcare Realty Trust, Inc		2.400	03/15/30	90,712
100,000	e	Healthcare Realty Trust, Inc		2.050	03/15/31	86,990
125,000		Healthcare Trust of America Holdings LP		3.500	08/01/26	124,623
50,000		Healthcare Trust of America Holdings LP		3.100	02/15/30	47,529
100,000		Highwoods Realty LP		3.875	03/01/27	100,713
50,000		Highwoods Realty LP		2.600	02/01/31	45,368
24,000	g	Howard Hughes Corp		4.125	02/01/29	22,518
28,000		Kennedy-Wilson, Inc		4.750	03/01/29	26,996

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$29,000		Kennedy-Wilson, Inc		5.000%	03/01/31	$27,840
110,000		Life Storage LP		2.400	10/15/31	96,941
100,000		Mid-America Apartments LP		4.300	10/15/23	101,676
125,000		Mid-America Apartments LP		3.750	06/15/24	126,686
200,000		Mid-America Apartments LP		2.750	03/15/30	190,951
100,000		Mid-America Apartments LP		1.700	02/15/31	86,703
100,000		Mid-America Apartments LP		2.875	09/15/51	83,752
150,000		Regency Centers LP		3.900	11/01/25	152,507
100,000		Regency Centers LP		3.600	02/01/27	101,345
100,000		Regency Centers LP		2.950	09/15/29	95,267
100,000		Retail Properties of America, Inc		4.750	09/15/30	103,346
500,000	g	SBA Tower Trust		2.836	01/15/25	491,856
420,000	g	SBA Tower Trust		1.884	01/15/26	396,253
87,000		SITE Centers Corp		3.625	02/01/25	87,057
50,000		Weingarten Realty Investors		3.375	10/15/22	50,220
100,000		Weingarten Realty Investors		3.250	08/15/26	99,476
100,000		Weyerhaeuser Co		4.000	03/09/52	99,801
		TOTAL REAL ESTATE				5,425,802
RETAILING - 0.4%
25,000	g	Asbury Automotive Group, Inc		4.625	11/15/29	23,281
50,000	g	Asbury Automotive Group, Inc		5.000	02/15/32	46,477
50,000		AutoNation, Inc		3.800	11/15/27	50,019
100,000	e	AutoZone, Inc		1.650	01/15/31	85,241
45,000	g	Lithia Motors, Inc		4.625	12/15/27	44,663
38,000	g	Magic Mergeco, Inc		5.250	05/01/28	34,888
125,000		O'Reilly Automotive, Inc		3.600	09/01/27	126,340
100,000		O'Reilly Automotive, Inc		4.200	04/01/30	103,423
250,000		O'Reilly Automotive, Inc		1.750	03/15/31	213,549
50,000	g	Staples, Inc		7.500	04/15/26	48,555
28,000	g	Superior Plus LP		4.500	03/15/29	26,310
75,000		Target Corp		2.350	02/15/30	71,646
		TOTAL RETAILING				874,392
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
100,000	g,h	Broadcom, Inc		4.000	04/15/29	99,951
332,000		Broadcom, Inc		4.150	11/15/30	336,478
175,000	g	Broadcom, Inc		2.450	02/15/31	156,114
39,000	g	Broadcom, Inc		3.469	04/15/34	36,119
18,000	g	Broadcom, Inc		3.187	11/15/36	15,626
100,000		Lam Research Corp		4.000	03/15/29	104,813
115,000		NVIDIA Corp		2.000	06/15/31	104,909
100,000	g	NXP BV		3.875	06/18/26	100,321
100,000	g	NXP BV		3.400	05/01/30	96,926
125,000	g	NXP BV		3.125	02/15/42	107,611
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,158,868
SOFTWARE & SERVICES - 0.5%
105,000		Adobe, Inc		2.300	02/01/30	99,343
200,000	g	CA Magnum Holdings		5.375	10/31/26	197,000
10,000	g	Camelot Finance S.A.		4.500	11/01/26	9,725
30,000	g	Clarivate Science Holdings Corp		3.875	07/01/28	28,613
80,000		Fiserv, Inc		3.500	07/01/29	78,743
147,000		Microsoft Corp		2.525	06/01/50	126,934
55,000	g	Open Text Corp		3.875	12/01/29	52,250
15,000	g	Open Text Holdings, Inc		4.125	02/15/30	14,223
200,000	g	Prosus NV		4.193	01/19/32	175,976
50,000	g	Rackspace Technology Global, Inc		3.500	02/15/28	44,731
100,000		salesforce.com, Inc		3.700	04/11/28	103,319
100,000		salesforce.com, Inc		1.950	07/15/31	91,485
100,000		salesforce.com, Inc		2.700	07/15/41	88,499
50,000		Visa, Inc		2.700	04/15/40	45,459
		TOTAL SOFTWARE & SERVICES				1,156,300

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
$165,000		Amphenol Corp		2.800%	02/15/30	$156,438
175,000		Apple, Inc		2.450	08/04/26	172,857
575,000		Apple, Inc		2.050	09/11/26	558,120
60,000		Apple, Inc		2.650	02/08/51	51,755
65,000		Dell International LLC		5.300	10/01/29	70,801
80,000	g	Imola Merger Corp		4.750	05/15/29	77,037
50,000	g	Sensata Technologies BV		4.000	04/15/29	47,611
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,134,619
TELECOMMUNICATION SERVICES - 2.5%
200,000	g	Altice France S.A.		5.125	07/15/29	179,250
400,000		AT&T, Inc		2.250	02/01/32	354,687
564,000		AT&T, Inc		2.550	12/01/33	501,083
150,000		AT&T, Inc		4.500	05/15/35	158,903
300,000		AT&T, Inc		3.300	02/01/52	257,158
480,000		AT&T, Inc		3.550	09/15/55	423,344
11,000		AT&T, Inc		3.650	09/15/59	9,646
100,000	g	Avaya, Inc		6.125	09/15/28	98,617
250,000	g	Bharti Airtel Ltd		3.250	06/03/31	231,054
200,000	g	Empresa Nacional de Telecomunicaciones S.A.		3.050	09/14/32	181,500
200,000	g	Millicom International Cellular S.A.		4.500	04/27/31	186,259
200,000	g	MTN Mauritius Investment Ltd		6.500	10/13/26	210,420
100,000		Telefonica Emisiones SAU		4.103	03/08/27	102,275
100,000		Telefonica Emisiones SAU		4.895	03/06/48	103,401
20,000		T-Mobile USA, Inc		2.250	02/15/26	18,846
30,000		T-Mobile USA, Inc		2.625	02/15/29	27,382
225,000		T-Mobile USA, Inc		3.875	04/15/30	225,864
350,000		T-Mobile USA, Inc		2.550	02/15/31	317,380
100,000		T-Mobile USA, Inc		3.000	02/15/41	84,532
100,000		T-Mobile USA, Inc		4.500	04/15/50	101,166
125,000		T-Mobile USA, Inc		3.300	02/15/51	105,178
100,000		Verizon Communications, Inc		3.150	03/22/30	98,347
50,000		Verizon Communications, Inc		1.680	10/30/30	43,596
25,000		Verizon Communications, Inc		1.750	01/20/31	21,797
500,000	g	Verizon Communications, Inc		2.355	03/15/32	451,608
550,000		Verizon Communications, Inc		3.400	03/22/41	515,579
200,000	g	Vmed O2 UK Financing I plc		4.750	07/15/31	188,500
110,000		Vodafone Group plc		4.375	02/19/43	110,407
150,000		Vodafone Group plc		4.250	09/17/50	149,422
		TOTAL TELECOMMUNICATION SERVICES				5,457,201
TRANSPORTATION - 0.3%
65,000		Burlington Northern Santa Fe LLC		3.050	02/15/51	59,678
275,000		Canadian Pacific Railway Co		2.050	03/05/30	251,912
100,000		CSX Corp		3.800	03/01/28	103,318
75,000		CSX Corp		4.250	03/15/29	79,535
90,000	g	First Student Bidco, Inc		4.000	07/31/29	83,927
50,000		Union Pacific	Corp	2.891	04/06/36	46,720
100,000		Union Pacific	Corp	3.839	03/20/60	100,348
		TOTAL TRANSPORTATION				725,438
UTILITIES - 2.8%
100,000		AEP Transmission Co LLC		3.100	12/01/26	99,751
75,000		AEP Transmission Co LLC		4.000	12/01/46	76,359
100,000		AEP Transmission Co LLC		2.750	08/15/51	81,918
200,000	g	Aeropuerto Internacional de Tocumen S.A.		4.000	08/11/41	181,864
100,000		American Water Capital Corp		3.000	12/01/26	99,739
250,000		American Water Capital Corp		2.800	05/01/30	239,499
60,000		American Water Capital Corp		4.000	12/01/46	60,620
50,000		American Water Capital Corp		3.750	09/01/47	48,806
100,000		American Water Capital Corp		3.450	05/01/50	93,739
100,000		Atmos Energy Corp		1.500	01/15/31	86,140
125,000		Baltimore Gas & Electric Co		3.750	08/15/47	123,101

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$200,000	g	Becle SAB de C.V.		2.500%	10/14/31	$177,420
50,000		Berkshire Hathaway Energy Co		3.250	04/15/28	50,023
200,000		Black Hills Corp		4.250	11/30/23	203,825
100,000		Black Hills Corp		3.150	01/15/27	98,138
100,000		CenterPoint Energy Houston Electric LLC		3.000	03/01/32	97,767
200,000	g	Colbun S.A.		3.150	01/19/32	182,000
100,000		Commonwealth Edison Co		2.750	09/01/51	84,964
100,000		Consumers Energy Co		2.650	08/15/52	83,005
60,000		Dominion Energy, Inc		2.250	08/15/31	54,045
190,000		Dominion Energy, Inc		3.300	04/15/41	172,377
405,000		Duke Energy Corp		3.300	06/15/41	366,695
50,000		Duke Energy Progress LLC		2.500	08/15/50	40,612
100,000		Edison International		5.375	N/A‡	96,475
200,000	g	ENN Energy Holdings Ltd		2.625	09/17/30	179,483
195,000		Eversource Energy		1.650	08/15/30	167,992
100,000		Florida Power & Light Co		3.990	03/01/49	106,902
75,000		Indiana Michigan Power Co		3.750	07/01/47	71,527
200,000	g	Israel Electric Corp Ltd		3.750	02/22/32	191,949
150,000		MidAmerican Energy Co		3.650	04/15/29	154,178
95,000		MidAmerican Energy Co		3.650	08/01/48	94,125
130,000		NextEra Energy Capital Holdings, Inc		2.250	06/01/30	118,996
310,000		NiSource, Inc		1.700	02/15/31	262,953
85,000	g	NRG Energy, Inc		2.450	12/02/27	78,396
50,000		NRG Energy, Inc		5.750	01/15/28	50,820
100,000		NSTAR Electric Co		3.950	04/01/30	103,799
100,000		Ohio Power Co		4.150	04/01/48	101,055
100,000		Ohio Power Co		4.000	06/01/49	99,629
50,000		ONE Gas, Inc		3.610	02/01/24	50,181
12,000	g	Pattern Energy Operations LP		4.500	08/15/28	11,806
100,000		PECO Energy Co		3.000	09/15/49	89,909
200,000		PECO Energy Co		2.800	06/15/50	172,454
200,000	g	Perusahaan Listrik Negara PT		3.875	07/17/29	196,268
200,000	†,g	Phosagro OAO Via Phosagro Bond Funding DAC		2.600	09/16/28	55,250
125,000		Public Service Co of Colorado		1.875	06/15/31	111,088
125,000		Public Service Co of Colorado		3.200	03/01/50	116,640
200,000	g	Saka Energi Indonesia PT		4.450	05/05/24	195,850
300,000		Southern Co		4.000	01/15/51	290,250
75,000		Virginia Electric & Power Co		2.950	11/15/26	74,088
50,000		Virginia Electric & Power Co		3.500	03/15/27	50,832
		TOTAL UTILITIES				6,095,302
		TOTAL CORPORATE BONDS				79,179,426
		(Cost $83,415,107)
GOVERNMENT BONDS - 37.1%
FOREIGN GOVERNMENT BONDS - 2.9%
200,000	g	African Export-Import Bank		2.634	05/17/26	185,719
EUR 100,000	g	Banque Ouest Africaine de Developpement		2.750	01/22/33	101,770
200,000	g	Bermuda Government International Bond		3.717	01/25/27	202,750
50,000	g	Bermuda Government International Bond		4.750	02/15/29	53,655
200,000	g	BNG Bank NV		2.625	02/27/24	200,817
200,000		Brazilian Government International Bond		3.875	06/12/30	184,380
200,000		Chile Government International Bond		2.750	01/31/27	195,524
400,000	e	Colombia Government International Bond		3.250	04/22/32	333,948
200,000	g	Costa Rica Government International Bond		5.625	04/30/43	175,002
200,000	g	Dominican Republic Government International Bond		4.875	09/23/32	181,002
13,286	g	Ecuador Government International Bond		0.000	07/31/30	7,374
79,525	g	Ecuador Government International Bond (Step Bond)		5.000	07/31/30	66,404
56,442	g	Ecuador Government International Bond (Step Bond)		1.000	07/31/35	36,914
200,000	g	Egypt Government International Bond		7.053	01/15/32	175,579
100,000		European Investment Bank		4.875	02/15/36	125,488
200,000	g	Export-Import Bank of India		2.250	01/13/31	172,186
200,000	e,g	Guatemala Government Bond		3.700	10/07/33	185,002

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$187,500	g	Iraq Government International Bond		5.800%	01/15/28	$182,583
200,000		Japan Bank for International Cooperation		2.375	04/20/26	196,290
100,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	100,734
300,000	e,g	Jordan Government International Bond		4.950	07/07/25	298,366
200,000	g	Korea Electric Power Corp		1.125	06/15/25	187,666
200,000	e,g	Korea Hydro & Nuclear Power Co Ltd		1.250	04/27/26	186,119
250,000		Mexico Government International Bond		4.150	03/28/27	262,748
25,000	e	Mexico Government International Bond		3.250	04/16/30	24,064
32,000		Mexico Government International Bond		6.050	01/11/40	36,237
275,000		Mexico Government International Bond		4.280	08/14/41	256,347
200,000	e,g	Pakistan Global Sukuk Programme Co Ltd		7.950	01/31/29	186,508
160,000		Panama Notas del Tesoro		3.750	04/17/26	160,560
130,000		Peruvian Government International Bond		3.000	01/15/34	121,181
200,000	g	Qatar Government International Bond		3.750	04/16/30	210,660
300,000	g	Republic of Uzbekistan International Bond		4.750	02/20/24	299,828
275,000	g	Rwanda International Government Bond		5.500	08/09/31	250,647
500,000	g	Saudi Government International Bond		3.750	01/21/55	481,112
200,000	e,g	Serbia International Bond		2.125	12/01/30	166,928
		TOTAL FOREIGN GOVERNMENT BONDS				6,192,092
MORTGAGE BACKED - 17.1%
100,000	g,i	Angel Oak Mortgage Trust		2.837	11/25/66	93,328
210,000	g,i	Connecticut Avenue Securities Trust		1.999	12/25/41	200,270
100,000	g,i	Connecticut Avenue Securities Trust		4.599	01/25/42	94,363
64,191	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M + 5.920%	5.523	03/15/44	8,901
271,917		FHLMC		4.000	10/01/47	282,071
20,179		FHLMC		4.000	06/01/48	20,882
109,454	i	FHLMC	LIBOR 1 M + 9.920%	9.285	06/15/48	120,870
12,378		FHLMC		4.000	07/01/48	12,834
146,837	i	FHLMC	LIBOR 1 M + 9.840%	9.205	10/15/48	158,440
1,115,547		FHLMC		3.000	11/01/49	1,098,066
251,068		FHLMC		2.000	09/25/50	29,069
401,766		FHLMC		2.500	11/25/50	67,395
506,544		FHLMC		2.500	02/25/51	88,355
254,290		FHLMC		3.000	11/01/51	251,694
222,015		FHLMC		3.000	11/01/51	219,012
40,850		FHLMC		3.000	11/01/51	40,609
64,277		FHLMC		3.000	11/01/51	63,621
667,173	h	FHLMC		2.000	02/01/52	620,694
874,236	h	FHLMC		2.500	02/01/52	835,641
600,000	h	FHLMC		2.500	03/01/52	574,426
760,000	h	FHLMC		2.500	03/01/52	726,253
18,661		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	06/01/36	20,196
5,721		FGLMC		5.000	07/01/39	6,198
152,901		FGLMC		3.500	04/01/45	156,008
451,170		FGLMC		3.500	08/01/45	460,340
168,285		FGLMC		4.000	12/01/45	176,153
194,913		FGLMC		3.500	08/01/46	198,709
11,811		FGLMC		4.500	06/01/47	12,601
328,677		FGLMC		4.000	09/01/47	343,223
103,037		FGLMC		3.500	12/01/47	104,726
70,733		FGLMC		4.000	07/01/48	73,388
97,187		FGLMC		4.500	08/01/48	102,561
112,527		Federal National Mortgage Association (FNMA)		3.500	06/01/32	113,939
151,258		FNMA		3.000	10/01/32	152,832
83,477		FNMA		5.000	05/01/35	90,195
6,503		FNMA		7.500	07/01/35	6,525
93,871		FNMA		5.000	02/01/36	101,557
1,745,000	h	FNMA		2.000	04/25/37	1,694,763
910,000	h	FNMA		2.500	04/25/37	899,300
540,000	h	FNMA		3.000	04/25/37	543,713
88,821		FNMA		3.000	10/01/39	87,651
69,727		FNMA		3.000	05/01/40	69,166
146,756		FNMA		5.000	09/01/40	158,783

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$562,021		FNMA		2.000%	03/01/42	$525,182
69,942		FNMA		4.000	09/01/42	72,725
89,700	i	FNMA	LIBOR 1 M + 5.950%	5.493	09/25/43	14,227
39,374		FNMA		4.000	01/01/44	41,155
45,492		FNMA		4.500	03/01/44	48,574
174,557		FNMA		4.500	10/01/44	185,586
317,918		FNMA		4.500	11/01/44	335,868
78,690		FNMA		5.000	11/01/44	85,105
26,631		FNMA		4.000	01/01/45	27,729
98,918		FNMA		4.000	06/01/45	103,415
88,180		FNMA		4.000	12/01/45	91,993
350,771		FNMA		3.500	01/01/46	357,332
224,253		FNMA		4.000	01/01/46	234,006
13,066		FNMA		4.000	03/01/46	13,661
21,307		FNMA		4.000	04/01/46	22,233
137,555		FNMA		3.500	07/01/46	140,128
365,375		FNMA		3.500	07/01/46	372,659
62,926		FNMA		3.000	10/01/46	61,126
7,183		FNMA		3.000	11/01/47	6,980
166,586		FNMA		3.500	11/01/47	169,900
277,483		FNMA		4.000	12/01/47	287,204
25,764		FNMA		4.000	12/01/47	26,557
213,817		FNMA		3.500	01/01/48	216,974
94,781		FNMA		4.500	01/01/48	99,938
92,324		FNMA		4.500	02/01/48	97,345
73,958		FNMA		4.000	03/01/48	76,708
373,173		FNMA		4.500	03/01/48	393,452
21,455		FNMA		4.000	04/01/48	21,936
74,704		FNMA		4.500	05/01/48	78,768
58,428		FNMA		4.500	05/01/48	61,606
105,065		FNMA		5.000	08/01/48	112,570
287,086		FNMA		3.000	07/01/50	282,671
180,567		FNMA		2.000	08/25/50	23,753
557,048		FNMA		2.500	11/25/50	81,010
99,664		FNMA		3.000	02/25/51	18,040
1,624,219		FNMA		2.000	04/01/51	1,511,533
175,086		FNMA		3.000	09/01/51	172,592
221,391		FNMA		2.500	11/25/51	31,851
806,400	h	FNMA		2.000	12/01/51	749,666
794,477	h	FNMA		2.500	01/01/52	759,199
636,388	h	FNMA		2.000	02/01/52	592,051
506,368	h	FNMA		2.500	02/01/52	484,784
1,093,147	h	FNMA		2.500	02/01/52	1,044,605
597,204	h	FNMA		2.500	02/01/52	571,217
497,011	h	FNMA		2.500	02/01/52	474,842
88,921		FNMA		3.000	02/01/52	87,089
318,608		FNMA		3.500	02/01/52	322,353
399,284	h	FNMA		2.000	03/01/52	371,218
368,742	h	FNMA		2.000	03/01/52	342,823
620,000	h	FNMA		2.500	04/01/52	592,468
635,000	h	FNMA		2.000	04/25/52	589,434
766,000	h	FNMA		2.500	04/25/52	730,812
3,800,000	h	FNMA		3.000	04/25/52	3,716,875
110,000	h	FNMA		3.500	04/25/52	110,189
500,000	h	FNMA		4.000	04/25/52	510,312
270,000	h	FNMA		3.500	05/25/52	269,533
100,000	g,i	Freddie Mac STACR REMIC Trust		3.499	10/25/41	92,256
80,000	g,i	Freddie Mac STACR REMIC Trust		3.550	03/25/42	81,452
35,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		2.399	08/25/33	34,501
120,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.700	11/25/41	113,607
525,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		2.499	02/25/42	510,831
3,942		Government National Mortgage Association (GNMA)		5.000	03/15/34	4,258
21,277		GNMA		5.000	06/15/34	22,968
2,242		GNMA		5.000	04/15/38	2,441

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,554		GNMA		4.500%	04/15/40	$3,785
115,868		GNMA		4.000	06/20/46	14,568
980,000	h	GNMA		2.000	04/20/52	932,225
990,000	h	GNMA		2.500	04/20/52	960,184
2,300,000	h	GNMA		3.000	04/20/52	2,272,957
190,491	g,i	GS Mortgage-Backed Securities Trust		2.500	03/25/52	173,780
159,223	g,i	GS Mortgage-Backed Securities Trust		2.500	03/25/52	151,847
146,611	g,i	GS Mortgage-Backed Securities Trust		2.500	05/01/52	140,718
220,000	†,g,i	GS MortSecurities Trust		3.000	08/26/52	204,497
130,000	g,i	J.P. Morgan Mortgage Trust		3.000	09/25/52	121,626
245,766	g,i	JP Morgan Mortgage Trust		2.500	07/25/52	225,126
352,937	g,i	JP Morgan Mortgage Trust		3.250	07/25/52	338,395
380,000	g,i	JP Morgan Mortgage Trust		3.000	08/25/52	355,048
247,655	g,i	RCKT Mortgage Trust		2.500	02/25/52	226,202
		TOTAL MORTGAGE BACKED				36,986,155
MUNICIPAL BONDS - 1.7%
200,000		City & County of San Francisco CA Community Facilities District		3.264	09/01/25	199,141
200,000		City & County of San Francisco CA Community Facilities District		4.038	09/01/34	204,500
300,000		City of New York NY		3.430	12/01/24	304,826
150,000		Commonwealth Financing Authority		3.864	06/01/38	155,252
500,000		County of Miami-Dade FL Aviation Revenue		3.049	10/01/26	497,830
350,000		Michigan Finance Authority		2.988	09/01/49	358,756
170,000		New York State Dormitory Authority		4.294	07/01/44	178,075
1,400,000		State of Illinois		5.100	06/01/33	1,488,770
300,000		State of Oregon Department of Administrative Services		4.103	05/01/39	314,095
		TOTAL MUNICIPAL BONDS				3,701,245
U.S. TREASURY SECURITIES - 15.4%
1,100,000		United States Treasury Bond		3.125	11/15/41	1,186,066
1,535,700		United States Treasury Bond		3.000	11/15/45	1,637,800
1,615,000		United States Treasury Bond		2.875	11/15/46	1,697,958
765,000		United States Treasury Bond		3.000	05/15/47	825,961
176,000		United States Treasury Bond		3.375	11/15/48	206,085
1,114,440	k	United States Treasury Inflation Indexed	Bonds	0.500	04/15/24	1,171,294
205,000		United States Treasury Note		0.125	01/31/23	202,574
100,000		United States Treasury Note		0.125	05/31/23	97,957
3,360,000	e	United States Treasury Note		1.500	02/29/24	3,311,044
1,515,000		United States Treasury Note		1.750	03/15/25	1,482,925
1,000,000		United States Treasury Note		0.875	09/30/26	930,820
3,880,000		United States Treasury Note		1.875	02/28/27	3,776,028
65,000		United States Treasury Note		0.500	10/31/27	58,353
1,439,000		United States Treasury Note		1.125	08/31/28	1,325,791
1,855,000		United States Treasury Note		1.375	10/31/28	1,734,135
2,475,000		United States Treasury Note		1.875	02/28/29	2,389,148
3,776,000		United States Treasury Note		1.875	02/15/32	3,626,140
300,000		United States Treasury Note		2.250	05/15/41	283,207
25,000		United States Treasury Note		1.750	08/15/41	21,668
500,000		United States Treasury Note		2.000	11/15/41	452,422
2,186,800		United States Treasury Note		2.250	02/15/42	2,109,237
2,065,000		United States Treasury Note		1.875	11/15/51	1,811,392
3,223,000		United States Treasury Note		2.250	02/15/52	3,091,059
		TOTAL U.S. TREASURY SECURITIES				33,429,064
		TOTAL GOVERNMENT BONDS				80,308,556
		(Cost $81,857,410)
STRUCTURED ASSETS - 19.6%
ASSET BACKED - 8.5%
250,000	g	Affirm Asset Securitization Trust		1.660	08/15/25	247,706
		Series - 2021 A (Class C)
350,000	g	Affirm Asset Securitization Trust		1.400	08/17/26	322,044
		Series - 2021 B (Class C)

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$250,000	g,i	AIMCO CLO 16 Ltd	LIBOR 3 M + 1.650%	1.895%	01/17/35	$246,484
		Series - 2021 16A (Class B)
250,000		AmeriCredit Automobile Receivables Trust		2.130	03/18/26	244,327
		Series - 2020 2 (Class D)
250,000		AmeriCredit Automobile Receivables Trust		1.490	09/18/26	238,972
		Series - 2020 3 (Class D)
250,000		AmeriCredit Automobile Receivables Trust		1.210	12/18/26	236,247
		Series - 2021 1 (Class D)
99,904	g	AMSR Trust		1.819	04/17/37	94,746
		Series - 2020 SFR1 (Class A)
100,000	g	AMSR Trust		3.148	01/19/39	95,801
		Series - 2019 SFR1 (Class C)
100,000	g	AMSR Trust		3.247	01/19/39	94,690
		Series - 2019 SFR1 (Class D)
246,398	g	Apollo aviation securitization		2.798	01/15/47	226,663
		Series - 2021 2A (Class A)
250,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	250,922
		Series - 2017 2A (Class A)
198,931	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	196,268
		Series - 2019 A (Class A)
96,299	g	Capital Automotive REIT		1.440	08/15/51	89,921
		Series - 2021 1A (Class A1)
100,000	g	Capital Automotive REIT		1.920	08/15/51	93,188
		Series - 2021 1A (Class A3)
1,250,000		CarMax Auto Owner Trust		1.280	07/15/27	1,166,479
		Series - 2021 1 (Class D)
98,750	g	Cars Net Lease Mortgage Notes Series		2.010	12/15/50	91,514
		Series - 2020 1A (Class A1)
99,375	g	Cars Net Lease Mortgage Notes Series		3.100	12/15/50	93,821
		Series - 2020 1A (Class A3)
100,000	g	Cars Net Lease Mortgage Notes Series		4.690	12/15/50	99,231
		Series - 2020 1A (Class B1)
100,000		Carvana Auto Receivables Trust		1.720	09/11/28	97,133
		Series - 2021 N4 (Class C)
345,000	g	Carvana Auto Receivables Trust		4.130	12/11/28	341,621
		Series - 2022 N1 (Class D)
250,000	g,i	Cayuga Park CLO Ltd	LIBOR 3 M + 1.650%	1.000	07/17/34	247,546
		Series - 2020 1A (Class B1R)
144,702	†,g,i	CBRE Realty Finance	LIBOR 3 M + 3.000%	0.520	04/07/52	362
		Series - 2007 1A (Class A2)
3,998		Centex Home Equity		5.540	01/25/32	3,933
		Series - 2002 A (Class AF6)
460,252	g	CF Hippolyta LLC		1.690	07/15/60	434,915
		Series - 2020 1 (Class A1)
226,305	g	CF Hippolyta LLC		1.990	07/15/60	207,966
		Series - 2020 1 (Class A2)
92,050	g	CF Hippolyta LLC		2.280	07/15/60	86,813
		Series - 2020 1 (Class B1)
241,126	g	CF Hippolyta LLC		1.530	03/15/61	224,030
		Series - 2021 1A (Class A1)
241,126	g	CF Hippolyta LLC		1.980	03/15/61	221,828
		Series - 2021 1A (Class B1)
230,000	g	Cologix Data Centers US Issuer LLC		3.300	12/26/51	221,370
		Series - 2021 1A (Class A2)
121,875	g	DB Master Finance LLC		4.352	05/20/49	121,764
		Series - 2019 1A (Class A23)
199,500	g	DB Master Finance LLC		2.045	11/20/51	182,011
		Series - 2021 1A (Class A2I)
99,750	g	DB Master Finance LLC		2.493	11/20/51	89,927
		Series - 2021 1A (Class A2II)
61,118	g	Diamond Resorts Owner Trust		3.700	01/21/31	61,255
		Series - 2018 1 (Class A)
76,880	g	Diamond Resorts Owner Trust		2.890	02/20/32	76,165
		Series - 2019 1A (Class A)

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$62,167	g	Diamond Resorts Owner Trust		2.050%	11/21/33	$59,649
		Series - 2021 1A (Class B)
331,624	g	Domino's Pizza Master Issuer LLC		4.474	10/25/45	334,306
		Series - 2015 1A (Class A2II)
217,688	g	Domino's Pizza Master Issuer LLC		4.116	07/25/48	218,713
		Series - 2018 1A (Class A2I)
148,875	g	Domino's Pizza Master Issuer LLC		2.662	04/25/51	138,025
		Series - 2021 1A (Class A2I)
500,000	g	DT Auto Owner Trust		1.160	11/16/26	475,325
		Series - 2021 1A (Class D)
46,289	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.557	05/25/37	46,182
		Series - 2007 2 (Class A2C)
400,000	g	Flexential Issuer, LLC		3.250	11/27/51	378,714
		Series - 2021 1A (Class A2)
200,306	g	FNA VI LLC		1.350	01/10/32	191,179
		Series - 2021 1A (Class A)
446,000	g,i	GRACIE POINT INTERNATIONAL FUNDING		3.037	04/01/24	446,000
		Series - 2022 1A (Class B)
86,816	g	HERO Funding Trust		3.190	09/20/48	85,382
		Series - 2017 3A (Class A1)
86,816	g	HERO Funding Trust		3.950	09/20/48	85,665
		Series - 2017 3A (Class A2)
150,000	g	Hertz Vehicle Financing LLC		1.560	12/26/25	142,093
		Series - 2021 1A (Class B)
151,653	g	Hilton Grand Vacations Trust		2.960	12/26/28	151,177
		Series - 2017 AA (Class B)
113,717	g	Hilton Grand Vacations Trust		2.340	07/25/33	111,148
		Series - 2019 AA (Class A)
5,533	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	5,531
		Series - 2003 1 (Class M1)
433,839	g	Horizon Aircraft Finance II Ltd		3.721	07/15/39	386,686
		Series - 2019 1 (Class A)
226,593	g	Horizon Aircraft Finance III Ltd		3.425	11/15/39	208,717
		Series - 2019 2 (Class A)
99,995	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.691	01/17/38	99,943
		Series - 2018 SFR4 (Class B)
250,000	g,i	La Vie Re Ltd	LIBOR 3 M + 2.850%	2.981	10/06/23	245,000
		Series - 2020 A (Class )
250,000	g,i	Madison Park Funding LIX Ltd	LIBOR 3 M + 2.100%	2.345	01/18/34	247,067
		Series - 2021 59A (Class C)
250,000	g,i	Massachusetts St	LIBOR 3 M + 1.650%	1.882	01/15/35	247,875
		Series - 2021 3A (Class B)
137,793	g	MVW LLC		1.830	05/20/39	130,380
		Series - 2021 2A (Class B)
175,257	g	MVW Owner Trust		2.420	12/20/34	174,510
		Series - 2017 1A (Class A)
119,972	g	MVW Owner Trust		3.450	01/21/36	119,891
		Series - 2018 1A (Class A)
102,010	g	MVW Owner Trust		3.000	11/20/36	99,370
		Series - 2019 1A (Class B)
48,885	g	Navient Private Education Refi Loan Trust		1.310	01/15/69	47,336
		Series - 2020 HA (Class A)
186,223	g	Navient Student Loan Trust		3.390	12/15/59	186,236
		Series - 2019 BA (Class A2A)
250,000	g,i	Neuberger Berman Loan Advisers Clo 40 Ltd	LIBOR 3 M + 1.060%	1.301	04/16/33	248,742
		Series - 2021 40A (Class A)
250,000	g,i	Neuberger Berman Loan Advisers Clo 40 Ltd	LIBOR 3 M + 1.400%	1.641	04/16/33	246,242
		Series - 2021 40A (Class B)
242,378	g	Oak Street Investment Grade Net Lease Fund Series		1.480	01/20/51	225,678
		Series - 2021 1A (Class A1)
99,429	g	Oak Street Investment Grade Net Lease Fund Series		2.380	11/20/51	95,849
		Series - 2021 2A (Class A1)
250,000	g,i	OHA Credit Funding 10 Ltd	LIBOR 3 M + 1.650%	1.896	01/18/36	249,314
		Series - 2021 10A (Class B)

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$250,000	g	OneMain Financial Issuance Trust		3.840%	05/14/32	$251,933
		Series - 2020 1A (Class A)
150,000	g	OneMain Financial Issuance Trust		1.750	09/14/35	139,196
		Series - 2020 2A (Class A)
250,000	g	Oportun Funding XIV LLC		1.210	03/08/28	242,726
		Series - 2021 A (Class A)
200,000	g	PFS Financing Corp		1.270	06/15/25	197,038
		Series - 2020 A (Class A)
250,000	g	PFS Financing Corp		0.960	04/15/26	237,238
		Series - 2021 A (Class B)
100,000	g	Progress Residential Trust		2.937	10/17/36	97,349
		Series - 2019 SFR4 (Class B)
100,000	g	Progress Residential Trust		2.082	10/17/38	89,143
		Series - 2021 SFR8 (Class D)
250,000		Santander Drive Auto Receivables Trust		1.480	01/15/27	243,273
		Series - 2020 4 (Class D)
123,750	g	ServiceMaster Funding LLC		2.841	10/30/51	112,052
		Series - 2020 1 (Class A2I)
244,375	g	SERVPRO Master Issuer LLC		3.882	10/25/49	244,814
		Series - 2019 1A (Class A2)
99,250	g	SERVPRO Master Issuer LLC		2.394	04/25/51	89,247
		Series - 2021 1A (Class A2)
464,285	†,g	Settlement Fee Finance LLC		3.840	11/01/49	450,681
		Series - 2019 1A (Class A)
59,629	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	59,434
		Series - 2019 1A (Class A)
56,463	g	Sierra Timeshare Receivables Funding LLC		0.990	11/20/37	53,901
		Series - 2021 1A (Class A)
56,463	g	Sierra Timeshare Receivables Funding LLC		1.340	11/20/37	53,725
		Series - 2021 1A (Class B)
56,463	g	Sierra Timeshare Receivables Funding LLC		1.790	11/20/37	54,267
		Series - 2021 1A (Class C)
153,087	g	SoFi Professional Loan Program LLC		2.840	01/25/41	153,223
		Series - 2017 F (Class A2FX)
378,904	g	Sonic Capital LLC		3.845	01/20/50	369,251
		Series - 2020 1A (Class A2I)
250,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	234,358
		Series - 2020 1A (Class A2)
250,000	g	Stack Infrastructure Issuer LLC		1.877	03/26/46	229,467
		Series - 2021 1A (Class A2)
5,224	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.357	09/25/34	5,157
		Series - 2004 8 (Class M1)
10,019	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.457	09/25/34	9,995
		Series - 2004 8 (Class A9)
95,250	g	Taco Bell Funding LLC		4.970	05/25/46	96,853
		Series - 2016 1A (Class A23)
129,675	g	Taco Bell Funding LLC		1.946	08/25/51	117,277
		Series - 2021 1A (Class A2I)
99,750	g	Taco Bell Funding LLC		2.294	08/25/51	88,941
		Series - 2021 1A (Class A2II)
250,000	g,i	TICP CLO VIII Ltd	LIBOR 3 M + 1.700%	1.907	10/20/34	248,621
		Series - 2017 8A (Class A2R)
95,081	g	Tricon American Homes Trust		2.928	01/17/36	94,381
		Series - 2017 SFR2 (Class A)
100,000	g	Tricon American Homes Trust		3.275	01/17/36	99,031
		Series - 2017 SFR2 (Class B)
250,000	g,i	Ursa Re II Ltd	U.S. Treasury Bill 3 M + 3.750%	4.268	12/07/23	249,125
		Series - 2020 A (Class )
250,000	g,i	Vitality Re X Ltd	U.S. Treasury Bill 3 M + 1.750%	2.258	01/10/23	247,775
		Series - 2020 A (Class )
287,825	g	Wendy's Funding LLC		2.370	06/15/51	255,995
		Series - 2021 1A (Class A2I)

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$497,500	g	Wingstop Funding LLC		2.841%	12/05/50	$461,419
		Series - 2020 1A (Class A2)
		TOTAL ASSET BACKED				18,452,474
OTHER MORTGAGE BACKED - 11.1%
124,325	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	123,436
		Series - 2015 6 (Class A9)
500,000	g	BANK		2.500	10/17/52	398,917
		Series - 2019 BN21 (Class D)
97,145	g,i	Bayview MSR Opportunity Master Fund Trust		3.000	10/25/51	91,595
		Series - 2021 6 (Class A19)
200,000	g	BBCMS Trust		4.197	08/10/35	204,263
		Series - 2015 SRCH (Class A2)
400,000		Benchmark Mortgage Trust		4.267	03/15/52	415,179
		Series - 2019 B9 (Class AS)
500,000	i	Benchmark Mortgage Trust		2.244	08/15/54	442,187
		Series - 2021 B28 (Class B)
500,000		Benchmark Mortgage Trust		2.429	08/15/54	452,796
		Series - 2021 B28 (Class AS)
575,000	g	BXP Trust		3.459	08/13/37	571,501
		Series - 2017 CC (Class A)
500,000	g,i	BXP Trust		2.775	01/15/44	401,374
		Series - 2021 601L (Class D)
250,000	g,i	CF Mortgage Trust		3.603	04/15/52	246,067
		Series - 2020 P1 (Class A2)
474,586		CFCRE Commercial Mortgage Trust		3.644	12/10/54	478,982
		Series - 2016 C7 (Class ASB)
9,415	i	CHL Mortgage Pass-Through Trust		2.505	02/20/35	9,474
		Series - 2004 HYB9 (Class 1A1)
250,000	g,i	Citigroup Commercial Mortgage Trust		3.518	05/10/35	248,795
		Series - 2013 375P (Class B)
100,000	g,i	Citigroup Commercial Mortgage Trust		4.483	07/10/47	95,608
		Series - 2014 GC23 (Class D)
276,000		Citigroup Commercial Mortgage Trust		3.199	08/10/56	258,707
		Series - 2019 GC41 (Class B)
745,447		COMM Mortgage Trust		2.853	10/15/45	746,658
		Series - 2012 CR4 (Class A3)
1,000,000	g,i	COMM Mortgage Trust		3.928	06/10/46	1,005,249
		Series - 2013 CR8 (Class B)
500,000	g,i	COMM Mortgage Trust		4.768	06/10/47	463,823
		Series - 2014 UBS3 (Class D)
300,000	i	COMM Mortgage Trust		3.603	03/10/48	300,121
		Series - 2015 CR22 (Class AM)
200,000	g,i	COMM Mortgage Trust		4.106	03/10/48	188,047
		Series - 2015 CR22 (Class D)
250,000		COMM Mortgage Trust		3.801	05/10/48	250,392
		Series - 2015 CR23 (Class AM)
550,000	i	COMM Mortgage Trust		4.183	05/10/48	546,631
		Series - 2015 CR23 (Class B)
200,000	i	COMM Mortgage Trust		4.288	05/10/48	196,913
		Series - 2015 CR23 (Class C)
500,000		COMM Mortgage Trust		3.696	08/10/48	503,735
		Series - 2015 CR24 (Class A5)
250,000		COMM Mortgage Trust		3.984	10/10/48	252,180
		Series - 2015 CR27 (Class AM)
600,000	i	COMM Mortgage Trust		4.158	10/10/48	603,966
		Series - 2015 LC23 (Class AM)
77,663	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	3.057	05/25/24	77,760
		Series - 2014 C02 (Class 1M2)
107,073	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.457	07/25/24	107,609
		Series - 2014 C03 (Class 1M2)
25,000	g,i	Connecticut Avenue Securities Trust		1.649	10/25/41	24,152
		Series - 2021 R01 (Class 1M2)

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$80,000	g,i	Connecticut Avenue Securities Trust		2.849%	12/25/41	$72,425
		Series - 2021 R03 (Class 1B1)
145,000	g,i	Connecticut Avenue Securities Trust		3.599	03/25/42	146,547
		Series - 2022 R03 (Class 1M2)
123,795	g,i	Credit Suisse Mortgage Capital Certificates		2.405	10/25/66	117,952
		Series - 2021 NQM8 (Class A3)
35,788	g,i	CSMC Trust		3.500	02/25/48	35,164
		Series - 2018 J1 (Class A2)
200,000		DBJPM Mortgage Trust		2.340	08/15/53	181,157
		Series - 2020 C9 (Class AM)
500,000	g,i	EQUS Mortgage Trust	LIBOR 1 M + 2.300%	2.697	10/15/38	485,560
		Series - 2021 EQAZ (Class E)
34,450	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	1.192	12/25/35	34,159
		Series - 2005 2 (Class M2)
90,357	g,i	Flagstar Mortgage Trust		4.048	10/25/47	90,098
		Series - 2017 2 (Class B3)
4,733	g,i	Flagstar Mortgage Trust		4.000	09/25/48	4,746
		Series - 2018 5 (Class A11)
187,249	g,i	Flagstar Mortgage Trust		2.500	06/01/51	170,832
		Series - 2021 4 (Class A21)
284,316	g,i	Flagstar Mortgage Trust		3.000	10/25/51	269,834
		Series - 2021 10IN (Class A1)
10,000	g,i	Freddie Mac STACR REMIC Trust		2.149	12/25/33	9,412
		Series - 2021 HQA2 (Class M2)
160,000	g,i	Freddie Mac STACR REMIC Trust		1.749	01/25/34	157,403
		Series - 2021 DNA5 (Class M2)
110,000	g,i	Freddie Mac STACR REMIC Trust		2.599	01/25/42	102,830
		Series - 2022 DNA1 (Class M2)
6,215	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	6,224
		Series - 2019 PJ2 (Class A4)
36,863	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	01/25/51	35,906
		Series - 2020 PJ4 (Class A4)
90,478	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	10/25/51	82,617
		Series - 2021 PJ5 (Class A4)
199,053	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	06/25/52	187,546
		Series - 2022 PJ2 (Class A36)
84,132	g,i	GS Mortgage-Backed Securities Trust		2.500	07/25/51	76,837
		Series - 2021 PJ2 (Class A4)
345,411	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	315,182
		Series - 2021 PJ7 (Class A4)
168,269	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	153,679
		Series - 2021 PJ8 (Class A4)
261,196	g,i	GS MortSecurities Trust		2.500	11/25/51	238,251
		Series - 2021 PJ6 (Class A4)
31,048	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	1.069	08/19/45	30,562
		Series - 2005 11 (Class 2A1A)
400,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	386,131
		Series - 2016 10HY (Class A)
52,763	g,i	Imperial Fund Mortgage Trust		2.051	10/25/55	50,970
		Series - 2020 NQM1 (Class A3)
40,821	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.398	07/15/46	41,375
		Series - 2011 C4 (Class C)
300,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.021	07/05/32	300,390
		Series - 2012 HSBC (Class C)
200,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.424	10/15/45	200,256
		Series - 2012 C8 (Class AS)
74,030	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.102	12/25/44	75,092
		Series - 2015 1 (Class B1)
10,252	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	10,120
		Series - 2016 1 (Class A13)
24,344	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	23,834
		Series - 2017 2 (Class A13)
23,024	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	22,180
		Series - 2018 3 (Class A13)

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$60,147	g,i	JP Morgan Mortgage Trust		3.500%	10/25/48	$58,279
		Series - 2018 5 (Class A13)
47,640	g,i	JP Morgan Mortgage Trust		3.050	10/26/48	47,810
		Series - 2017 5 (Class A2)
4,052	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	4,058
		Series - 2018 8 (Class A13)
2,730	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	2,734
		Series - 2018 9 (Class A13)
3,760	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	3,768
		Series - 2019 1 (Class A3)
13,411	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	13,440
		Series - 2019 1 (Class A15)
23,738	g,i	JP Morgan Mortgage Trust		4.629	09/25/49	23,110
		Series - 2019 3 (Class B1)
23,778	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.407	10/25/49	23,827
		Series - 2019 INV1 (Class A11)
100,324	g,i	JP Morgan Mortgage Trust		3.864	06/25/50	97,655
		Series - 2020 1 (Class B2)
158,798	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	145,021
		Series - 2021 6 (Class A15)
76,810	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	70,149
		Series - 2021 7 (Class A15)
105,061	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	95,961
		Series - 2021 8 (Class A15)
93,337	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	85,236
		Series - 2021 10 (Class A15)
161,263	g,i	JP Morgan Mortgage Trust		2.500	01/25/52	147,218
		Series - 2021 11 (Class A15)
90,225	g,i	JP Morgan Mortgage Trust		2.500	02/25/52	82,382
		Series - 2021 12 (Class A15)
123,810	g,i	JP Morgan Mortgage Trust		3.357	04/25/52	113,060
		Series - 2021 INV6 (Class B1)
74,286	g,i	JP Morgan Mortgage Trust		3.357	04/25/52	66,363
		Series - 2021 INV6 (Class B2)
67,199	g,i	JP Morgan Mortgage Trust		2.500	05/25/52	61,337
		Series - 2021 14 (Class A15)
237,533	g,i	JP Morgan Mortgage Trust		2.500	06/25/52	216,835
		Series - 2021 15 (Class A15)
246,386	g,i	JP Morgan Mortgage Trust		3.000	08/25/52	232,296
		Series - 2022 2 (Class A25)
500,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	500,083
		Series - 2015 C29 (Class AS)
400,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	386,781
		Series - 2015 C29 (Class B)
500,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	504,431
		Series - 2015 C31 (Class AS)
450,000	i	JPMBB Commercial Mortgage Securities Trust		4.622	08/15/48	454,712
		Series - 2015 C31 (Class B)
500,000	g,i	JPMBB Commercial Mortgage Securities Trust		4.233	03/17/49	471,211
		Series - 2016 C1 (Class D1)
115,000	i	JPMDB Commercial Mortgage Securities Trust		3.858	03/15/50	113,368
		Series - 2017 C5 (Class AS)
500,000	g,i	Manhattan West		2.335	09/10/39	459,433
		Series - 2020 1MW (Class B)
57,458	i	Merrill Lynch Mortgage Investors Trust	LIBOR 1 M + 0.520%	2.278	01/25/37	55,349
		Series - 2006 WMC1 (Class A1B)
328,128	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	02/15/47	332,744
		Series - 2014 C14 (Class AS)
136,720	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	08/25/51	124,896
		Series - 2021 5 (Class A9)
148,085	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	141,380
		Series - 2021 6 (Class A4)
115,389	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	105,419
		Series - 2021 6 (Class A9)

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.897%	07/15/36	$497,447
		Series - 2019 MILE (Class A)
31,572	g,i	New Residential Mortgage Loan Trust		3.750	05/28/52	31,487
		Series - 2015 1A (Class A3)
100,000	g,i	New Residential Mortgage Loan Trust		2.986	09/25/59	95,123
		Series - 2019 NQM4 (Class M1)
100,000	g,i	NLT Trust		2.569	08/25/56	90,767
		Series - 2021 INV2 (Class M1)
231,275	g,i	OBX Trust		2.500	07/25/51	210,933
		Series - 2021 J2 (Class A19)
18,769	g,i	OBX Trust	LIBOR 1 M + 0.650%	1.107	06/25/57	18,536
		Series - 2018 1 (Class A2)
94,202	g,i	Oceanview Mortgage Trust		2.500	05/25/51	86,011
		Series - 2021 1 (Class A19)
11,816	g,i	Sequoia Mortgage Trust		3.500	05/25/45	11,546
		Series - 2015 2 (Class A1)
19,687	g,i	Sequoia Mortgage Trust		3.500	02/25/47	19,193
		Series - 2017 2 (Class A19)
15,346	g,i	Sequoia Mortgage Trust		3.500	02/25/48	15,116
		Series - 2018 2 (Class A1)
36,984	g,i	Sequoia Mortgage Trust		3.500	03/25/48	36,577
		Series - 2018 3 (Class A1)
17,362	g,i	Sequoia Mortgage Trust		4.000	06/25/49	17,378
		Series - 2019 2 (Class A1)
8,681	g,i	Sequoia Mortgage Trust		4.000	06/25/49	8,689
		Series - 2019 2 (Class A19)
165,018	g,i	Sequoia Mortgage Trust		3.500	11/25/49	158,599
		Series - 2019 4 (Class A1)
74,579	g,i	Sequoia Mortgage Trust		3.500	12/25/49	73,660
		Series - 2019 5 (Class A1)
41,951	g,i	Sequoia Mortgage Trust		3.500	12/25/49	41,422
		Series - 2019 5 (Class A19)
47,399	g,i	Sequoia Mortgage Trust		3.500	03/25/50	46,540
		Series - 2020 2 (Class A1)
53,044	g,i	Sequoia Mortgage Trust		3.000	04/25/50	51,130
		Series - 2020 3 (Class A19)
94,997	g,i	Sequoia Mortgage Trust		2.500	06/25/51	86,484
		Series - 2021 4 (Class A19)
16,110	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	15,579
		Series - 2017 1 (Class A19)
770,000	g	SLG Office Trust		2.851	07/15/41	658,619
		Series - 2021 OVA (Class E)
482,295	g,i	SMR Mortgage Trust		2.701	02/15/39	476,523
		Series - 2022 IND (Class B)
265,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		2.199	10/25/33	258,916
		Series - 2021 DNA3 (Class M2)
1,573	g,i	STACR		3.724	02/25/48	1,568
		Series - 2018 SPI1 (Class M2)
2,721	g,i	STACR		3.809	05/25/48	2,713
		Series - 2018 SPI2 (Class M2)
50,000	g,i	STACR	LIBOR 1 M + 2.500%	2.957	02/25/50	47,104
		Series - 2020 DNA2 (Class B1)
675,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.875	04/10/46	666,549
		Series - 2013 C6 (Class B)
100,000	g,i	Verus Securitization Trust		3.139	07/25/59	99,919
		Series - 2019 3 (Class M1)
100,000	g,i	Verus Securitization Trust		3.207	11/25/59	99,494
		Series - 2019 4 (Class M1)
45,589	g	Verus Securitization Trust		1.733	05/25/65	44,448
		Series - 2020 5 (Class A3)
138,430	g,i	Verus Securitization Trust		2.240	10/25/66	130,556
		Series - 2021 7 (Class A3)
295,000	g	Wells Fargo Commercial Mortgage Trust		3.153	09/15/57	268,937
		Series - 2015 NXS3 (Class D)

TIAA-CREF LIFE FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,228	g,i	Wells Fargo Mortgage Backed Securities Trust		4.000%	04/25/49	$3,226
		Series - 2019 2 (Class A17)
17,254	g,i	Wells Fargo Mortgage Backed Securities Trust		3.500	09/25/49	17,155
		Series - 2019 4 (Class A1)
216,933	g,i	Wells Fargo Mortgage Backed Securities Trust		2.500	06/25/51	197,961
		Series - 2021 2 (Class A17)
94,477	g,i	Wells Fargo Mortgage Backed Securities Trust		3.000	08/25/51	89,417
		Series - 2021 INV1 (Class A17)
99,190	g,i	Wells Fargo Mortgage Backed Securities Trust		3.327	08/25/51	91,012
		Series - 2021 INV1 (Class B1)
40,000		WFRBS Commercial Mortgage Trust		3.345	05/15/45	40,061
		Series - 2013 C13 (Class AS)
		TOTAL OTHER MORTGAGE BACKED				23,868,129
		TOTAL STRUCTURED ASSETS				42,320,603
		(Cost $44,385,354)
		TOTAL BONDS				201,808,585
		(Cost $209,657,871)
SHARES		COMPANY
PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,517	*,e,i	Federal Home Loan Mortgage Corp			17,103
17,265	*,e	Federal National Mortgage Association			55,593
		TOTAL BANKS			72,696
		TOTAL PREFERRED STOCKS			72,696
		(Cost $569,550)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 18.9%
GOVERNMENT AGENCY DEBT - 11.5%
$5,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000	05/03/22	4,999,111
10,000,000		Federal Home Loan Bank (FHLB)	0.000	04/01/22	10,000,000
10,000,000		FHLB	0.000	04/08/22	9,999,670
		TOTAL GOVERNMENT AGENCY DEBT			24,998,781
REPURCHASE AGREEMENT - 4.9%
10,590,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	10,590,000
		TOTAL REPURCHASE AGREEMENT			10,590,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
5,359,463	c	State Street Navigator Securities Lending Government Money	0.290		5,359,463
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,359,463
		TOTAL SHORT-TERM INVESTMENTS			40,948,244
		(Cost $40,948,254)
		TOTAL INVESTMENTS - 115.0%			248,860,877
		(Cost $257,261,912)
		OTHER ASSETS & LIABILITIES, NET - (15.0)%			(32,517,902)
		NET ASSETS - 100.0%			$216,342,975

TIAA-CREF LIFE FUNDS - Core Bond Fund

EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
SOFR	Secure Overnight Financing Rate

* Non-income producing

†Security is categorized as Level 3 in the fair value hierarchy.

‡ Perpetual security

c Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,407,914.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $58,070,859 or 26.8% of net assets.

hAll or a portion of these securities were purchased on a delayed delivery basis.

iFloating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $10,590,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/32, valued at $10,801,818.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF LIFE FUNDS - Balanced Fund

		TIAA-CREF LIFE FUNDS
		BALANCED FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		March 31, 2022
SHARES	SECURITY		VALUE
TIAA-CREF LIFE FUNDS—99.9%a
FIXED INCOME—49.5%
3,713,991	TIAA-CREF Life Core Bond Fund		$36,879,927
	TOTAL FIXED INCOME		36,879,927
INTERNATIONAL EQUITY—9.9%
820,879	TIAA-CREF Life International Equity Fund		7,420,748
	TOTAL INTERNATIONAL EQUITY		7,420,748
U.S. EQUITY—40.5%
370,954	TIAA-CREF Life Growth Equity Fund		6,907,171
308,362	TIAA-CREF Life Growth & Income Fund		7,524,038
355,866	TIAA-CREF Life Large-Cap Value Fund		6,651,143
80,928	TIAA-CREF Life Real Estate Securities Fund		1,515,787
90,678	TIAA-CREF Life Small-Cap Equity Fund		1,498,906
155,715	TIAA-CREF Life Stock Index Fund		6,051,103
	TOTAL U.S. EQUITY		30,148,148

	TOTAL TIAA-CREF LIFE FUNDS		74,448,823
	(Cost $62,328,801)
	TOTAL INVESTMENTS—99.9%		74,448,823
	(Cost $62,328,801)
	OTHER ASSETS & LIABILITIES, NET—0.1%		61,140
	NET ASSETS—100.0%		$74,509,963

aThe Fund invests its assets in the affiliated TIAA-CREF Life Funds. Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

•

•

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Funds’ investments as of March 31, 2022, based on the inputs used to value them:

The following table summarizes the market value of the Funds’ investments as of March 31, 2022, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Common stocks	$146,632,162	$6,689,984	$—	$153,322,146
Short-term investments	—	1,540,000	—	1,540,000
Total	$146,632,162	$8,229,984	$—	$154,862,146
Growth & Income
Common stocks	$189,448,316	$4,567,090	$—	$194,015,406
Short-term investments	21	2,205,000	—	2,205,021
Purchased options	30	—	—	30
Written options**	(769,608)	—	—	(769,608)
Total	$188,678,759	$6,772,090	$—	$195,450,849
Large-Cap Value
Common stocks	$87,838,497	$—	$160	$87,838,657
Total	$87,838,497	$—	$160	$87,838,657
Real Estate Securities
Common stocks	$97,459,634	$604,032	$—	$98,063,666
Short-term investments	—	1,295,000	—	1,295,000
Total	$97,459,634	$1,899,032	$—	$99,358,666
Small-Cap Equity
Common stocks	$68,461,620	$—	$—	$68,461,620
Short-term investments	881,254	785,000	—	1,666,254
Futures contracts**	15,981	—	—	15,981
Total	$69,358,855	$785,000	$—	$70,143,855
Social Choice Equity
Common stocks	$91,940,427	$120	$—	$91,940,547
Short-term investments	149,526	—	—	149,526
Total	$92,089,953	$120	$—	$92,090,073

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Stock Index
Common stocks	$773,871,436	$657	$5,508	$773,877,601
Rights/Warrants	805	9	9	823
Short-term investments	2,418,835	9,875,000	—	12,293,835
Futures contracts**	417,955	—	—	417,955
Total	$776,709,031	$9,875,666	$5,517	$786,590,214
International Equity
Common stocks	$1,978,446	$124,139,842	$—	$126,118,288
Short-term investments	—	2,850,000	—	2,850,000
Total	$1,978,446	$126,989,842	$—	$128,968,288
Core Bond
Bank loan obligations	$—	$6,031,352	$—	$6,031,352
Corporate bonds	—	79,124,176	55,250	79,179,426
Government bonds	—	80,104,059	204,497	80,308,556
Structured assets	—	41,869,560	451,043	42,320,603
Preferred stocks	72,696	—	—	72,696
Short-term investments	5,359,463	35,588,781	—	40,948,244
Total	$5,432,159	$242,717,928	$710,790	$248,860,877
Balanced
Registered investment companies	$74,448,823	$—	$—	$74,448,823
Total	$74,448,823	$—	$—	$74,448,823

*For detailed categories, see the accompanying Schedules of Investments.

**	Derivative instruments are not reflected in the market value of portfolio investments.

A10942-B (5/22)